UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	6/30/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2008

Emerging Markets Debt Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Examples

Emerging Markets Debt Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008
Class I
Actual	$1,000.00	$990.60	$5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.44	5.47
Class II
Actual	1,000.00	990.60	5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.19	5.72

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.09% and 1.14%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (96.7%)
Argentina (1.2%)
Sovereign (1.2%)
Republic of Argentina,
8.28%, 12/31/33	$	(c)2,396	$1,836
Republic of Argentina (Foreign),
8.28%, 12/31/33		(b)321	204
			2,040
Brazil (16.7%)
Corporate (1.1%)
Banco ABN Amro Real S.A.,
16.20%, 2/22/10	BRL	2,980	1,905
Sovereign (15.6%)
Banco Nacional de Desenvolvimento Economico e Social,
6.37%, 6/16/18		$3,400	3,400
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/10	BRL	4,544	2,662
Federative Republic of Brazil,
6.00%, 1/17/17		$3,960	4,047
8.00%, 1/15/18		3,903	4,344
8.88%, 10/14/19 - 4/15/24		5,265	6,612
10.50%, 7/14/14		1,270	1,610
11.00%, 8/17/40		(c)2,460	3,257
			25,932
			27,837
Bulgaria (0.5%)
Sovereign (0.5%)
Republic of Bulgaria,
8.25%, 1/15/15		(e)651	741
Chile (1.2%)
Corporate (1.2%)
Empresa Nacional de Petroleo,
6.75%, 11/15/12		(e)1,930	2,009
Colombia (0.9%)
Sovereign (0.9%)
Republic of Colombia,
11.75%, 2/25/20		1,010	1,469
Ecuador (2.0%)
Sovereign (2.0%)
Republic of Ecuador,
9.38%, 12/15/15		1,630	1,683
10.00%, 8/15/30		(f)1,580	1,544
			3,227
Egypt (0.8%)
Sovereign (0.8%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	(c)7,270	1,322
Ghana (0.8%)
Sovereign (0.8%)
Republic of Ghana,
8.50%, 10/4/17	$1,296		1,338
Indonesia (5.4%)
Corporate (1.5%)
Pindo Deli Finance Mauritius,
Tranche A, 4.93%, 4/28/15	$	(a)(e)238	182
Tranche B, 4.93%, 4/28/18		(a)(e)1,640	615
Tranche C, Zero Coupon, 4/28/25		(a)2,691	175
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A, 4.93%, 4/28/15		(a)946	724
Tranche B, 4.93%, 4/28/18		(a)(e)1,433	523
Tranche C, Zero Coupon, 4/28/27		(a)(e)2,923	190
			2,409
Sovereign (3.9%)
Republic of Indonesia,
6.88%, 1/17/18		1,750	1,654
7.75%, 1/17/38		5,120	4,838
			6,492
			8,901
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
3.00%, 3/31/18		(d)1,530	551
Kazakhstan (2.7%)
Sovereign (2.7%)
Intergas Finance BV,
6.38%, 5/14/17		1,730	1,551
KazMunaiGaz Finance Sub BV,
9.13%, 7/2/18		(e)3,000	2,996
			4,547
Mexico (13.1%)
Sovereign (13.1%)
Mexican Bonos,
8.00%, 12/17/15	MXN	20,091	1,833
Pemex Project Funding Master Trust,
4.08%, 6/15/10	$	(a)(e)2,550	2,567
6.63%, 6/15/35		(c)4,600	4,561
8.63%, 12/1/23		1,350	1,677
United Mexican States,
5.63%, 1/15/17		(c)5,898	5,975
6.75%, 9/27/34		1,891	2,011
8.38%, 1/14/11		2,945	3,228
			21,852
Nigeria (1.2%)
Sovereign (1.2%)
UBS AG, Federal Republic of Nigeria,
Credit Linked Unsecured Notes,
Zero Coupon, 4/9/09	NGN	254,400	2,002
Panama (2.4%)
Sovereign (2.4%)
Republic of Panama,
7.13%, 1/29/26		$1,050	1,113
7.25%, 3/15/15		841	908
9.38%, 4/1/29		1,550	2,035
			4,056

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Face
Amount	Value
(000)	(000)
Peru (6.1%)
Sovereign (6.1%)
Republic of Peru,
6.55%, 3/14/37	$2,510	$2,548
8.38%, 5/3/16	890	1,036
8.75%, 11/21/33	(c)4,197	5,414
9.88%, 2/6/15	987	1,212
10,210
Philippines (6.4%)
Sovereign (6.4%)
Republic of Philippines,
8.88%, 3/17/15	(c)6,499	7,238
9.00%, 2/15/13	1,680	1,852
9.50%, 2/2/30	(c)1,321	1,617
10,707
Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered),
9.75%, 6/15/30	660	997
Russia (16.7%)
Corporate (3.4%)
Gaz Capital S.A.,
6.21%, 11/22/16	(e)1,529	1,432
8.63%, 4/28/34	350	387
JPMorgan Chase & Co.,
7.00%, 6/28/17	RUB	44,000	1,459
TNK-BP Finance S.A.,
7.88%, 3/13/18	$	(e)2,550	2,467
5,745
Sovereign (13.3%)
Citigroup, Inc., OJSC Russian Agricultural Bank, Credit Linked Unsecured Notes,
7.34%, 2/24/10	1,752	1,779
RSHB Capital S.A. for OJSC Russian Agricultural Bank,
6.30%, 5/15/17	(e)1,401	1,296
7.18%, 5/16/13	190	191
7.18%, 5/16/13	(e)1,910	1,917
Russian Federation,
7.50%, 3/31/30	(f)619	696
Russian Federation (Registered),
7.50%, 3/31/30	(f)4,570	5,141
11.00%, 7/24/18	2,501	3,508
12.75%, 6/24/28	2,700	4,789
Russian Ministry of Finance,
3.00%, 5/14/11	(c)2,920	2,793
22,110
27,855
South Korea (0.4%)
Sovereign (0.4%)
Korea Development Bank,
5.30%, 1/17/13	$680	676
Trinidad (1.1%)
Corporate (1.1%)
National Gas Co. of Trinidad & Tobago Ltd.,
6.05%, 1/15/36	(c)(e)2,069	1,898
Turkey (7.7%)
Sovereign (7.7%)
Republic of Turkey,
6.75%, 4/3/18	(c)6,122	5,724
11.00%, 1/14/13	4,537	5,252
11.88%, 1/15/30	(c)1,340	1,889
12,865
Ukraine (0.9%)
Sovereign (0.9%)
Republic of Ukraine,
6.58%, 11/21/16	(c)1,700	1,513
Venezuela (7.6%)
Sovereign (7.6%)
Republic of Venezuela,
5.75%, 2/26/16	990	780
8.50%, 10/8/14	(c)1,300	1,229
9.25%, 9/15/27	(c)7,146	6,724
10.75%, 9/19/13	(c)3,760	3,920
12,653
Total Fixed Income Securities (Cost $162,768)	161,266

	No. of
	Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expiring 11/15/20	1,250	273
Venezuela (0.1%)
Republic of Venezuela, Oil-linked Payment Obligation, expiring 4/15/20	3,750	134
Total Warrants (Cost $—)		407

Shares
Short-Term Investments (23.8%)
Securities held as Collateral on Loaned Securities (21.4%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(g)7,918,153	7,918

	Face
	Amount
	(000)
Short-Term Debt (16.7%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (a)1,021	1,021
Bancaja,
2.97%, 11/12/08	(a)510	510

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (cont’d)
Securities held as Collateral on Loaned Securities (cont’d)
Short-Term Debt (cont’d)
Bank of New York Co., Inc.,
2.46%, 8/8/08	$ (a)510	$510
BASF AG,
2.73%, 8/19/08	(a)510	510
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(a)2,041	2,041
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(a)1,020	1,020
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	8,919	8,919
First Tennessee Bank,
2.50%, 8/15/08	(a)2,551	2,551
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(a)510	510
HSBC Finance Corp.,
2.47%, 8/6/08	(a)510	510
IBM Corp.,
2.48%, 9/8/08	(a)2,041	2,041
Macquarie Bank Ltd.,
2.51%, 8/20/08	(a)1,020	1,020
Metropolitan Life Global Funding,
2.48%, 8/21/08	(a)1,531	1,531
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(a)2,041	2,041
Nationwide Building Society,
2.88%, 7/28/08	(a)1,184	1,184
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(a)714	714
2.50%, 8/14/08	(a)1,123	1,123
		27,756
		35,674

Shares
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class	(g)3,750,377	3,750

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
1.84%, 10/9/08	$ (h)(i)200	199
Total Short-Term Investments (Cost $39,623)		39,623
Total Investments (120.7%) (Cost $202,391) — Including $34,867 of Securities Loaned		201,296
Liabilities in Excess of Other Assets (-20.7%)		(34,519)
Net Asset (100%)		$166,777

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2008.
(b)	Security was valued at fair value — At June 30, 2008, the Portfolio held a fair valued security, valued at approximately $204,000, representing 0.1% of net assets.
(c)	All or a portion of security on loan at June 30, 2008.
(d)	Issuer is in default.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.
(g)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	Rate shown is the yield to maturity at June 30, 2008.
BRL	Brazilian Real
EGP	Egyptian Pound
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
2 Year U.S.
Treasury Notes	22	$4,646	Sep-08	$(2)
5 Year U.S.
Treasury Notes	364	40,242	Sep-08	125
				$123

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	3 Month LIBOR	Pay	4.39%	12/11/12	$36,688	$332

LIBOR	London Inter Bank Offer Rate

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

**	Includes 17.7% of securities held as collateral on loaned securities as of June 30, 2008.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities

June 30, 2008 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Including $34,867 of Securities on Loan) (Cost $190,723)	$189,628
Investment in Security of Affiliated Issuer, at Value (Cost $11,668)	11,668
Total Investments in Securities, at Value (Cost $202,391)	201,296
Cash	11
Interest Receivable	3,406
Due from Broker	1,086
Unrealized Appreciation on Swap Agreements	332
Foreign Currency, at Value (Cost $211)	211
Receivable for Portfolio Shares Sold	82
Dividend Receivable	5
Receivable from Affiliate	1
Other Assets	2
Total Assets	206,432
Liabilities:
Collateral on Securities Loaned, at Value	35,674
Payable for Investments Purchased	2,976
Payable for Portfolio Shares Redeemed	588
Investment Advisory Fees Payable	322
Administration Fees Payable	36
Custodian Fees Payable	5
Distribution Fees — Class II Shares	1
Directors’ Fees and Expenses Payable	1
Other Liabilities	52
Total Liabilities	39,655
NET ASSETS	$166,777
Net Assets Consist of:
Paid-in Capital	$147,381
Undistributed (Distributions in Excess of) Net Investment Income	13,935
Accumulated Net Realized Gain (Loss)	6,092
Unrealized Appreciation (Depreciation) on:
Investments	(1,095)
Foreign Currency Translations	9
Futures Contracts	123
Swap Agreements	332
Net Assets	$166,777
CLASS I:
Net Assets	$128,717
Net Asset Value, Offering and Redemption Price Per Share Applicable to 15,241,608 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.45
CLASS II:
Net Assets	$38,060
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,528,231 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.41

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations

Six Months Ended June 30, 2008 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $5 Foreign Taxes Withheld)	$5,534
Dividends from Security of Affiliated Issuer	83
Total Investment Income	5,617
Expenses:
Investment Advisory Fees (Note B)	648
Administration Fees (Note C)	218
Distribution Fees — Class II Shares (Note D)	70
Shareholder Reporting Fees	44
Custodian Fees (Note E)	11
Professional Fees	11
Directors’ Fees and Expenses	2
Other	8
Total Expenses	1,012
Distribution Fees — Class II Shares Waived (Note D)	(60)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(3)
Expense Offset (Note E)	(1)
Net Expenses	948
Net Investment Income (Loss)	4,669
Realized Gain (Loss) on:
Investments Sold	(359)
Foreign Currency Transactions	1,018
Future Contracts	(1,015)
Swap Agreements	69
Net Realized Gain (Loss)	(287)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,466)
Foreign Currency Translations	(8)
Future Contracts	313
Swap Agreements	20
Net Change in Unrealized Appreciation (Depreciation)	(6,141)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(6,428)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,759)

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets Operations:
Net Investment Income (Loss)	$4,669	$10,436
Net Realized Gain (Loss)	(287)	7,233
Net Change in Unrealized Appreciation (Depreciation)	(6,141)	(7,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,759)	10,576
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(9,479)
Net Realized Gain	—	(4,050)
Class II:
Net Investment Income	—	(2,809)
Net Realized Gain	—	(1,208)
Total Distributions	—	(17,546)
Capital Share Transactions:(1)
Class I:
Subscriptions	26,123	23,867
Distributions Reinvested	—	13,529
Redemptions	(24,171)	(40,006)
Class II:
Subscriptions	2,336	5,808
Distributions Reinvested	—	4,017
Redemptions	(4,458)	(6,035)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(170)	1,180
Total Increase (Decrease) in Net Assets	(1,929)	(5,790)
Net Assets:
Beginning of Period	168,706	174,496
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $13,935 and $9,266, respectively)	$166,777	$168,706
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,049	2,741
Shares Issued on Distributions Reinvested	—	1,636
Shares Redeemed	(2,829)	(4,623)
Net Increase (Decrease) in Class I Shares Outstanding	220	(246)
Class II:
Shares Subscribed	247	675
Shares Issued on Distributions Reinvested	—	488
Shares Redeemed	(497)	(700)
Net Increase (Decrease) in Class II Shares Outstanding	(250)	463

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.53		$8.92	$9.04	$8.89	$9.04	$7.07
Income (Loss) from Investment Operations
Net Investment Income#	0.23		0.54	0.53	0.73	0.65	0.63
Net Realized and Unrealized Gain (Loss)	(0.31)		0.01	0.32	0.30	0.14	1.34
Total from Investment Operations	(0.08)		0.55	0.85	1.03	0.79	1.97
Distributions from and/or in Excess of:
Net Investment Income	—		(0.66)	(0.80)	(0.73)	(0.64)	—
Net Realized Gain	—		(0.28)	(0.17)	(0.15)	(0.30)	—
Total Distributions	—		(0.94)	(0.97)	(0.88)	(0.94)	—
Net Asset Value, End of Period	$8.45		$8.53	$8.92	$9.04	$8.89	$9.04
Total Return ±	(0.94	)%††	6.55%	10.81%	12.25%	10.06%	27.86%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$128,717		$128,135	$136,167	$155,945	$150,058	$182,341
Ratio of Expenses to Average Net Assets	1.08	%**+	1.06%+	1.10%	1.09%	1.15%	1.21%
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A		N/A	N/A	N/A	N/A	1.20%
Ratio of Net Investment Income to Average Net Assets	5.41	%**+	6.15%+	5.98%	8.18%	7.45%	7.68%
Portfolio Turnover Rate	42	%††	59%	57%	63%	128%	248%

	Class II
	Six Months Ended June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.49		$8.88	$9.01	$8.87	$9.02	$7.06
Income (Loss) from Investment Operations
Net Investment Income#	0.23		0.53	0.50	0.71	0.65	0.61
Net Realized and Unrealized Gain (Loss)	(0.31)		0.02	0.34	0.30	0.14	1.35
Total from Investment Operations	(0.08)		0.55	0.84	1.01	0.79	1.96
Distributions from and/or in Excess of:
Net Investment Income	—		(0.66)	(0.80)	(0.72)	(0.64)	—
Net Realized Gain	—		(0.28)	(0.17)	(0.15)	(0.30)	—
Total Distributions	—		(0.94)	(0.97)	(0.87)	(0.94)	—
Net Asset Value, End of Period	$8.41		$8.49	$8.88	$9.01	$8.87	$9.02
Total Return ±	(0.94	)%††	6.39%	10.80%	12.14%	10.08%	27.76%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,060		$40,571	$38,329	$33,994	$23,846	$8,337
Ratio of Expenses to Average Net Assets(1)	1.13	%**+	1.11%+	1.15%	1.14%	1.20%	1.26%
Ratio of Expenses to Average Net Assets Excluding Interest Expense and Country Tax Expense	N/A		N/A	N/A	N/A	N/A	1.25%
Ratio of Net Investment Income to Average Net Assets(1)	5.38	%**+	6.10%+	5.69%	8.08%	7.57%	7.63%
Portfolio Turnover Rate	42	%††	59%	57%	63%	128%	248%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.43	%**+	1.41%+	1.45%	1.44%	1.50%	1.56%
Net Investment Income to Average Net Assets	5.08	%**+	5.80%+	5.39%	7.78%	7.27%	7.33%

#	Per share amount is based on average shares outstanding.
††	Not Annualized
**	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.    Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.    Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However,

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.    Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.    Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities.

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition,

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5.    Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statement of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

6.    Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7.    Loan Agreements: The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser. The Portfolio’s investments in Loans may be in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties. The Portfolio’s investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8.    Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $34,867,000 and related collateral outstanding at June 30, 2008 was approximately $35,674,000. For the six months ended June 30, 2008, the portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $89,000.

9.    Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

10.  New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

11. Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances(unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$—	$123
Level 2 - Other Significant Observable Inputs	201,092	332
Level 3 - Significant Unobservable Inputs	204	—
Total	$201,296	$455

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

		Other
	Investments	Financial
	in Securities	Instruments*
	(000)	(000)
Balance as of 12/31/07	$306	$—
Accrued discounts/premiums	1	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(103)	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of 6/30/08	$204	$—
The amount of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at 6/30/08	$(103)	$—

* Other financial instruments include futures and swap contracts.

12. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B.  Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500	Next $500	Over $1
million	million	billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C.    Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D.    Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $60,000.

E.     Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F.     Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.    Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$13,236	$4,310	$17,260	$1,355

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to 988 reclasses of realized gain on settled and accrued investment in certain fixed income securities, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated Undistributed (Distributions in Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$2,639	$(754)	$(1,885)

At December 31, 2007 the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$14,629	$3,263

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$202,391	$4,753	$(5,848)	$(1,095)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2007, the Portfolio deferred to January 2, 2008, for U.S. Federal income tax purposes, post-October capital losses of approximately $108,000.

H.  Securities Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value
December 31,	Purchases	Sales	Dividend	Market Value
2007	at Cost	Proceeds	Income	June 30, 2008
(000)	(000)	(000)	(000)	(000)
$3,647	$85,105	$77,084	$83	$11,668

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $74,525,000 and $68,491,000, respectively. There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2008.

I.   Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 60.2% and 82.0%, for Class I and Class II shares, respectively.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFEMDSAN
IU08-04334P-Y06/08

19

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

Emerging Markets Equity Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Examples

Emerging Markets Equity Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period * January 1, 2008 — June 30, 2008
Class I
Actual	$1,000.00	$842.20	$7.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.96	7.97
Class II
Actual	1,000.00	842.10	7.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.71	8.22

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.59% and 1.64%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended December 31, 2007 and for the period January 10, 2003 to December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Common Stocks (98.1%)
(Unless Otherwise Noted)
Austria (0.7%)
Raiffeisen International Bank Holding AG	69,026	$8,821
Brazil (13.4%)
Banco do Brasil S.A.	537,751	8,752
Cia Siderurgica Nacional S.A.	273,043	12,093
Cia Vale do Rio Doce ADR	1,038,436	30,987
Cia Vale do Rio Doce, Class A (Preference)	27,555	819
Cyrela Brazil Realty S.A.	624,710	8,620
Gafisa S.A.	215,170	3,705
Gafisa S.A. ADR	70,594	2,426
NET Servicos de Comunicacao S.A. (Preference)	(a)501,017	6,257
Perdigao S.A.	301,672	8,165
Petroleo Brasileiro S.A. ADR	907,463	52,587
Petroleo Brasileiro S.A. (Preference)	320,504	9,241
Unibanco - Uniao de Bancos Brasileiros S.A.	129,948	1,647
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	138,462	17,575
Usinas Siderurgicas de Minas Gerais S.A.	148,431	6,981
Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference)	242,792	11,945
		181,800
China/Hong Kong (15.0%)
Belle International Holdings Ltd.	206,000	185
BYD Electronic International Co., Ltd.	3,409,500	2,025
China Citic Bank, Class H	8,196,000	4,593
China Coal Energy Co.	12,591,000	22,026
China Construction Bank Corp., Class H	32,702,000	26,339
China COSCO Holdings Co., Ltd., Class H	6,221,500	15,192
China Mobile Ltd.	3,195,000	42,943
China Resources Power Holdings Co.	3,055,000	7,444
Datang International Power Generation Co., Ltd., Class H	7,254,000	4,307
Dongfeng Motor Group Co., Ltd., Class H	14,877,000	5,953
Focus Media Holding Ltd. ADR	(a)323,300	8,962
GOME Electrical Appliances Holdings Ltd.	37,420,000	17,757
Industrial & Commercial Bank of China, Class H	28,090,000	19,202
Maanshan Iron & Steel, Class H	11,783,000	6,846
Ping An Insurance Group Co. of China Ltd., Class H	1,782,000	13,255
Shanghai Industrial Holdings Ltd.	2,320,000	6,814
		203,843
Colombia (0.5%)
BanColombia S.A. ADR	199,039	6,248
Czech Republic (2.4%)
Central European Media Enterprises Ltd.	(a)28,804	2,608
CEZ A.S.	192,170	17,050
Komercni Banka A.S.	27,500	6,399
New World Resources N.V., Class A	(a)202,345	7,174
		33,231
India (6.6%)
Aban Offshore Ltd.	39,800	2,665
ABB Ltd.	201,200	3,758
Axis Bank Ltd.	339,500	4,774
Bharat Heavy Electricals Ltd.	146,314	4,691
Bharti Airtel Ltd.	(a)282,500	4,736
Deccan Chronicle Holdings Ltd.	1,125,676	2,813
Glenmark Pharmaceuticals Ltd.	414,400	6,132
GVK Power & Infrastructure Ltd.	(a)3,335,640	2,671
HDFC Bank Ltd.	188,900	4,423
HDFC Bank Ltd. ADR	52,300	3,748
Hindustan Unilever Ltd.	872,200	4,199
Housing Development Finance Corp.	(a)129,900	5,932
India Cements Ltd.	897,569	2,861
Infosys Technologies Ltd.	288,984	11,665
Infrastructure Development Finance Co., Ltd.	965,200	2,323
Maruti Suzuki India Ltd.	170,500	2,443
Reliance Industries Ltd.	311,700	15,179
Tata Consultancy Services Ltd.	142,576	2,844
Television Eighteen India Ltd.	(b)287,000	1,586
		89,443

Indonesia (3.1%)
Astra International Tbk PT	3,286,900	6,862
Bank Central Asia Tbk PT	14,201,000	3,812
Bank Mandiri Persero Tbk PT	9,269,000	2,614
Bank Rakyat Indonesia Tbk PT	6,554,000	3,625
Bumi Resources Tbk PT	20,754,000	18,458
Perusahaan Gas Negara PT	(a)1,165,000	1,643
Telekomunikasi Indonesia Tbk PT	7,184,000	5,688
		42,702
Luxembourg (0.8%)
Millicom International Cellular S.A.	104,009	10,765
Malaysia (0.8%)
IOI Corp. Bhd	2,706,450	6,171
Sime Darby Bhd	1,476,000	4,178
		10,349
Mexico (6.2%)
America Movil S.A.B. de C.V., Class L ADR	610,307	32,194
Corp. GEO S.A.B. de C.V., Series B	(a)1,318,035	4,410
Desarrolladora Homex S.A.B. de C.V. ADR	(a)102,249	5,990
Empresas ICA S.A.B. de C.V.	(a)995,130	6,231
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,672,600	12,569
Grupo Mexico S.A.B. de C.V., Class B	1,936,800	4,394
Urbi Desarrollos Urbanos S.A. de C.V.	(a)1,338,057	4,625
Wal-Mart de Mexico S.A.B. de C.V. ADR	72,231	2,878
Wal-Mart de Mexico S.A.B. de C.V., Class V	2,572,285	10,239
		83,530
Nigeria (0.4%)
Guaranty Trust Bank plc GDR	477,734	5,523
Oman (0.6%)
Bank Muscat SAOG	1,885,746	8,815

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

			Value
	Shares		(000)
Pakistan (1.0%)
MCB Bank Ltd.	664,500		$3,169
National Bank of Pakistan	1,291,290		2,783
Oil & Gas Development Co., Ltd.	2,174,300		3,950
Pakistan State Oil Co., Ltd.	307,000		1,871
Pakistan Telecommunication Co., Ltd.	3,324,000		1,876
			13,649
Panama (0.5%)
Copa Holdings S.A., Class A	234,600		6,606
Poland (3.0%)
Bank Pekao S.A.	92,190		7,116
Bank Zachodni WBK S.A.	66,534		4,259
Budimex S.A.	(a)41,309		1,456
Getin Holding S.A.	(a)810,633		3,458
KGHM Polska Miedz S.A.	(a)60,200		2,825
PBG S.A.	(a)28,303		3,405
Polimex Mostostal S.A.	1,110,756		2,757
Powszechna Kasa Oszczednosci Bank Polski S.A.	612,199		13,174
Telekomunikacja Polska S.A.	299,600		2,902
			41,352
Qatar (1.7%)
Commercial Bank of Qatar	100,435		4,083
Qatar Insurance Co.	101,198		6,255
Qatar Islamic Bank	165,423		7,029
Qatar National Bank S.A.Q., Class B	88,566		5,583
			22,950
Russia (14.2%)
Evraz Group S.A. GDR	69,943		8,148
Gazprom OAO ADR	1,041,814		60,425
LUKOIL ADR	565,495		55,758
Mechel OAO ADR	174,762		8,658
Novolipetsk Steel OJSC GDR (Registered)	9,749		556
Rosneft Oil Co. GDR	(a)2,081,825		24,149
Severstal GDR	172,768		4,475
TMK OAO GDR (Registered)	3,900		154
Vimpel-Communications ADR	289,695		8,598
Wimm-Bill-Dann Foods OJSC ADR	(a)115,317		12,134
X 5 Retail Group N.V. GDR	(a)265,443		8,945
			192,000
South Africa (5.0%)
ArcelorMittal South Africa Ltd.	356,498		10,153
Exxaro Resources Ltd.	433,121		7,990
MTN Group Ltd.	1,155,586		18,374
Murray & Roberts Holdings Ltd.	433,833		4,820
Raubex Group Ltd.	1,204,899		5,232
Sasol Ltd.	369,056		21,729
			68,298
South Korea (10.8%)
Amorepacific Corp.	5,867		3,634
Cheil Industries, Inc.	83,572		3,875
Cheil Worldwide, Inc.	20,137		4,774
Hyundai Development Co.	69,280		3,510
Hyundai Heavy Industries	14,609		4,525
Hyundai Motor Co.	235,262		15,968
Kookmin Bank	72,980		4,312
LG Chem Ltd.	99,872		9,547
LG Display Co., Ltd.	161,678		6,059
LG Electronics, Inc.	73,737		8,353
NHN Corp.	(a)44,364		7,740
POSCO	10,132		5,269
Samsung Electronics Co., Ltd.	51,490		30,765
Samsung Electronics Co., Ltd. (Preference)	17,680		7,623
Samsung Fire & Marine Insurance Co., Ltd.	29,781		6,221
Shinhan Financial Group Co., Ltd.	204,545		9,249
SSCP Co., Ltd.	(a)149,009		2,301
STX Pan Ocean Co., Ltd.	1,850,000		3,712
Woongjin Coway Co., Ltd.	296,432		8,700
			146,137
Taiwan (7.7%)
Acer, Inc.	1,748,000		3,444
Asustek Computer, Inc.	2,091,976		5,693
AU Optronics Corp.	6,181,487		9,714
Cathay Financial Holding Co., Ltd.	3,724,000		8,098
China Steel Corp.	6,575,000		10,149
Chinatrust Financial Holding Co., Ltd.	8,835,000	(a)	8,529
First Financial Holding Co., Ltd.	7,462,000		8,186
Formosa Plastics Corp.	3,679,000		8,872
High Tech Computer Corp.	284,000		6,362
HON HAI Precision Industry Co., Ltd.	523,000		2,576
Taiwan Cement Corp.	4,861,000		6,566
Taiwan Fertilizer Co., Ltd.	223,000		838
Taiwan Semiconductor Manufacturing Co., Ltd.	8,443,000	(a)	18,080
Yang Ming Marine Transport Corp.	4,348,546		2,865
Yuanta Financial Holding Co., Ltd.	6,049,000	(a)	4,235
			104,207
Thailand (2.3%)
Advanced Info Service PCL (Foreign)	522,300		1,445
Advanced Info Service PCL NVDR	785,100		2,172
Bangkok Bank PCL NVDR	1,721,000		6,125
Kasikornbank PCL NVDR	2,401,400		5,099
Land & Houses PCL NVDR	10,896,400		2,249
PTT Exploration & Production PCL (Foreign)	1,102,000		6,361
PTT PCL (Foreign)	439,300		3,968
Siam Commercial Bank PCL (Foreign)	1,808,800		4,193
			31,612
Turkey (1.4%)
Aksigorta A.S.	232,829		784
Asya Katilim Bankasi A.S.	(a)1,536,000		2,887
Tekfen Holding A.S.	1,203,169		9,242
Turkcell Iletisim Hizmet A.S.	683,289		3,909
Turkiye Garanti Bankasi A.S.	(a)1,083,890		2,498
			19,320
Total Common Stocks (Cost $1,289,116)			1,331,201
Investment Company (0.3%)
India (0.3%)
Morgan Stanley Growth Fund
(Cost $708)	(a)(c)3,926,900		3,870

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

		Value
	Shares	(000)
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $15,651)	(c)15,651,367	$15,651
Total Investments (99.6%) (Cost $1,305,475)		1,350,722
Other Assets in Excess of Liabilities (0.4%)		6,048
Net Assets (100%)		$1,356,770

(a)	Non-income producing security.
(b)	Securities were valued at fair value. At June 30, 2008, the Portfolio held a fair valued security valued at approximately $1,586,000 representing 0.1% of net assets.
(c)	See Note H within the Notes to Financial Statementes regarding investments in Morgan Stanley Growth Fund and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	1,711	$1,067	7/1/08	USD	1,073	$1,073	$6
BRL	3,045	1,899	7/2/08	USD	1,885	1,885	(14)
BRL	3,605	2,248	7/3/08	USD	2,259	2,259	11
SGD	205	151	7/1/08	USD	150	150	(1)
SGD	150	110	7/2/08	USD	110	110	(@—)
TRY	97	79	7/1/08	USD	79	79	(@—)
TRY	46	37	7/2/08	USD	37	37	@—
USD	2,348	2,348	7/1/08	BRL	3,730	2,326	(22)
ZAR	235	30	7/3/08	USD	29	29	(1)
		$7,969				$7,948	$(21)

BRL	Brazilian Real
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
@	Value is less than $500.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type as a percentage of total investments.

*

Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2008
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,289,116)	$1,331,201
Investments in Securities of Affiliated Issuers, at Value (Cost $16,359)	19,521
Total Investments in Securities, at Value (Cost $1,305,475)	1,350,722
Cash	95
Receivable for Investments Sold	11,572
Foreign Currency, at Value (Cost $5,710)	5,715
Dividends Receivable	3,339
Receivable for Portfolio Shares Sold	2,024
Foreign Withholding Tax Reclaim Receivable	80
Unrealized Appreciation on Foreign Currency Exchange Contracts	17
Receivable from Affiliate	8
Other Assets	17
Total Assets	1,373,589
Liabilities:
Payable for Investments Purchased	9,012
Investment Advisory Fees Payable	4,472
Payable for Portfolio Shares Redeemed	2,501
Custodian Fees Payable	392
Administration Fees Payable	298
Unrealized Depreciation on Foreign Currency Exchange Contracts	38
Distribution Fees — Class II Shares	18
Other Liabilities	88
Total Liabilities	16,819
NET ASSETS	$1,356,770
Net Assets Consist of:
Paid-in Capital	$869,254
Undistributed (Distributions in Excess of) Net Investment Income	(2,816)
Accumulated Net Realized Gain (Loss)	445,070
Unrealized Appreciation (Depreciation) on:
Investments	45,247
Foreign Currency Exchange Contracts and Translations	15
Net Assets	$1,356,770
CLASS I:
Net Assets	$940,763
Net Asset Value, Offering and Redemption Price Per Share Applicable to 46,017,568 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$20.44
CLASS II:
Net Assets	$416,007
Net Asset Value, Offering and Redemption Price Per Share Applicable to 20,376,194 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$20.42

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations

Six Months Ended
June 30, 2008
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $971 Foreign Taxes Withheld)	$14,238
Dividends from Security of Affiliated Issuer	382
Total Investment Income	14,620
Expenses:
Investment Advisory Fees (Note B)	8,797
Administration Fees (Note C)	1,833
Custodian Fees (Note E)	857
Distribution Fees — Class II Shares (Note D)	742
Shareholder Reporting Fees	68
Professional Fees	29
Directors’ Fees and Expenses	14
Other	64
Total Expenses	12,404
Distribution Fees — Class II Shares Waived (Note D)	(636)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(13)
Expense Offset (Note E)	(4)
Net Expenses	11,751
Net Investment Income (Loss)	2,869
Realized Gain (Loss) on:
Investments Sold (Net of Capital Gain Country Taxes $301)	93,100
Foreign Currency Transactions	(962)
Net Realized Gain (Loss)	92,138
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of Decrease in Deferred Capital Gain Country Tax Accruals of $2,644)	(359,100)
Foreign Currency Exchange Contracts and Translations	21
Net Change in Unrealized Appreciation (Depreciation)	(359,079)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(266,941)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(264,072)

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$2,869	$195
Net Realized Gain (Loss)	92,138	351,871
Net Change in Unrealized Appreciation (Depreciation)	(359,079)	83,905
Net Increase in Net Assets Resulting from Operations	(264,072)	435,971
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(4,232)
Net Realized Gain	—	(107,973)
Class II:
Net Investment Income	—	(1,276)
Net Realized Gain	—	(34,580)
Total Distributions	—	(148,061)
Capital Share Transactions:(1)
Class I:
Subscriptions	87,801	329,912
Distributions Reinvested	—	112,205
Redemptions	(178,094)	(308,280)
Class II:
Subscriptions	78,949	166,369
Distributions Reinvested	—	35,856
Redemptions	(41,314)	(48,211)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(52,658)	287,851
Total Increase (Decrease) in Net Assets	(316,730)	575,761
Net Assets:
Beginning of Period	1,673,500	1,097,739
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(2,816) and $(5,685), respectively)	$1,356,770	$1,673,500
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,946	14,919
Shares Issued on Distributions Reinvested	—	5,389
Shares Redeemed	(8,193)	(14,517)
Net Increase (Decrease) in Class I Shares Outstanding	(4,247)	5,791
Class II:
Shares Subscribed	3,589	7,514
Shares Issued on Distributions Reinvested	—	1,724
Shares Redeemed	(1,914)	(2,273)
Net Increase (Decrease) in Class II Shares Outstanding	1,675	6,965

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$24.27		$19.53	$14.73	$11.05	$9.04	$6.04
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.04		0.01	0.05	0.10	0.07	0.07
Net Realized and Unrealized Gain (Loss)	(3.87)		7.45	5.27	3.63	2.00	2.93
Total from Investment Operations	(3.83)		7.46	5.32	3.73	2.07	3.00
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	(0.13)	(0.05)	(0.06)	—
Net Realized Gain	—		(2.62)	(0.39)	—	—	—
Total Distributions	—		(2.72)	(0.52)	(0.05)	(0.06)	—
Net Asset Value, End of Period	$20.44		$24.27	$19.53	$14.73	$11.05	$9.04
Total Return ±	(15.78	)%††	40.45%	37.14%	33.85%	23.11%	49.67%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$940,763		$1,220,017	$868,701	$647,447	$397,693	$323,547
Ratio of Expenses to Average Net Assets(1)†	1.59	%**+	1.58%+	1.62%	1.65%	1.70%	1.78%
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A		N/A	N/A	N/A	N/A	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.40	%**+	0.03%+	0.31%	0.81%	0.71%	0.95%
Portfolio Turnover Rate	49	%††	107%	77%	53%	72%	92%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		1.58%+	1.63%	1.66%	1.71%	1.87%
Net Investment Income (Loss) to Average Net Assets	N/A		0.03%+	0.30%	0.80%	0.70%	0.86%

#                 Per share amount is based on average shares outstanding.

†                  Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.65% for Class I shares.

††            Not Annualized

**          Annualized

+                 Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±                 Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights (cont’d)

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2008		Year Ended December 31,				Period from January 10, 2003* to December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$24.25		$19.52	$14.71	$11.04	$9.03	$6.22
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.04		(0.01)	0.03	0.08	0.06	0.05
Net Realized and Unrealized Gain (Loss)	(3.87)		7.46	5.30	3.64	2.01	2.76
Total from Investment Operations	(3.83)		7.45	5.33	3.72	2.07	2.81
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	(0.13)	(0.05)	(0.06)	—
Net Realized Gain	—		(2.62)	(0.39)	—	—	—
Total Distributions	—		(2.72)	(0.52)	(0.05)	(0.06)	—
Net Asset Value, End of Period	$20.42		$24.25	$19.52	$14.71	$11.04	$9.03
Total Return ±	(15.79	)%††	40.45%	37.17%	33.76%	23.00%	45.34	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$416,007		$453,483	$229,038	$92,594	$31,942	$9,066
Ratio of Expenses to Average Net Assets(1)†	1.64	%**+	1.63%+	1.67%	1.70%	1.75%	1.83	%**
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense	N/A		N/A	N/A	N/A	N/A	1.80	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.38	%**+	(0.04)%+	0.19%	0.66%	0.64%	0.90	%**
Portfolio Turnover Rate	49	%††	107%	77%	53%	72%	92	%††
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.94	%**+	1.93%+	1.98%	2.01%	2.06%	2.22	%**
Net Investment Income (Loss) to Average Net Assets	0.08	%**+	(0.34)%+	(0.12)%	0.35%	0.33%	0.51	%**

#                 Per share amount is based on average shares outstanding.

*                 Commencement of Operations

**          Annualized

†                  Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class II shares. Prior to June 1, 2006, the maximum ratio was 1.70% for Class II shares.

††            Not Annualized

+                 Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±                 Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2. Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                 investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                 investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies,

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2008, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3. Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.     New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

5.     Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments *
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$1,330,607	$—
Level 2 - Other Significant Observable Inputs	20,115	(21)
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,350,722	$(21)

* Other financial instruments include forwards.

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

6. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500	Next $500	Next $1.5	Over $2.5
million	million	billion	billion
1.25%	1.20%	1.15%	1.00%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.60% for Class I shares and 1.65% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 1 2b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $636,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by certain of the countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$11,188	$136,873	$6,844	$21,103

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, foreign capital gain tax, net operating loss and distribution reclass, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(1,885)	$1,885	$—

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$91,239	$262,829

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$1,305,475	$159,888	$(114,641)	$45,247

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Morgan Stanley Growth Fund, a closed-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund was acquired at a cost of $707,722.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$6,447	—	—	—	$3,870

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $13,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$27,560	$217,601	$229,510	$382	$15,651

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $716,741,000 and $757,801,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

During the six months ended June 30, 2008, the Portfolio incurred approximately $2,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer. Additionally, during the six months ended June 30, 2008, the Portfolio paid approximately $17,000 in brokerage commissions to China International Capital Corporation (Hong Kong) Limited (CICC), an affiliated broker/dealer.

I. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 61.6% and 76.3%, for Class I and Class II shares, respectively.

16

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid
Mary E. Mullin
Secretary
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.	Legal Counsel
522 Fifth Avenue	Clifford Chance US LLP
New York, New York 10036	31 West 52nd Street
New York, New York 10019-6131
Distributor
Morgan Stanley Distribution, Inc.	Independent Registered Public Accounting Firm
One Tower Bridge	Ernst & Young LLP
100 Front Street, Suite 1100	200 Clarendon Street
West Conshohocken, PA 19428-2899	Boston, Massachusetts 02116-5072

Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFEMESAN
IU08-04335P-Y06/08

17

The Universal Institutional Funds, Inc.
Semi-Annual Report – June 30, 2008

Global Value Equity Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Example

Global Value Equity Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note D in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008
Actual	$1,000.00	$846.30	$4.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.49	5.42
* Expenses are equal to Portfolio’s annualized net expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board noted the change in the portfolio management team implemented in October 2007. The Board deferred to management, allowing more time to further improve performance. The Board concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio were acceptable given the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
Australia (2.5%)
Boral Ltd.	72,075	$390
Foster’s Group Ltd.	95,001	462
Goodman Fielder Ltd.	821,149	1,106
		1,958
France (6.8%)
BNP Paribas	14,481	1,312
Lafarge S.A.	10,966	1,682
Sanofi-Aventis S.A.	12,232	817
Total S.A.	19,539	1,667
		5,478
Germany (2.9%)
Bayerische Motoren Werke AG	16,580	797
Daimler AG	18,211	1,126
Qimonda AG ADR	(a)162,494	387
		2,310
Ireland (2.4%)
Bank of Ireland	72,728	632
Kerry Group plc, Class A	42,989	1,273
		1,905
Italy (1.4%)
ENI S.p.A.	29,303	1,093
Japan (12.3%)
Astellas Pharma, Inc.	15,700	665
Canon, Inc.	24,000	1,234
Kao Corp.	47,000	1,233
Keihin Corp.	75,900	1,150
Kuraray Co., Ltd.	37,000	441
Mitsui Sumitomo Insurance Group Holdings, Inc.	(a)18,600	641
Nissan Motor Co., Ltd.	97,500	805
Sankyo Co., Ltd.	25,300	1,649
Sumitomo Electric Industries Ltd.	67,800	861
Takeda Pharmaceutical Co., Ltd.	22,900	1,165
		9,844
Netherlands (4.4%)
Aegon N.V.	80,304	1,064
Unilever N.V. CVA	48,967	1,390
Wolters Kluwer N.V.	45,103	1,054
		3,508
Norway (2.0%)
StatoilHydro ASA	43,756	1,631
Singapore (0.8%)
ComfortDelgro Corp., Ltd.	581,000	641
South Korea (0.7%)
SK Telecom Co., Ltd. ADR	27,829	578
Spain (3.8%)
Banco Bilbao Vizcaya Argentaria S.A.	61,578	1,180
Telefonica S.A.	70,230	1,866
		3,046
Sweden (1.1%)
Telefonaktiebolaget LM Ericsson, Class B	85,214	889
Switzerland (2.8%)
Novartis AG (Registered)	33,376	1,838
UBS AG (Registered)	(a)18,436	387
		2,225
Taiwan (1.0%)
Chunghwa Telecom Co., Ltd. ADR	29,933	759
United Kingdom (18.9%)
Barclays plc	223,736	1,299
Cadbury plc	122,285	1,541
Imperial Tobacco Group plc	69,625	2,595
Old Mutual plc	327,937	606
Premier Foods plc	304,093	577
Reed Elsevier plc	55,908	641
Rolls-Royce Group plc	(a)96,056	653
Rolls-Royce Group plc, Class B	(a)9,196,185	18
Royal Bank of Scotland Group plc	329,504	1,411
Royal Dutch Shell plc ADR	22,671	1,853
Vodafone Group plc	466,375	1,386
WM Morrison Supermarkets plc	242,406	1,286
WPP Group plc	130,566	1,259
		15,125
United States (33.7%)
American Capital Strategies Ltd.	27,468	653
American Electric Power Co., Inc.	10,962	441
American International Group, Inc.	17,075	452
Arrow Electronics, Inc.	(a)26,234	806
Bank of New York Mellon Corp. (The)	30,153	1,141
Chevron Corp.	20,971	2,079
Citigroup, Inc.	33,709	565
Covidien Ltd.	22,417	1,074
Dominion Resources, Inc.	17,439	828
Dr. Pepper Snapple Group, Inc.	(a)22,928	481
EMC Corp.	(a)63,636	935
Freddie Mac	44,252	726
Hewlett-Packard Co.	22,162	980
Illinois Tool Works, Inc.	17,578	835
Ingersoll-Rand Co., Ltd., Class A	20,237	758
International Business Machines Corp.	17,389	2,061
Lehman Brothers Holdings, Inc.	48,281	956
Marsh & McLennan Cos., Inc.	44,453	1,180
Peabody Energy Corp.	17,138	1,509
Philip Morris International, Inc.	47,883	2,365
Schering-Plough Corp.	34,554	680
Tyco International Ltd.	27,804	1,113
UnitedHealth Group, Inc.	36,855	967
Verizon Communications, Inc.	34,386	1,217
Viacom Inc., Class B	(a)9,793	299
Wyeth	39,611	1,900
		27,001
Total Common Stocks (Cost $79,845)		77,991
Investment Company (2.0%)
United States (2.0%)
iShares MSCI World Index Fund
(Cost $1,631)	53,789	1,609

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

	No. of Rights	Value (000)
Rights (0.0%)
United Kingdom (0.0%)
Barclay plc, expires 7/17/08
(Cost $—)	(a)47,943	$9

	Shares
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $439)	(b)439,073	439
Total Investments (100.0%) (Cost $81,915)		80,048
Liabilities in Excess of Other Assets (0.0%)		(12)
Net Assets (100%)		$80,036

(a)	Non-income producing security.
(b)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	2,200	$4,358	9/12/08	USD	4,272	$4,272	$(86)
JPY	3,834	36	7/1/08	USD	36	36	(@—)
		$4,394				$4,308	$(86)

GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
@	Value is less than $500.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Global Value Equity Portfolio

Statement of Assets and Liabilities

June 30, 2008
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $81,476)	$79,609
Investment in Security of Affiliated Issuer, at Value (Cost $439)	439
Total Investments in Securities, at Value (Cost $81,915)	80,048
Cash	6
Dividends Receivable	216
Foreign Currency, at Value (Cost $86)	86
Foreign Withholding Tax Reclaim Receivable	39
Receivable for Investments Sold	36
Receivable for Portfolio Shares Sold	2
Receivable from Affiliate	@—
Other Assets	2
Total Assets	80,435
Liabilities:
Investment Advisory Fees Payable	149
Payable for Portfolio Shares Redeemed	97
Unrealized Depreciation on Foreign Currency Exchange Contracts	86
Administration Fees Payable	19
Custodian Fees Payable	10
Directors’ Fees and Expenses Payable	1
Other Liabilities	37
Total Liabilities	399
NET ASSETS	$80,036
Net Assets Consist of:
Paid-in Capital	$53,445
Undistributed (Distributions in Excess of) Net Investment Income	3,320
Accumulated Net Realized Gain (Loss)	25,218
Unrealized Appreciation (Depreciation) on:
Investments	(1,867)
Foreign Currency Exchange Contracts and Translations	(80)
Net Assets	$80,036
CLASS I:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,745,151 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.93
@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Global Value Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2008 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $121 Foreign Taxes Withheld)	$1,972
Dividends from Security of Affiliated Issuer	11
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	1,984
Expenses:
Investment Advisory Fees (Note B)	306
Administration Fees (Note C)	116
Shareholder Reporting Fees	33
Custodian Fees (Note D)	18
Professional Fees	11
Directors’ Fees and Expenses	1
Other	9
Total Expenses	494
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(@—)
Expense Offset (Note D)	(@—)
Net Expenses	494
Net Investment Income (Loss)	1,490
Realized Gain (Loss) on:
Investments Sold	2,914
Foreign Currency Transactions	148
Net Realized Gain (Loss)	3,062
Change in Unrealized Appreciation (Depreciation) on:
Investments	(20,026)
Foreign Currency Translations	(199)
Net Change in Unrealized Appreciation (Depreciation)	(20,225)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(17,163)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,673)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Global Value Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,490	$1,875
Net Realized Gain (Loss)	3,062	23,851
Net Change in Unrealized Appreciation (Depreciation)	(20,225)	(15,771)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,673)	9,955
Distributions from and/or in Excess of:
Net Investment Income	—	(2,154)
Net Realized Gain	—	(9,093)
Total Distributions	—	(11,247)
Capital Share Transactions:(1)
Subscriptions	2,617	13,828
Distributions Reinvested	—	11,247
Redemptions	(14,378)	(67,613)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(11,761)	(42,538)
Total Increase (Decrease) in Net Assets	(27,434)	(43,830)
Net Assets:
Beginning of Period	107,470	151,300
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,320 and $1,830, respectively)	$80,036	$107,470
(1) Capital Share Transactions:
Shares Subscribed	172	796
Shares Issued on Distributions Reinvested	—	655
Shares Redeemed	(955)	(3,831)
Net Increase (Decrease) in Capital Shares Outstanding	(783)	(2,380)

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Global Value Equity Portfolio

	Six Months Ended June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$16.46		$16.99	$14.87	$14.30	$12.69	$9.84
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.24		0.25	0.24	0.23	0.15	0.14
Net Realized and Unrealized Gain (Loss)	(2.77)		0.94	2.78	0.59	1.56	2.71
Total from Investment Operations	(2.53)		1.19	3.02	0.82	1.71	2.85
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)	(0.26)	(0.15)	(0.10)	—
Net Realized Gain	—		(1.39)	(0.64)	(0.10)	—	—
Total Distributions	—		(1.72)	(0.90)	(0.25)	(0.10)	—
Net Asset Value, End of Period	$13.93		$16.46	$16.99	$14.87	$14.30	$12.69
Total Return ±	(15.37	)%*	6.64%	21.21%	5.83%	13.54%	28.96%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$80,036		$107,470	$151,300	$133,950	$135,687	$105,613
Ratio of Expenses to Average Net Assets(1)	1.08	%**+	1.00%+	1.05%	1.02%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	3.26	%**+	1.47%+	1.53%	1.60%	1.15%	1.33%
Portfolio Turnover Rate	21	%*	36%	29%	26%	27%	65%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.17%	1.28%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	N/A	1.13%	1.20%

#	Per share amount is based on average shares outstanding.
*	Not Annualized
**	Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Value Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2. Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2008, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3. Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain or modify exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4. New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

5. Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$79,582	$—
Level 2 - Other Significant Observable Inputs	466	(86)
Level 3 - Significant Unobservable Inputs	—	—
Total	$80,048	$(86)

* Other financial instruments include forwards.

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

6. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	Next $500	Next $1	Next $1	Next $1	Over $4.5
billion	million	billion	billion	billion	billion
0.67%	0.645%	0.62%	0.595%	0.57%	0.545%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”), a wholly-owned subsidiary of Morgan Stanley, serves as Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash,

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions Paid From:		2006 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,337	$8,910	$2,633	$4,712

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
$(10)	$10	—

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,225	$20,423

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$81,915	$11,114	$(12,981)	$(1,867)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2007, the Portfolio deferred to January 2, 2008, for U.S. Federal income tax purposes, post-October PFIC losses of approximately $48,000.

G. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

six months ended June 30, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value December 31, 2007 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value June 30, 2008 (000)
$777	$21,264	$21,602	$11	$439

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $19,085,000 and $29,070,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

During the six months ended June 30, 2008, the Portfolio incurred approximately $1,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

H. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 71.3%.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director

Michael Bozic	Ronald E. Robison
President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President

James F. Higgins	Dennis F. Shea
Vice President

Dr. Manuel H. Johnson	Amy R. Doberman
Vice President

Joseph J. Kearns	Carsten Otto
Chief Compliance Officer

Michael F. Klein	Stefanie V. Chang Yu
Vice President

W. Allen Reed	James W. Garrett
Treasurer and Chief Financial Officer

Fergus Reid	Mary E. Mullin
Secretary

Investment Adviser and Administrator	Legal Counsel
Morgan Stanley Investment Management Inc.	Clifford Chance US LLP
522 Fifth Avenue	31 West 52nd Street
New York, New York 10036	New York, New York 10019-6131

Distributor	Independent Registered Public Accounting Firm
Morgan Stanley Distribution, Inc.	Ernst & Young LLP
One Tower Bridge	200 Clarendon Street
100 Front Street, Suite 1100	Boston, Massachusetts 02116-5072
West Conshohocken, PA 19428-2899

Custodian
JPMorgan Chase Bank, N.A
270 Park Avenue
New York, New York 10017

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFGVESAN
IU08-04339P-Y06/08

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

International Magnum Portfolio

The Universal Institutional Funds, Inc

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Example

International Magnum Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note D in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008
Actual	$1,000.00	$897.20	$4.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
*	Expenses are equal to Portfolio’s annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

International Magnum Portfolio

		Value
	Shares	(000)
Common Stocks (98.5%)
Australia (4.8%)
Australia & New Zealand Banking Group Ltd.	16,640	$299
BHP Billiton Ltd.	77,950	3,265
CSL Ltd.	36,651	1,254
QBE Insurance Group Ltd.	18,750	403
Rio Tinto Ltd.	12,950	1,682
Tatts Group Ltd.	118,000	266
Wesfarmers Ltd.	16,031	573
Westpac Banking Corp.	18,650	358
		8,100
Austria (2.8%)
Andritz AG	23,751	1,498
Erste Bank der Oesterreichischen Sparkassen AG	21,627	1,346
Telekom Austria AG	26,973	585
Vienna Insurance Group	20,384	1,346
		4,775
Belgium (0.5%)
Umicore	17,355	858
Canada (1.7%)
EnCana Corp.	18,200	1,666
Research In Motion Ltd.	(a)10,300	1,204
		2,870
Denmark (1.0%)
Vestas Wind Systems A/S	(a)13,505	1,768
Egypt (0.7%)
Orascom Construction Industries GDR	8,853	1,199
Finland (2.9%)
Fortum Oyj	42,340	2,151
Kone Oyj, Class B	46,233	1,626
Neste Oil Oyj	39,636	1,168
		4,945
France (7.1%)
AXA S.A.	41,952	1,246
BNP Paribas	24,459	2,216
Electricite de France	10,108	960
Essilor International S.A.	20,270	1,239
Lafarge S.A.	5,320	816
LVMH Moet Hennessy Louis Vuitton S.A.	8,935	937
Schneider Electric S.A.	8,099	875
Suez S.A.	20,897	1,423
Total S.A.	27,555	2,351
		12,063
Germany (8.7%)
Allianz SE (Registered)	6,286	1,107
Bayer AG	27,954	2,353
Bayerische Motoren Werke AG	14,194	683
Commerzbank AG	24,052	713
Deutsche Boerse AG	6,815	769
Deutsche Post AG (Registered)	28,948	757
E.ON AG	12,315	2,485
MAN AG	6,427	713
Muenchener Rueckversicherungs AG (Registered)	5,743	1,006
SAP AG	20,400	1,068
SGL Carbon AG	(a)25,049	1,759
Siemens AG (Registered)	12,589	1,398
		14,811
Greece (2.0%)
Coca Cola Hellenic Bottling Co. S.A.	47,299	1,288
National Bank of Greece S.A.	47,685	2,149
		3,437
Hong Kong (4.6%)
Bank of East Asia Ltd.	229,600	1,247
Cheung Kong Holdings Ltd.	25,000	337
China Resources Power Holdings Co.	386,000	941
CNOOC Ltd.	774,000	1,332
Esprit Holdings Ltd.	132,500	1,376
Great Eagle Holdings Ltd.	106,000	313
Hang Seng Bank Ltd.	7,500	158
Lee & Man Paper Manufacturing Ltd.	372,000	553
MTR Corp., Ltd.	122,000	384
New World Development Ltd.	138,000	281
Parkson Retail Group Ltd.	121,100	884
Sun Hung Kai Properties Ltd.	3,000	41
		7,847
India (0.9%)
Bharti Airtel Ltd.	(a)57,883	970
ICICI Bank Ltd. ADR	(a)17,200	495
		1,465
Ireland (0.9%)
Allied Irish Banks plc	52,153	804
CRH plc	26,693	786
		1,590
Israel (0.8%)
Teva Pharmaceutical Industries Ltd. ADR	28,200	1,292
Italy (1.5%)
ENI S.p.A.	44,930	1,676
UniCredito Italiano S.p.A.	151,748	929
		2,605
Japan (18.4%)
Amada Co., Ltd.	28,000	221
Astellas Pharma, Inc.	9,500	403
Canon, Inc.	36,200	1,861
Casio Computer Co., Ltd.	17,700	202
Dai Nippon Printing Co., Ltd.	15,000	221
Daicel Chemical Industries Ltd.	39,000	220
Daifuku Co., Ltd.	19,000	187
Daiichi Sankyo Co., Ltd.	14,800	408
Daikin Industries Ltd.	37,200	1,878
Denki Kagaku Kogyo K.K.	59,000	219
East Japan Railway Co.	37	301
FamilyMart Co., Ltd.	8,700	356
Fuji Machine Manufacturing Co., Ltd.	5,700	114
FUJIFILM Holdings Corp.	9,600	330
Fujitec Co., Ltd.	10,000	59
Fujitsu Ltd.	57,000	423
Furukawa Electric Co., Ltd.	55,000	239

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Hitachi Capital Corp.	12,400	$200
Hitachi High-Technologies Corp.	6,000	139
Hitachi Ltd.	54,000	390
House Foods Corp.	7,500	121
Kaneka Corp.	27,000	184
Kobe Steel Ltd.	280,000	802
Komatsu Ltd.	46,700	1,302
Kurita Water Industries Ltd.	7,800	289
Kyocera Corp.	4,000	377
Kyudenko Corp.	12,000	83
Lintec Corp.	8,300	144
Maeda Road Construction Co., Ltd.	7,000	49
Marubeni Corp.	25,000	209
Matsushita Electric Industrial Co., Ltd.	27,000	582
Minebea Co., Ltd.	31,000	177
Mitsubishi Chemical Holdings Corp.	37,000	215
Mitsubishi Corp.	22,100	728
Mitsubishi Estate Co., Ltd.	42,000	961
Mitsubishi Heavy Industries Ltd.	75,000	357
Mitsui Mining & Smelting Co., Ltd.	49,000	144
Mitsumi Electric Co., Ltd.	10,600	236
Nagase & Co., Ltd.	11,000	116
NEC Corp.	66,000	346
Nifco, Inc.	8,800	208
Nintendo Co., Ltd.	1,500	846
Nippon Electric Glass Co., Ltd.	65,000	1,124
Nippon Meat Packers, Inc.	15,000	203
Nippon Sheet Glass Co., Ltd.	32,000	158
Nippon Steel Corp.	24,000	130
Nippon Telegraph & Telephone Corp.	46	225
Nissan Motor Co., Ltd.	46,400	383
Nissha Printing Co., Ltd.	2,700	155
Nisshinbo Industries, Inc.	13,000	154
Obayashi Corp.	42,000	190
Ono Pharmaceutical Co., Ltd.	5,700	314
Ricoh Co., Ltd.	23,000	415
Rohm Co., Ltd.	3,400	196
Ryosan Co., Ltd.	6,500	140
Sanki Engineering Co., Ltd.	7,000	57
Sanwa Holdings Corp.	27,000	102
Sanyo Electric Co., Ltd.	(a)530,000	1,233
Sekisui Chemical Co., Ltd.	34,000	232
Sekisui House Ltd.	19,000	177
Sharp Corp.	60,000	977
Shin-Etsu Chemical Co., Ltd.	15,000	930
Shin-Etsu Polymer Co., Ltd.	18,500	116
Sony Corp.	29,500	1,289
Stanley Electric Co. Ltd.	52,000	1,259
Suzuki Motor Corp.	13,900	329
TDK Corp.	4,800	287
Teijin Ltd.	44,000	151
Terumo Corp.	24,700	1,261
Toho Co., Ltd.	4,800	98
Tokyo Electric Power Co., Inc.	4,800	123
Toshiba Corp.	73,000	538
Toyo Ink Manufacturing Co., Ltd.	26,000	88
Toyoda Gosei Co., Ltd.	3,500	102
Toyota Motor Corp.	11,300	533
Tsubakimoto Chain Co.	31,000	180
Yamaha Corp.	13,200	255
Yamaha Motor Co., Ltd.	13,500	253
		31,204
Luxembourg (0.7%)
Millicom International Cellular S.A.	12,000	1,242
Mexico (1.4%)
America Movil S.A.B. de C.V., Class L ADR	20,267	1,069
Wal-Mart de Mexico S.A.B. de C.V. ADR	30,900	1,231
		2,300
Netherlands (1.3%)
Koninklijke (Royal) KPN N.V.	53,903	925
TNT N.V.	19,609	671
Wolters Kluwer N.V.	26,882	628
		2,224
Norway (1.6%)
Telenor ASA	103,849	1,953
TGS Nopec Geophysical Co., ASA	(a)53,714	747
		2,700
Portugal (0.8%)
Banco Espirito Santo S.A. (Registered)	90,085	1,406
Singapore (2.2%)
CapitaCommercial Trust REIT	40,420	57
CapitaLand Ltd.	116,000	486
City Developments Ltd.	33,000	263
DBS Group Holdings Ltd.	94,000	1,303
Keppel Corp. Ltd.	143,000	1,171
Oversea-Chinese Banking Corp.	31,600	190
SembCorp Industries Ltd.	61,480	188
		3,658
Spain (2.2%)
Banco Bilbao Vizcaya Argentaria S.A.	54,720	1,049
Banco Santander S.A.	59,567	1,094
Telefonica S.A.	56,448	1,500
		3,643
Sweden (1.1%)
Getinge AB, Class B	72,461	1,775
Switzerland (9.2%)
ABB Ltd. (Registered)	(a)63,522	1,807
Compagnie Financiere Richemont S.A.,
Class A	17,419	970
EFG International AG	32,478	888
Nestle S.A. (Registered)	94,050	4,250
Nobel Biocare Holding AG (Registered)	16,624	543
Novartis AG (Registered)	30,033	1,654
Roche Holding AG - Genusschein	14,333	2,582
SGS S.A. (Registered)	971	1,390
UBS AG (Registered)	(a)34,875	732
Zurich Financial Services AG (Registered)	3,446	882
		15,698

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

		Value
	Shares	(000)
Taiwan (0.6%)
Delta Electronics, Inc.	341,000	$949
United Kingdom (18.1%)
Anglo American plc	25,661	1,802
BAE Systems plc	116,787	1,029
Barclays plc	83,433	484
BG Group plc	53,624	1,396
British American Tobacco plc	34,224	1,186
Capita Group plc	84,022	1,151
GlaxoSmithKline plc	56,966	1,263
G4S plc	248,997	1,004
HSBC Holdings plc	180,109	2,783
Imperial Tobacco Group plc	30,597	1,140
Man Group plc	59,647	741
Prudential plc	170,211	1,807
Reckitt Benckiser Group plc	25,125	1,274
Reed Elsevier plc	130,997	1,503
Rolls-Royce Group plc	(a)83,339	567
Rolls-Royce Group plc, Class B	(a)7,766,438	16
Royal Dutch Shell plc, Class A	72,928	2,997
SABMiller plc	45,414	1,042
Smith & Nephew plc	118,653	1,309
Standard Chartered plc	38,020	1,083
Tesco plc	363,818	2,676
Vodafone Group plc	632,064	1,878
WM Morrison Supermarkets plc	128,096	679
		30,810
Total Common Stocks (Cost $154,279)		167,234
Preferred Stock (0.4%)
Germany (0.4%)
Fresenius SE (Cost $619)	7,619	658
	No. of
	Rights
Rights (0.0%)
United Kingdom (0.0%)
Barclays plc (Cost $—)	(a)17,878	3
	Shares
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio— Institutional Class (Cost $1,119)	(b)1,119,150	1,119
Total Investments (99.5%) (Cost $156,017)		169,014
Other Assets in Excess of Liabilities (0.5%)		837
Net Assets (100%)		$169,851

(a)	Non-income producing security
(b)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,150	$1,092	9/11/08	USD	1,075	$1,075	$(17)
EUR	136	214	7/1/08	USD	214	214	@—
EUR	711	1,115	9/11/08	USD	1,096	1,096	(19)
EUR	2,055	3,224	9/11/08	USD	3,175	3,175	(49)
EUR	2,248	3,526	9/11/08	USD	3,464	3,464	(62)
GBP	60	119	7/1/08	USD	119	119	@—
GBP	542	1,074	9/11/08	USD	1,052	1,052	(22)
GBP	1,145	2,269	9/11/08	USD	2,222	2,222	(47)
GBP	2,092	4,144	9/11/08	USD	4,059	4,059	(85)
JPY	365,686	3,458	9/11/08	USD	3,439	3,439	(19)
JPY	393,790	3,723	9/11/08	USD	3,697	3,697	(26)
NOK	183	36	7/1/08	USD	36	36	@—
SEK	148	25	7/1/08	USD	25	25	@—
USD	97	97	9/11/08	AUD	104	98	1
USD	886	886	9/11/08	AUD	948	900	14
USD	4,163	4,163	9/11/08	AUD	4,455	4,231	68
USD	2,860	2,860	9/11/08	EUR	1,856	2,911	51
USD	5,058	5,058	9/11/08	EUR	3,284	5,152	94
USD	8,483	8,483	9/11/08	EUR	5,511	8,645	162
USD	1,299	1,299	9/11/08	GBP	669	1,326	27
USD	7,833	7,833	9/11/08	GBP	4,037	7,997	164
USD	8,502	8,502	9/11/08	GBP	4,379	8,675	173
USD	9,884	9,884	9/11/08	JPY	1,054	9,967	83
USD	172	172	9/11/08	JPY	18,385	174	2
USD	333	333	9/11/08	JPY	35,568	336	3
USD	4,703	4,703	9/11/08	JPY	501,782	4,744	41
		$78,292				$78,829	$537

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
@	Value is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

International Magnum Portfolio

Statement of Assets and Liabilities

June 30, 2008
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $154,898)	$167,895
Investment in Security of Affiliated Issuer, at Value (Cost $1,119)	1,119
Total Investments in Securities, at Value (Cost $156,017)	169,014
Unrealized Appreciation on Foreign Currency Exchange Contracts	883
Foreign Currency, at Value (Cost $625)	630
Dividends Receivable	237
Foreign Withholding Tax Reclaim Receivable	224
Receivable for Portfolio Shares Sold	57
Receivable from Affiliate	1
Other Assets	3
Total Assets	171,049
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	346
Investment Advisory Fees Payable	326
Payable for Portfolio Shares Redeemed	317
Bank Overdraft	104
Administration Fees Payable	38
Custodian Fees Payable	24
Directors’ Fees and Expenses Payable	1
Other Liabilities	42
Total Liabilities	1,198
NET ASSETS	$169,851
Net Assets Consist of:
Paid-in Capital	$126,869
Undistributed (Distributions in Excess of) Net Investment Income	7,796
Accumulated Net Realized Gain (Loss)	21,626
Unrealized Appreciation (Depreciation) on:
Investments	12,997
Foreign Currency Exchange Contracts and Translations	563
Net Assets	$169,851
CLASS I:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,053,838 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.01

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

International Magnum Portfolio

Statement of Operations

Six Months Ended
June 30, 2008
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $349 Foreign Taxes Withheld)	$4,139
Dividends from Security of Affiliated Issuer	69
Interest from Securities of Unaffiliated Issuers	8
Total Investment Income	4,216
Expenses:
Investment Advisory Fees (Note B)	726
Administration Fees (Note C)	229
Custodian Fees (Note D)	46
Shareholder Reporting Fees	38
Professional Fees	17
Directors’ Fees and Expenses	2
Other	12
Total Expenses	1,070
Investment Advisory Fees Voluntarily Waived (Note B)	(115)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(2)
Expense Offset (Note D)	(1)
Net Expenses	952
Net Investment Income (Loss)	3,264
Realized Gain (Loss) on:
Investments Sold	2,104
Foreign Currency Transactions	536
Net Realized Gain (Loss)	2,640
Change in Unrealized Appreciation (Depreciation) on:
Investments	(28,050)
Foreign Currency Exchange Contracts and Translations	1,019
Net Change in Unrealized Appreciation (Depreciation)	(27,031)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(24,391)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,127)

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

International Magnum Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2008	Year Ended
	(unaudited)	December 31, 2007
	(000)	(000)
Increase (Decrease) In Net Assets Operations:
Net Investment Income (Loss)	$3,264	$2,456
Net Realized Gain (Loss)	2,640	21,359
Net Change in Unrealized Appreciation (Depreciation)	(27,031)	4,907
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,127)	28,722
Distributions from and/or in Excess of:
Net Investment Income	—	(3,258)
Net Realized Gain	—	(22,418)
Total Distributions	—	(25,676)
Capital Share Transactions:(1)
Subscriptions	8,074	43,823
Distributions Reinvested	—	25,676
Redemptions	(27,029)	(56,672)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(18,955)	12,827
Total Increase (Decrease) in Net Assets	(40,082)	15,873
Net Assets:
Beginning of Period	209,933	194,060
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $7,796 and $4,532, respectively)	$169,851	$209,933
(1) Capital Share Transactions:
Shares Subscribed	598	2,992
Shares Issued on Distributions Reinvested	—	1,790
Shares Redeemed	(2,021)	(3,911)
Net Increase (Decrease) in Capital Shares Outstanding	(1,423)	871

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

International Magnum Portfolio

	Six Months Ended June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.50		$14.26	$12.38	$11.29	$9.90	$7.78
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.24		0.17	0.16	0.14	0.10	0.08
Net Realized and Unrealized Gain (Loss)	(1.73)		1.89	2.77	1.09	1.58	2.05
Total from Investment Operations	(1.49)		2.06	2.93	1.23	1.68	2.13
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)	(0.01)	(0.14)	(0.29)	(0.01)
Net Realized Gain	—		(1.59)	(1.04)	—	—	—
Total Distributions	—		(1.82)	(1.05)	(0.14)	(0.29)	(0.01)
Net Asset Value, End of Period	$13.01		$14.50	$14.26	$12.38	$11.29	$9.90
Total Return ±	(10.28	)%*	14.59%	25.13%	11.07%	17.39%	27.42%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$169,851		$209,933	$194,060	$150,641	$134,674	$108,261
Ratio of Expenses to Average Net Assets (1)	1.05	%**+	1.05%+	1.09%†	1.15%	1.15%	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	N/A	1.15%	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.60	%**+	1.15%+	1.25%	1.26%	0.96%	0.92%
Portfolio Turnover Rate	11	%*	43%	80%	34%	51%	54%
(1)	Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.18	%**+	1.15%+	1.18%	1.18%	1.25%	1.38%
Net Investment Income (Loss) to Average Net Assets	3.47	%**+	1.05%+	1.15%	1.23%	0.86%	0.69%

#       Per share amount is based on average shares outstanding.

†       Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.05%. Prior to June 1, 2006, the maximum ratio was 1.15%.

*       Not Annualized

**    Annualized

+       Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±       Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in Europe, Australasia and the Far East (EAFE) countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.         Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.         Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•             investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•             investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2008, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.         Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.         Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5.         New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

6.         Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments* (000)
Level 1 - Quoted Prices	$165,446	$—
Level 2 - Other Significant Observable Inputs	3,568	537
Level 3 - Significant Unobservable Inputs	—	—
Total	$169,014	$537

* Other financial instruments include forwards.

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

7.         Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500	Next $500	Over $1
million	million	billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2008, this waiver amounted to approximately $115,000.

Morgan Stanley Investment Management Limited (“MSIM Limited”), Morgan Stanley Asset & Investment Trust Management Co., Limited (“MSAITM”), and Morgan Stanley Investment Management Company (“MSIM Company”), each a wholly-owned subsidiary of Morgan Stanley, serve as Sub-Advisers for the Portfolio on a day-to-day basis. MSIM Limited and MSAITM each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C.            Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D.            Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.              Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F.              Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$7,435	$18,241	$5,005	$6,884

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to section 988 reclasses, gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies and foreign capital gain tax, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$2,053	$(2,053)	—

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$8,487	$15,497

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$156,017	$25,779	$(12,782)	$12,997

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2007, the Portfolio deferred to January 2, 2008, for U.S. Federal income tax purposes, post-October currency and PFIC losses of approximately $791,000 and $7,000, respectively.

G.            Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$4,359	$23,233	$26,473	$69	$1,119

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $20,263,000 and $31,165,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

During the six months ended June 30, 2008, the Portfolio incurred less than $500 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker/dealer.

H.            Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 77.3%.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFIMSAN
IU08-04344P-Y06/08

17

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

U.S. Real Estate Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Examples

U.S. Real Estate Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008
Class I
Actual	$1,000.00	$958.30	$5.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.32
Class II
Actual	1,000.00	957.40	6.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.57
*

Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.06% and 1.31%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio of the Portfolio were acceptable given the quality of services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints but that the Portfolio was closed to new investors.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (96.0%)
Diversified (5.8%)
Forest City Enterprises, Inc., Class A	(a)616,068	$19,850
Vornado Realty Trust REIT	(a)431,758	37,994
		57,844
Health Care (6.4%)
Assisted Living Concepts, Inc., Class A	(a)(b)1,142,042	6,281
Brookdale Senior Living, Inc.	(a)584,484	11,900
Care Investment Trust, Inc. REIT	102,100	963
Extendicare Real Estate Investment
Trust REIT	45,380	400
Healthcare Realty Trust, Inc. REIT	(a)794,584	18,887
National Health Investors, Inc. REIT	(a)14,990	428
Senior Housing Properties Trust REIT	(a)1,257,617	24,561
		63,420
Industrial (5.6%)
AMB Property Corp. REIT	(a)306,526	15,443
Cabot Industrial Value Fund LP	(d)(e)10,800	5,400
Keystone Industrial Fund LP	(b)(c)(d)(e)7,200,000	6,843
ProLogis REIT	(a)509,229	27,676
		55,362
Land (2.4%)
Plum Creek Timber Co., Inc. REIT	(a)569,667	24,330
Lodging/Resorts (12.2%)
DiamondRock Hospitality Co. REIT	249,880	2,721
Gaylord Entertainment Co.	(a)(b)53,590	1,284
Hersha Hospitality Trust REIT	(a)653,181	4,931
Host Hotels & Resorts, Inc. REIT	(a)2,793,965	38,137
Millennium & Copthorne Hotels plc	295,030	1,910
Morgans Hotel Group Co.	(b)641,917	6,612
Starwood Hotels & Resorts
Worldwide, Inc.	1,187,314	47,576
Strategic Hotels & Resorts, Inc. REIT	1,602,203	15,013
Sunstone Hotel Investors, Inc. REIT	(a)222,660	3,696
		121,880
Office (14.7%)
Boston Properties, Inc. REIT	576,095	51,975
Brandywine Realty Trust REIT	67,996	1,072
BRCP REIT I, LLC	(b)(c)(d)(e)4,069,166	2,095
BRCP REIT II, LLC	(b)(c)(d)(e)6,942,507	6,943
Brookfield Properties Corp.	2,375,662	42,263
Douglas Emmett, Inc. REIT	(a)301,612	6,626
Kilroy Realty Corp. REIT	(a)159,541	7,503
Mack-Cali Realty Corp. REIT	(a)745,382	25,470
Parkway Properties, Inc. REIT	(a)72,553	2,447
		146,394
Office/Industrial - Mixed (4.8%)
Duke Realty Corp. REIT	(a)841,720	18,897
Highwoods Properties, Inc. REIT	(a)33,080	1,039
Liberty Property Trust REIT	(a)676,020	22,410
PS Business Parks, Inc. REIT	(a)113,929	5,879
		48,225
Residential Apartments (18.1%)
American Campus Communities, Inc. REIT	(a)33,690	938
Apartment Investment & Management Co. REIT	2,469	84
Atlantic Gulf Communities Corp.	(b)(c)(e)261,572	—
AvalonBay Communities, Inc. REIT	(a)687,103	61,262
BRE Properties, Inc. REIT	(a)27,165	1,176
Camden Property Trust REIT	(a)583,615	25,831
Equity Residential Properties Trust REIT	1,819,756	69,642
Post Properties, Inc. REIT	(a)715,200	21,277
		180,210
Residential Manufactured Homes (1.5%)
Equity Lifestyle Properties, Inc. REIT	(a)348,243	15,323
Retail Regional Malls (14.2%)
General Growth Properties, Inc. REIT	(a)484,009	16,955
Macerich Co. (The) REIT	(a)460,116	28,587
Simon Property Group, Inc. REIT	980,973	88,179
Taubman Centers, Inc. REIT	(a)171,629	8,350
		142,071
Retail Strip Centers (7.3%)
Acadia Realty Trust REIT	(a)317,102	7,341
BPP Liquidating Trust REIT	(b)(d)(e)227,282	—
Developers Diversified Realty Corp. REIT	8,900	309
Equity One, Inc. REIT	(a)18,006	370
Federal Realty Investment Trust REIT	(a)294,853	20,345
Ramco-Gershenson Properties Trust REIT	(a)177,329	3,643
Regency Centers Corp. REIT	(a)680,350	40,222
Weingarten Realty Investors REIT	(a)11,980	363
		72,593
Self Storage (3.0%)
Public Storage REIT	263,080	21,254
Sovran Self Storage, Inc. REIT	(a)217,164	9,026
		30,280
Total Common Stocks (Cost $1,111,889)		957,932
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp.	(b)(c)(e)79,420	—
Atlantic Gulf Communities Corp., Series B	(b)(c)(d)(e)2,003	—
Atlantic Gulf Communities Corp., Series B (Convertible)	(b)(c)(d)(e)57,048	—
Total Preferred Stocks (Cost $1,488)		—
Short-Term Investments (34.2%)
Securities held as Collateral on Loaned Securities (30.7%)
Investment Company (6.8%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(f)68,119,889	68,120
	Face Amount (000)
Short-Term Debt (23.9%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (g)8,778	8,778

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

	Face Amount (000)	Value (000)
Short-Term Investments (cont’d)
Securities held as Collateral on Loaned Securities (cont’d)
Short-Term Debt (cont’d)
Bancaja,
2.97%, 11/12/08	$ (g)4,389	$4,389
Bank of New York Co., Inc.,
2.46%, 8/8/08	(g)4,389	4,389
BASF AG,
2.73%, 8/19/08	(g)4,389	4,389
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(g)17,557	17,557
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(g)8,778	8,778
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	76,733	76,733
First Tennessee Bank,
2.50%, 8/15/08	(g)21,946	21,946
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(g)4,389	4,389
HSBC Finance Corp.,
2.47%, 8/6/08	(g)4,389	4,389
IBM Corp.,
2.48%, 9/8/08	(g)17,557	17,557
Macquarie Bank Ltd.,
2.51%, 8/20/08	(g)8,778	8,778
Metropolitan Life Global Funding,
2.48%, 8/21/08	(g)13,168	13,168
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(g)17,557	17,557
Nationwide Building Society,
2.88%, 7/28/08	(g)10,183	10,183
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(g)6,145	6,145
2.50%, 8/14/08	(g)9,656	9,656
		238,781
		306,901
	Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(f)34,857,656	34,858
Total Short-Term Investments (Cost $341,759)		341,759
Total Investments (130.2%) (Cost $1,455,136) — Including $300,299 of Securities Loaned		1,299,691
Liabilities in Excess of Other Assets (-30.2%)		(301,572)
Net Assets (100%)		$998,119
(a)		All or a portion of security on loan at June 30, 2008.
(b)		Non-income producing security.
(c)

Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 5/97 - 6/97 and has a current cost basis of $1,404,000. Atlantic Gulf Communities Corp., Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Atlantic Gulf Communities Corp., Series B Preferred (Convertible) was acquired 11/97 and has a current cost basis of $673,000. BRCP REIT I, LLC was acquired 5/03 - 11/06 and has a current cost basis of $2,095,000. BRCP REIT II, LLC was acquired 10/06 - 5/08 and has a current cost basis of $6,943,000. Keystone Industrial Fund, LP was acquired 3/06 - 9/07 and has a current cost basis of $6,487,000. At June 30, 2008, these securities had an aggregate market value of $15,881,000 representing 1.6% of net assets.

(d)		Security has been deemed illiquid at June 30, 2008.
(e)		Security was valued at fair value — At June 30, 2008, the Portfolio held approximately $21,281,000 of fair valued securities, representing 2.1% of net assets.
(f)		See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(g)		Variable/Floating Rate Security — Interest rate changes on instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2008.
REIT		Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

**	Includes 23.6% of securities held as collateral on loaned securities as of June 30, 2008.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2008 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Including $300,299 of Securities on Loan) (Cost $1,352,158)	$1,196,713
Investment in Security of Affiliated Issuer, at Value (Cost $102,978)	102,978
Total Investments in Securities, at Value (Cost $1,455,136)	1,299,691
Cash	486
Receivable for Portfolio Shares Sold	8,940
Dividends Receivable	4,881
Receivable for Investments Sold	1,247
Foreign Currency, at Value (Cost $@—)	@—
Receivable from Affiliate	12
Other Assets	14
Total Assets	1,315,271
Liabilities:
Collateral for Securities Loaned, at Value	306,901
Payable for Investments Purchased	6,522
Investment Advisory Fees Payable	2,125
Payable for Portfolio Shares Redeemed	1,147
Administration Fees Payable	221
Distribution Fees — Class II Shares	72
Custodian Fees Payable	9
Directors’ Fees and Expenses Payable	2
Other Liabilities	153
Total Liabilities	317,152
NET ASSETS	$998,119
Net Assets Consist of:
Paid-in Capital	$757,960
Undistributed (Distributions in Excess of) Net Investment Income	40,071
Accumulated Net Realized Gain (Loss)	355,533
Unrealized Appreciation (Depreciation) on:
Investments	(155,445)
Foreign Currency Translations	(@—)
Net Assets	$998,119
CLASS I:
Net Assets	$662,884
Net Asset Value, Offering and Redemption Price Per Share Applicable to 31,375,293 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.13
CLASS II:
Net Assets	$335,235
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,044,490 Outstanding
$0.001 Par Value Shares (Authorized 500,000,000 Shares)	$20.89

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations

Six Months Ended June 30, 2008 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $110 Foreign Taxes Withheld)	$13,873
Dividends from Security of Affiliated Issuer	517
Interest from Securities of Unaffiliated Issuers	632
Total Investment Income	15,022
Expenses:
Investment Advisory Fees (Note B)	4,142
Administration Fees (Note C)	1,348
Distribution Fees — Class II Shares (Note D)	617
Shareholder Reporting Fees	95
Professional Fees	6
Custodian Fees (Note E)	11
Directors’ Fees and Expenses	10
Other	53
Total Expenses Before Investment Related Expenses	6,282
Investment Related Expenses	52
Total Expenses	6,334
Distribution Fees — Class II Shares Waived (Note D)	(176)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(17)
Expense Offset (Note E)	(1)
Net Expenses	6,140
Net Investment Income (Loss)	8,882
Realized Gain (Loss) on:
Investments Sold	(2,021)
Foreign Currency Transactions	(5)
Net Realized Gain (Loss)	(2,026)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(57,620)
Foreign Currency Translations	(11)
Net Change in Unrealized Appreciation (Depreciation)	(57,631)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(59,657)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(50,775)

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

U.S. Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$8,882	$20,007
Net Realized Gain (Loss)	(2,026)	631,226
Net Change in Unrealized Appreciation (Depreciation)	(57,631)	(994,853)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,775)	(343,620)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(13,704)
Net Realized Gain	—	(107,015)
Class II:
Net Investment Income	—	(11,344)
Net Realized Gain	—	(105,286)
Total Distributions	—	(237,349)
Capital Share Transactions:(1)
Class I:
Subscriptions	57,734	172,072
Distributions Reinvested	—	120,719
Redemptions	(122,593)	(632,268)
Class II:
Subscriptions	51,361	307,954
Distributions Reinvested	—	116,630
Redemptions	(60,983)	(944,649)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(74,481)	(859,542)
Total Increase (Decrease) in Net Assets	(125,256)	(1,440,511)
Net Assets:
Beginning of Period	1,123,375	2,563,886
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $40,071 and $31,189, respectively)	$998,119	$1,123,375
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,390	5,816
Shares Issued on Distributions Reinvested	—	4,595
Shares Redeemed	(5,568)	(23,809)
Net Increase (Decrease) in Class I Shares Outstanding	(3,178)	(13,398)
Class II:
Shares Subscribed	2,249	10,441
Shares Issued on Distributions Reinvested	—	4,481
Shares Redeemed	(2,764)	(38,070)
Net Increase (Decrease) in Class II Shares Outstanding	(515)	(23,148)

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended
	June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$22.05		$29.37	$23.09	$20.49	$15.58	$11.33
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.19		0.32	0.36	0.36	0.35	0.39
Net Realized and Unrealized Gain (Loss)	(1.11)		(4.90)	8.02	3.08	5.17	3.86
Total from Investment Operations	(0.92)		(4.58)	8.38	3.44	5.52	4.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)	(0.30)	(0.26)	(0.28)	—
Net Realized Gain	—		(2.43)	(1.80)	(0.58)	(0.33)	—
Total Distributions	—		(2.74)	(2.10)	(0.84)	(0.61)	—
Net Asset Value, End of Period	$21.13		$22.05	$29.37	$23.09	$20.49	$15.58
Total Return ±	(4.17	)%††	(17.07)%	38.04%	17.05%	36.39%	37.51%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$662,884		$761,902	$1,408,168	$1,072,408	$985,211	$681,576
Ratio of Expenses to Average Net Assets(1)	1.06	%**+	1.04%+	1.01%	1.03%	1.06%	1.10%
Ratio of Expenses to Average Net Assets Excluding Investment Related Expenses	1.05	%**+	1.02%+	1.01%	1.03%	1.06%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.72	%**+	1.14%+	1.40%	1.72%	2.04%	2.97%
Portfolio Turnover Rate	17	%††	41%	25%	26%	11%	30%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	N/A	1.11%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	N/A	N/A	2.96%
#			Per share amount is based on average shares outstanding.
††			Not Annualized
**			Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended
	June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.83		$29.11	$22.92	$20.38	$15.54	$11.33
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.17		0.19	0.32	0.33	0.30	0.47
Net Realized and Unrealized Gain (Loss)	(1.11)		(4.78)	7.93	3.04	5.15	3.74
Total from Investment Operations	(0.94)		(4.59)	8.25	3.37	5.45	4.21
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)	(0.26)	(0.25)	(0.28)	—
Net Realized Gain	—		(2.43)	(1.80)	(0.58)	(0.33)	—
Total Distributions	—		(2.69)	(2.06)	(0.83)	(0.61)	—
Net Asset Value, End of Period	$20.89		$21.83	$29.11	$22.92	$20.38	$15.54
Total Return ±	(4.26	)%††	(17.27)%	37.67%	16.75%	36.07%	37.16%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$335,235		$361,473	$1,155,718	$616,304	$333,442	$39,338
Ratio of Expenses to Average Net Assets(1)	1.31	%**+	1.28%+	1.26%	1.28%	1.31%	1.35%
Ratio of Expenses to Average Net Assets Excluding Investment Related Expenses	1.30	%**+	1.27%+	1.26%	1.28%	1.31%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.49	%**+	0.67%+	1.24%	1.58%	1.72%	2.72%
Portfolio Turnover Rate	17	%††	41%	25%	26%	11%	30%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.41	%**+	1 .37%+	1.36%	1.38%	1.41%	1.46%
Net Investment Income (Loss) to Average Net Assets	1.39	%**+	0.57%+	1.14%	1.48%	1.62%	2.61%
#			Per share amount is based on average shares outstanding.
††			Not Annualized
**			Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio’s concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.     Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $4,800,000 for which it will receive 4,800,000 shares of common stock. As of June 30, 2008, BRCP REIT I, LLC has drawn down approximately $2,095,000, which represents 43.6% of the commitment. In addition, the Portfolio received return of capital distributions totaling approximately $157,000.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $11,000,000 for which it will receive 11,000,000 shares of common stock. As of June 30, 2008, BRCP REIT II, LLC has drawn down approximately $6,943,000, which represents 63.1% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2008, Keystone Industrial Fund, LP has drawn down approximately $6,843,000, which represents 76.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 18,000 shares of

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

common stock. As of June 30, 2008, Cabot Industrial Value Fund, LP has drawn down approximately $5,400,000 which represents 60.0% of the commitment.

3.     Restricted Securities: The Portfolio may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Portfolio would, in either case, bear market risks during that period.

4.     Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and high quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $300,299,000 and related collateral outstanding at June 30, 2008 was approximately $306,901,000. For the six months ended June 30, 2008, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $631,000.

5.     New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

6.     Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$936,651	$—
Level 2 - Other Significant Observable Inputs	341,759	—
Level 3 - Significant Unobservable Inputs	21,281	—
Total	$1,299,691	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities (000)	Other Financial Instruments (000)
Balance as of 12/31/07	$19,994	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	(224)	—
Change in unrealized appreciation (depreciation)	2,130	—
Net purchases (sales)	(619)	—
Net transfers in and/or out of Level 3	—	—
Balance as of 6/30/08	$21,281	$—
The amount of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at 6/30/08	$344	$—

7.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

The Portfolio invests a significant portion of its assets in securities of REITs. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually, in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500	Next $500	Over $1
million	million	billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $176,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions Paid		2006 Distributions Paid
From:		From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$50,633	$186,716	$27,904	$130,672

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and gains, basis adjustments on certain equity securities designated as issued by passive foreign investment companies and in-kind redemption adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$9,548	$(265,708)	$256,160

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$92,526	$296,257

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$1,455,136	$46,940	$(202,385)	$(155,445)

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2007, the Portfolio deferred to January 2, 2008, for U.S. Federal income tax purposes, post-October currency losses of approximately $13,000.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $17,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$19,330	$338,942	$255,294	$517	$102,978

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $179,838,000 and $239,416,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

During the six months ended June 30, 2008, the Portfolio incurred approximately $1,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker/ dealer.

I. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 41.3% and 83.2%, for Class I and Class II shares, respectively.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFREISAN
IU08-04349P-Y06/08

16

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

Equity and Income Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Example

Equity and Income Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2008	June 30, 2008	January 1, 2008 — June 30, 2008
Class II
Actual	$1,000.00	$913.20	$3.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.23	3.67

* Expenses are equal to Class II shares’ annualized net expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended December 31, 2007 and for the period April 30, 2003 to December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board also noted that portfolio management will change at the end of 2008. The Board concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (29.0%)
Aerospace & Defense (0.7%)
BAE Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	$ (a)130	$132
Level 3 Communications Corp. (Convertible),
2.88%, 7/15/10	1,300	1,094
3.00%, 8/1/35	2,000	2,223
6.00%, 3/15/10	(a)1,275	1,192
		4,641
Agency Fixed Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pool:
5.13%, 11/17/17	1,200	1,235
Gold Pools:
6.50%, 2/1/26	12	13
7.50%, 2/1/31 - 4/1/32	48	52
8.00%, 6/1/31	7	7
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/32	138	144
7.00%, 8/1/32 - 11/1/34	210	222
7.50%, 10/1/30 - 1/1/31	29	30
8.00%, 2/1/30 - 5/1/31	25	28
8.50%, 12/1/30 - 5/1/32	31	34
9.50%, 4/1/30	25	27
July TBA:
7.00%, 7/25/38	(b)250	262
Government National Mortgage Association,
Various Pools:
10.50%, 1/15/18	8	10
		2,064
Air Freight & Logistics (0.0%)
FedEx Corp.,
5.50%, 8/15/09	100	101
7.25%, 2/15/11	10	10
		111
Airlines (0.2%)
America West Airlines, Inc.,
7.10%, 4/2/21	154	140
AMR Corp. (Convertible),
4.50%, 2/15/24	1,150	861
UAL Corp. (Convertible),
4.50%, 6/30/21	1,200	459
		1,460
Asset Backed Corporate (0.7%)
Capital Auto Receivables Asset Trust,
4.98%, 5/15/11	666	674
5.03%, 10/15/09	255	256
5.31%, 10/20/09	(a)482	483
Capital One Auto Finance Trust,
5.07%, 7/15/11	257	252
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	245	247
CIT Equipment Collateral,
5.07%, 2/20/10	361	363
CNH Equipment Trust,
4.27%, 1/15/10	62	62
5.20%, 6/15/10	174	176
Ford Credit Auto Owner Trust,
5.05%, 3/15/10	98	99
5.26%, 10/15/10	579	585
GE Equipment Small Ticket LLC,
4.88%, 10/22/09	(a)104	104
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	207	207
4.07%, 2/15/12	147	148
4.41%, 6/15/12	251	253
Hertz Vehicle Financing LLC,
4.93%, 2/25/10	(a)250	249
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	90	90
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	24	24
National City Auto Receivables Trust,
2.88%, 5/15/11	51	51
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	20	20
TXU Electric Delivery Transition Bond Co., LLC,
4.81%, 11/17/14	25	25
Wachovia Auto Owner Trust,
4.06%, 9/21/09	4	4
4.79%, 4/20/10	31	31
		4,403
Automobiles (0.1%)
Daimler Finance North America LLC,
8.50%, 1/18/31	195	226
Ford Motor Co. (Convertible),
4.25%, 12/15/36	912	668
		894
Beverages (0.0%)
Dr Pepper Snapple Group, Inc.,
6.82%, 5/1/18	(a)125	126
Biotechnology (1.4%)
Affymetrix, Inc. (Convertible),
3.50%, 1/15/38	1,005	823
Amgen, Inc.,
5.85%, 6/1/17	320	316
Amgen, Inc. (Convertible),
0.38%, 2/1/13	2,400	2,100
0.38%, 2/1/13	(a)2,400	2,100
Biogen Idec, Inc.,
6.88%, 3/1/18	255	262
ImClone Systems, Inc. (Convertible),
1.38%, 5/15/24	1,900	1,843
Invitrogen Corp. (Convertible),
1.50%, 2/15/24	1,350	1,299
3.25%, 6/15/25	468	489
		9,232

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Chemicals (0.0%)
ICI Wilmington, Inc.,
4.38%, 12/1/08	$175	$175
Monsanto Co.,
5.13%, 4/15/18	60	59
		234
Collateralized Mortgage Obligation (0.3%)
Banc of America Commercial Mortgage, Inc.,
5.87%, 4/10/49	(c)475	452
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(c)350	333
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	325	303
5.94%, 2/12/49	(c)325	310
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	325	303
5.86%, 7/15/40	(c)350	335
		2,036
Commercial Banks (0.1%)
HBOS plc,
6.75%, 5/21/18	(a)325	311
Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc. (Convertible),
4.25%, 4/15/34	795	759
Live Nation, Inc. (Convertible),
2.88%, 7/15/27	(a)616	452
		1,211
Communications & Media (0.5%)
Comcast Cable Communications LLC,
6.75%, 1/30/11	245	254
Comcast Corp.,
5.70%, 5/15/18	485	461
6.50%, 1/15/15	85	87
COX Communications, Inc.,
6.25%, 6/1/18	(a)210	205
Interpublic Group of Cos, Inc. (Convertible),
4.75%, 3/15/23	(a)1,209	1,245
Liberty Media LLC (Convertible),
3.13%, 3/30/23	200	209
Time Warner Cable, Inc.,
6.75%, 7/1/18	205	207
Viacom, Inc.,
6.88%, 4/30/36	345	325
Vivendi,
6.63%, 4/4/18	325	323
		3,316
Communications Equipment (0.5%)
JDS Uniphase Corp. (Convertible),
Zero Coupon, 11/15/10	1,430	1,383
1.00%, 5/15/26	(a)1,100	857
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	395	390
4.88%, 10/1/10	40	40
Telefonica Europe BV,
8.25%, 9/15/30	395	455
		3,125
Computers & Peripherals (0.8%)
Cadence Design System, Inc. (Convertible),
1.38%, 12/15/11	200	173
1.50%, 12/15/13	860	700
Dell, Inc.,
5.65%, 4/15/18	(a)260	251
EMC Corp. (Convertible),
1.75%, 12/1/11	(a)2,124	2,429
Hewlett-Packard Co.,
5.50%, 3/1/18	100	98
NetApp, Inc. (Convertible),
1.75%, 6/1/13	(a)360	350
SanDisk Corp. (Convertible),
1.00%, 5/15/13	1,332	921
		4,922
Containers & Packaging (0.2%)
Sealed Air Corp. (Convertible),
3.00%, 6/30/33	(a)1,250	1,202
Diversified Financial Services (2.6%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(a)905	920
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	360	355
Bank of America Corp.,
5.75%, 12/1/17	885	833
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	185	181
Bank One Corp.,
6.00%, 2/17/09	25	25
Bear Stearns Cos., Inc. (The),
6.40%, 10/2/17	225	223
7.25%, 2/1/18	325	340
Capmark Financial Group, Inc.,
6.30%, 5/10/17	55	36
Catlin Insurance Co., Ltd.,
7.25%	(a)(c)(d)320	234
CIT Group, Inc.,
4.75%, 8/15/08	100	99
5.00%, 11/24/08	55	54
Citigroup, Inc.,
5.88%, 5/29/37	255	217
6.13%, 11/21/17	460	442
Credit Suisse USA, Inc.,
6.00%, 2/15/18	635	613
Farmers Exchange Capital,
7.05%, 7/15/28	(a)500	458
General Electric Capital Corp.,
4.25%, 12/1/10	30	30
4.75%, 9/15/14	75	74
5.63%, 5/1/18	995	964
5.88%, 2/15/12	230	239

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Diversified Financial Services (cont’d)
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	$590	$573
6.75%, 10/1/37	515	472
Goldman Sachs Group, Inc. (The) (Convertible),
2.00%, 5/9/14	(a)3,200	3,283
Harley-Davidson Funding Corp.,
6.80%, 6/15/18	(a)205	203
HSBC Finance Corp.,
4.13%, 12/15/08 - 11/16/09	110	110
5.88%, 2/1/09	100	101
6.38%, 10/15/11	445	455
6.75%, 5/15/11	175	182
8.00%, 7/15/10	85	89
JPMorgan Chase & Co.,
4.75%, 5/1/13	720	700
6.00%, 2/15/09	165	166
7.00%, 11/15/09	185	189
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	245	217
6.50%, 7/19/17	345	320
6.88%, 7/17/37	560	483
Mantis Reef Ltd.,
4.69%, 11/14/08	(a)200	199
Nationwide Building Society,
4.25%, 2/1/10	(a)345	339
NYSE Euronext,
4.80%, 6/28/13	310	306
Pearson Dollar Finance Two plc,
6.25%, 5/6/18	(a)140	139
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	145	136
Popular North America, Inc.,
5.65%, 4/15/09	160	158
ProLogis,
6.63%, 5/15/18	75	74
Textron Financial Corp.,
5.13%, 2/3/11	270	273
Wachovia Capital Trust III,
5.80%, 3/15/42	(c)805	548
Wachovia Corp.,
5.50%, 5/1/13	225	216
Washington Mutual, Inc.,
8.25%, 4/1/10	225	199
Wells Fargo & Co.,
5.63%, 12/11/17	505	489
Xlliac Global Funding,
4.80%, 8/10/10	(a)315	313
		17,269
Diversified Telecommunication Services (0.3%)
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	175	202
France Telecom S.A.,
8.50%, 3/1/31	375	455
Lucent Technologies, Inc. (Convertible),
2.87%, 6/15/25	1,187	945
Verizon Communications, Inc.,
5.50%, 2/15/18	550	524
		2,126
Electric Utilities (0.0%)
Consumers Energy Co.,
4.00%, 5/15/10	20	20
4.80%, 2/17/09	170	170
		190
Electrical Equipment (0.0%)
Cooper Industries, Inc.,
5.25%, 11/15/12	165	166
Food & Staples Retailing (0.2%)
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	125	126
CVS Pass Through Trust,
6.04%, 12/10/28	(a)261	243
Rite Aid Corp. (Convertible),
8.50%, 5/15/15	831	751
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	355	353
		1,473
Food Products (0.4%)
Archer-Daniels-Midland Co. (Convertible),
Zero Coupon, 6/1/11	32	1,403
5.45%, 3/15/18	220	215
ConAgra Foods, Inc.,
7.00%, 10/1/28	70	72
8.25%, 9/15/30	180	209
Delhaize America, Inc.,
9.00%, 4/15/31	65	77
FBG Finance Ltd.,
5.13%, 6/15/15	(a)320	303
Kraft Foods, Inc.,
6.13%, 8/23/18	345	334
		2,613
Gas Utilities (0.0%)
Equitable Resources, Inc.,
6.50%, 4/1/18	75	75
Health Care Equipment & Supplies (1.0%)
Advanced Medical Optics, Inc. (Convertible),
2.50%, 7/15/24	700	640
3.25%, 8/1/26	1,750	1,284
Baxter International, Inc.,
4.63%, 3/15/15	150	143
5.38%, 6/1/18	215	213
Beckman Coulter, Inc. (Convertible),
2.50%, 12/15/36	(a)900	1,000
Covidien International Finance S.A.,
6.00%, 10/15/17	240	243
Medtronic, Inc. (Convertible),
1.25%, 9/15/21	1,600	1,604
1.50%, 4/15/11	532	568

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Health Care Equipment & Supplies (cont’d)
St. Jude Medical, Inc. (Convertible),
1.22%, 12/15/08	$ (a)408	$406
Wright Medical Group, Inc. (Convertible),
2.63%, 12/1/14	489	517
		6,618
Health Care Providers & Services (0.6%)
Health Management Association, Inc. (Convertible),
3.75%, 5/1/28	(a)300	290
4.37%, 8/1/23	71	71
LifePoint Hospitals, Inc. (Convertible),
3.50%, 5/15/14	1,868	1,600
Omnicare, Inc. (Convertible),
3.25%, 12/15/35	2,190	1,648
UnitedHealth Group, Inc.,
6.00%, 2/15/18	195	189
WellPoint, Inc.,
4.25%, 12/15/09	80	79
		3,877
Hotels, Restaurants & Leisure (0.3%)
International Game Technology (Convertible),
2.60%, 12/15/36	1,283	1,238
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	205	194
Yum! Brands, Inc.,
8.88%, 4/15/11	245	265
		1,697
Household Durables (0.0%)
LG Electronics, Inc.,
5.00%, 6/17/10	(a)130	128
Industrial Conglomerates (0.5%)
3M Co. (Convertible),
2.40%, 11/21/32	(c)2,600	2,197
General Electric Co.,
5.25%, 12/6/17	1,035	997
Koninklijke Philips Electronics NV,
5.75%, 3/11/18	335	329
		3,523
Industrials (0.1%)
Honeywell International, Inc.,
5.30%, 3/1/18	225	222
Kroger Co. (The),
5.00%, 4/15/13	120	118
		340
Insurance (0.3%)
Ace INA Holdings, Inc.,
5.60%, 5/15/15	190	183
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	(a)535	536
Chubb Corp.,
5.75%, 5/15/18	50	48
Conseco, Inc. (Convertible),
3.50%, 9/30/35	(e)1,266	1,032
Prudential Financial, Inc.,
6.63%, 12/1/37	95	90
Travelers Cos., Inc. (The),
5.80%, 5/15/18	160	156
		2,045
Leisure Equipment & Products (0.3%)
Eastman Kodak Co. (Convertible),
3.38%, 10/15/33	2,100	1,990
Machinery (0.0%)
Parker Hannifin Corp.,
5.50%, 5/15/18	190	191
Metals & Mining (0.0%)
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	270	271
Office Electronics (0.0%)
Xerox Corp.,
6.35%, 5/15/18	190	188
Oil, Gas & Consumable Fuels (0.3%)
ConocoPhillips,
5.20%, 5/15/18	400	395
Marathon Oil Corp.,
5.90%, 3/15/18	130	129
6.00%, 10/1/17	215	214
Petro-Canada,
6.05%, 5/15/18	200	197
Questar Market Resources, Inc.,
6.80%, 4/1/18	230	225
Valero Energy Corp.,
3.50%, 4/1/09	195	195
Weatherford International Ltd.,
6.00%, 3/15/18	165	163
XTO Energy, Inc.,
5.50%, 6/15/18	295	282
		1,800
Pharmaceuticals (0.6%)
Allergan, Inc. (Convertible),
1.50%, 4/1/26	586	621
AstraZeneca plc,
5.90%, 9/15/17	225	231
Bristol Myers Squibb Co.,
5.45%, 5/1/18	405	400
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	365	364
Medco Health Solutions, Inc.,
7.13%, 3/15/18	200	208
Valeant Pharmaceuticals International (Convertible),
4.00%, 11/15/13	(a)312	269
Watson Pharmaceuticals, Inc. (Convertible),
1.75%, 3/15/23	1,650	1,580
Wyeth,
5.45%, 4/1/17	140	139
5.50%, 2/15/16	45	45
		3,857

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Real Estate Management & Development (0.2%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	$210	$188
7.13%, 6/15/12	205	207
8.13%, 12/15/08	65	66
World Financial Properties,
6.91%, 9/1/13	(a)381	381
6.95%, 9/1/13	(a)144	143
		985
Road & Rail (0.1%)
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	280	283
Canadian National Railway Co.,
5.55%, 5/15/18	60	59
Korea Railroad Corp.,
5.38%, 5/15/13	235	233
		575
Semiconductors & Semiconductor Equipment (0.4%)
Kla-Tencor Corp.,
6.90%, 5/1/18	250	245
Linear Technology Corp. (Convertible),
3.00%, 5/1/27	(a)1,193	1,144
Xilinx, Inc. (Convertible),
3.13%, 3/15/37	(a)1,302	1,237
		2,626
Software (0.1%)
Oracle Corp.,
5.75%, 4/15/18	335	335
Specialty Retail (0.0%)
Home Depot, Inc.,
5.40%, 3/1/16	255	235
Steel (0.0%)
ArcelorMittal,
6.13%, 6/1/18	(a)255	250
Tobacco (0.1%)
Philip Morris International, Inc.,
5.65%, 5/16/18	345	336
U.S. Treasury Securities (13.8%)
U.S. Treasury Bonds,
4.50%, 2/15/36	3,375	3,352
5.38%, 2/15/31	10,300	11,448
6.25%, 8/15/23	1,300	1,547
8.13%, 8/15/19 - 8/15/21	6,297	8,578
U.S. Treasury Notes,
3.25%, 1/15/09	1,500	1,510
3.38%, 11/30/12	150	151
3.88%, 5/15/09 - 2/15/13	8,750	8,923
4.00%, 2/15/14 - 2/15/15	5,200	5,357
4.25%, 8/15/13 - 11/15/14	22,325	23,303
4.50%, 2/28/11 - 2/15/16	5,300	5,542
4.63%, 8/31/11 - 2/29/12	8,200	8,627
4.88%, 5/15/09	8,000	8,173
5.13%, 6/30/11	500	532
5.75%, 8/15/10	2,850	3,032
		90,075
Utilities (0.6%)
Appalachian Power Co.,
5.65%, 8/15/12	25	25
Arizona Public Service Co.,
5.80%, 6/30/14	265	252
Carolina Power & Light Co.,
5.13%, 9/15/13	200	201
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	75	67
7.88%, 4/1/13	70	75
Consolidated Natural Gas Co.,
6.25%, 11/1/11	95	98
Detroit Edison Co. (The),
6.13%, 10/1/10	165	172
E.ON International Finance BV,
5.80%, 4/30/18	(a)485	477
Israel Electric Corp., Ltd.,
7.25%, 1/15/19	(a)300	307
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18	165	161
Nisource Finance Corp.,
6.80%, 1/15/19	175	172
Ohio Edison Co.,
6.40%, 7/15/16	145	145
Ohio Power Corp.,
6.00%, 6/1/16	305	303
Peco Energy Co.,
5.35%, 3/1/18	140	137
PG&E Corp. (Convertible),
9.50%, 6/30/10	140	385
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	335	320
Public Service Electricity & Gas Co.,
5.00%, 1/1/13	20	20
Texas Eastern Transmission LP,
7.00%, 7/15/32	140	141
Union Electric Co.,
6.70%, 2/1/19	165	167
		3,625
Wireless Telecommunication Services (0.2%)
AT&T Corp.,
8.00%, 11/15/31	205	236
AT&T, Inc.,
5.60%, 5/15/18	90	88
6.15%, 9/15/34	125	117
6.30%, 1/15/38	505	479
Sprint Capital Corp.,
8.75%, 3/15/32	35	33
Verizon New England, Inc.,
6.50%, 9/15/11	20	21
		974
Total Fixed Income Securities (Cost $194,060)		189,741

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

		Value
	Shares	(000)
Common Stocks (61.5%)
Aerospace & Defense (1.1%)
Raytheon Co.	127,910	$7,199
Air Freight & Logistics (0.3%)
FedEx Corp.	26,770	2,109
Airlines (0.2%)
Continental Airlines, Inc., Class B	(f)93,880	949
UAL Corp.	49,320	258
		1,207
Automobiles (0.6%)
Harley-Davidson, Inc.	42,300	1,534
Honda Motor Co., Ltd. ADR	66,660	2,268
		3,802
Beverages (0.8%)
Coca-Cola Co. (The)	81,370	4,230
Dr Pepper Snapple Group, Inc.	(f)56,714	1,190
		5,420
Capital Markets (1.1%)
Charles Schwab Corp. (The)	222,940	4,579
Merrill Lynch & Co., Inc.	93,510	2,965
		7,544
Chemicals (2.7%)
Bayer AG ADR	181,740	15,273
E.I. du Pont de Nemours & Co.	50,700	2,175
		17,448
Commercial Banks (2.0%)
Mitsubishi UFJ Financial Group, Inc. ADR	98,790	869
Mizuho Financial Group, Inc. ADR	165,010	1,530
PNC Financial Services Group, Inc.	108,220	6,179
Sumitomo Mitsui Financial Group, Inc.	232	1,746
SunTrust Banks, Inc.	70,540	2,555
		12,879
Communications & Media (4.0%)
Comcast Corp., Class A	308,955	5,861
Time Warner, Inc.	774,310	11,460
Viacom, Inc., Class B	(f)283,485	8,658
		25,979
Communications Equipment (1.3%)
Alcatel-Lucent ADR	(f)755,440	4,563
Cisco Systems, Inc.	(f)179,490	4,175
		8,738
Computers & Peripherals (1.0%)
EMC Corp.	(f)62,770	922
Hewlett-Packard Co.	130,270	5,759
		6,681
Consumer Finance (0.4%)
Capital One Financial Corp.	68,980	2,622
Diversified Financial Services (3.8%)
Bank of America Corp.	172,380	4,115
Citigroup, Inc.	304,260	5,099
JPMorgan Chase & Co.	459,746	15,774
		24,988
Diversified Telecommunication Services (1.6%)
Verizon Communications, Inc.	295,790	10,471
Electric Utilities (3.3%)
American Electric Power Co., Inc.	230,470	9,272
Entergy Corp.	38,644	4,656
FirstEnergy Corp.	93,620	7,707
		21,635
Energy Equipment & Services (0.5%)
Schlumberger Ltd.	28,080	3,017
Food & Staples Retailing (3.0%)
Rite Aid Corp.	(f)380,910	606
Wal-Mart Stores, Inc.	342,460	19,246
		19,852
Food Products (3.3%)
Cadbury plc ADR	136,009	6,844
ConAgra Foods, Inc.	34,430	664
Kraft Foods, Inc.	176,444	5,020
Unilever N.V. (NY Shares)	315,480	8,959
		21,487
Health Care Equipment & Supplies (1.2%)
Boston Scientific Corp.	(f)283,590	3,485
Covidien Ltd.	91,497	4,382
Edwards Lifesciences Corp.	(f)8	1
		7,868
Hotels, Restaurants & Leisure (0.5%)
Starbucks Corp.	(f)200,920	3,163
Household Durables (0.5%)
Sony Corp. ADR	76,700	3,355
Household Products (1.0%)
Kimberly-Clark Corp.	64,810	3,874
Procter & Gamble Co.	43,840	2,666
		6,540
Independent Power Producers & Energy (0.4%)
NRG Energy, Inc.	(f)57,280	2,457
Industrial Conglomerates (2.7%)
General Electric Co.	240,830	6,428
Siemens AG ADR	67,450	7,428
Tyco International Ltd.	95,777	3,835
		17,691
Insurance (4.8%)
Aegon N.V. (NY Shares)	205,590	2,695
Chubb Corp.	127,672	6,257
Hartford Financial Services Group, Inc.	47,600	3,074
Aegon N.V. (NY Shares)	454,050	12,055
Travelers Cos., Inc. (The)	163,247	7,085
		31,166
Internet Software & Services (1.0%)
eBay, Inc.	(f)235,860	6,446
Metals & Mining (0.9%)
Newmont Mining Corp.	109,550	5,714
Multi-Utilities (0.6%)
Williams Cos., Inc.	98,560	3,973

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

		Value
	Shares	(000)
Multiline Retail (0.4%)
Macy’s, Inc.	153,690	$2,985
Oil, Gas & Consumable Fuels (6.9%)
BP plc ADR	52,650	3,663
ConocoPhillips	34,240	3,232
Devon Energy Corp.	30,300	3,641
ExxonMobil Corp.	67,650	5,962
Novartis AG ADR	121,900	6,709
Occidental Petroleum Corp.	100,200	9,004
Royal Dutch Shell plc ADR	156,130	12,757
		44,968
Personal Products (0.5%)
Estee Lauder Cos., Inc. (The)	69,080	3,209
Pharmaceuticals (5.8%)
Abbott Laboratories	164,860	8,733
Bristol-Myers Squibb Co.	322,450	6,620
Roche Holding AG ADR	74,400	6,720
Schering-Plough Corp.	557,938	10,986
Wyeth	105,660	5,067
		38,126
Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	179,320	3,852
Software (0.5%)
Oracle Corp.	(f)63,590	1,335
Symantec Corp.	(f)110,540	2,139
		3,474
Specialty Retail (0.7%)
Home Depot, Inc.	103,400	2,421
Office Depot, Inc.	(f)210,399	2,302
		4,723
Thrifts & Mortgage Finance (0.4%)
Freddie Mac	175,440	2,877
Tobacco (1.1%)
Altria Group, Inc.	111,390	2,290
Philip Morris International, Inc.	(f)95,870	4,735
		7,025
Total Common Stocks (Cost $425,180)		402,690

	No. of
	Contracts
Call Option Purchased (0.0%)
90 Day EuroDollar
Call @ $96.75, expiring 9/14/09
(Cost $233)	270	248

	Shares
Preferred Stocks (4.6%)
Automobiles (0.1%)
Ford Motor Co. Capital Trust II, 6.50%
(Convertible)	30,300	838
Banks (0.3%)
Sovereign Capital Trust IV, 4.38% (Convertible)	69,300	2,148
Commercial Banks (0.4%)
Key Corp., 7.75% (Convertible)	12,530	1,203
Wachovia Corp., 7.50% (Convertible)	1,850	1,631
		2,834
Commercial Services & Supplies (0.3%)
Avery Dennison Corp., 7.88% (Convertible)	39,210	1,761
Diversified Financial Services (1.1%)
Bank of America Corp., 7.25% (Convertible)	3,500	3,097
Citigroup, Inc., 6.50% (Convertible)	98,350	4,303
		7,400
Diversified Telecommunication Services (0.4%)
Lucent Technologies Capital Trust I,
7.75% (Convertible)	3,200	2,432
Electric Utilities (0.3%)
CenterPoint Energy, Inc., 1.43% (Convertible)	(c)68,000	1,970
Gas Utilities (0.3%)
El Paso Energy Capital Trust I, 4.75%
(Convertible)	43,000	1,763
Health Care Providers & Services (0.4%)
Healthsouth Corp., 6.50% (Convertible)	410	303
Healthsouth Corp., 6.50% (Convertible)	(a)785	579
Omnicare, Inc., 4.00% (Convertible)	44,400	1,725
		2,607
Household Products (0.2%)
Newell Financial Trust I, 5.25% (Convertible)	25,600	1,158
Media (0.1%)
Interpublic Group of Cos., Inc., 5.25%
(Convertible)	(a)500	408
Pharmaceuticals (0.4%)
Schering Plough Corp., 6.00% (Convertible)	14,948	2,863
Savings & Loan (0.1%)
Washington Mutual Capital Trust 2001, 5.38%
(Convertible)	36,000	864
Thrifts & Mortgage Finance (0.2%)
Fannie Mae, 5.38% (Convertible)	20	1,205
Total Preferred Stocks (Cost $37,722)		30,251
Investment Company (0.7%)
Financial Services (0.7%)
iShares MSCI Japan Index Fund
(Cost $5,150)	357,320	4,459
Short-Term Investments (4.3%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(g)27,138,404	27,138

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
1.84%, 10/9/08	$ (h)(i)645	642
Total Short-Term Investments (Cost $27,780)		27,780
Total Investments (100.1%) (Cost $690,125)		655,169
Liabilities in Excess of Other Assets (-0.1%)		(339)
Net Assets (100%)		$654,830

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Security is subject to delayed delivery.
(c)	Variable/ Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2008.
(d)

Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time and then revert to a floating rate. The interest rate shown is the rate in effect at June 30, 2008.

(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(h)	All or a portion of the security was pledged to cover margin requirements for futures collateral.
(i)	Rate shown in the yield to maturity at June 30, 2008.
ADR	American Depositary Receipt
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	118	$24,922	Sep-08	$(9)
5 yr. Swap	262	28,116	Sep-08	(63)
10 yr. Swap	284	31,227	Sep-08	167
Short:
U.S. Treasury
5 yr. Note	210	23,216	Sep-08	49
U.S. Treasury
10 yr. Note	304	34,632	Sep-08	(34)
U.S. Treasury
Short Bond	132	15,258	Sep-08	(33)
				$77

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Options Written
90 EuroDollar Call @ $97.25 expiring 9/14/09	270	$135	$150

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$160	1.57%	3/20/18	$(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	180	0.70	3/20/13	(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	125	0.82	3/20/18	(2)
Nordstrom, Inc., 6.95%, 3/15/28	Buy	205	1.03	3/20/18	3
Sealed Air Corp., 5.63%, 7/15/13	Buy	125	1.08	3/20/18	6
Sealed Air Corp., 5.63%, 7/15/13	Buy	250	1.12	3/20/18	11
Textron Financial Corp., 5.13%, 2/3/11	Buy	170	0.80	3/20/18	5
Yum! Brands, Inc., 8.88%, 4/15/11	Buy	245	1.18	3/20/13	(2)
Citigroup Eaton Corp., 7.65%, 11/15/29	Buy	150	0.82	3/20/18	1
Credit Suisse Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	360	1.00	3/20/15	(3)
Goldman Sachs
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	260	3.05	3/20/13	(15)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	545	0.59	3/20/13	(4)

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

Credit Default Swap Contracts (cont’d)

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs (cont’d)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	$300	0.60%	12/20/12	$(2)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	560	0.80	12/20/17	(@—)
Dow Jones CDX North America Investment Grade Index, Series 10	Sell	750	1.50	6/20/13	(2)
Eaton Corp., 7.65%, 11/15/29	Buy	145	0.97	3/20/18	(1)
Eli Lilly Co., 6.57%, 1/1/16	Buy	110	0.33	3/20/13	(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	195	0.47	3/20/18	2
ProLogis, 5.50%, 3/1/13	Buy	155	3.33	3/20/13	(6)
Sealed Air Corp., 5.63%, 7/15/13	Buy	135	1.08	3/20/18	6
Sealed Air Corp., 5.63%, 7/15/13	Buy	65	1.24	3/20/18	2
Textron Financial Corp., 5.13%, 2/3/11	Buy	300	1.05	3/20/13	2
JPMorgan Chase
Nordstrom, Inc., 6.95%, 3/15/28	Buy	175	1.07	3/20/18	2
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	140	0.58	3/20/13	(1)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	195	0.63	3/20/13	(2)
Lehman Brothers
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	900	0.60	12/20/12	(12)
Goodrich Corp., 7.63%, 12/15/12	Buy	190	0.45	3/20/18	2
Goodrich Corp., 7.63%, 12/15/12	Buy	135	0.46	3/20/18	2
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	170	1.50	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28	Buy	135	1.57	3/20/18	(@—)
Carnival Corp., 6.65%, 1/15/28	Buy	140	1.60	3/20/18	(1)
Eaton Corp., 7.65%, 11/15/29	Buy	195	0.92	3/20/18	(1)
UBS
Eli Lilly Co., 6.57%, 1/1/16	Buy	445	0.30	3/20/13	(2)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	445	1.73	3/20/18	(2)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	130	1.78	3/20/13	(1)
Textron Financial Corp., 5.13%, 2/3/11	Buy	135	1.00	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11	Buy	140	1.01	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11	Buy	295	1.06	3/20/13	(3)
					$(20)

@ Amount is less than $500.

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
Swap	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$5,873	$41
	3 Month LIBOR	Receive	5.82	2/12/23	705	(94)
						$(53)

LIBOR London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Equity and Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

* Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Equity and Income Portfolio

Statement of Assets and Liabilities

June 30, 2008
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $662,987)	$628,031
Investment in Security of Affiliated Issuer, at Value (Cost $27,138)	27,138
Total Investments in Securities, at Value (Cost $690,125)	655,169
Interest Receivable	2,061
Dividends Receivable	608
Receivable for Portfolio Shares Sold	608
Receivable for Investments Sold	171
Unrealized Appreciation on Swap Agreements	87
Due from Broker	46
Receivable from Affiliate	11
Other Assets	9
Total Assets	658,770
Liabilities:
Payable for Investments Purchased	1,670
Investment Advisory Fees Payable	690
Payable for Portfolio Shares Redeemed	554
Payable for Delayed Delivery Commitments	262
Foreign Currency Overdraft, at Value (Cost $161)	161
Unrealized Depreciation on Swap Agreements	160
Options Written, at Value (Premiums Received $135)	150
Administration Fees Payable	140
Bank Overdraft	33
Distribution Fees — Class II Shares	28
Custodian Fees Payable	9
Due to Adviser	4
Other Liabilities	79
Total Liabilities	3,940
NET ASSETS	$654,830
Net Assets Consist of:
Paid-in Capital	$642,218
Undistributed (Distributions in Excess of) Net Investment Income	23,351
Accumulated Net Realized Gain (Loss)	24,229
Unrealized Appreciation (Depreciation) on:
Investments	(34,956)
Foreign Currency Translations	(1)
Futures Contracts	77
Options Written	(15)
Swap Agreements	(73)
Net Assets	$654,830
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 48,641,692 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.46

The accompanying notes are an integral part of the financial statements.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Equity and Income Portfolio

Statement of Operations

Six Months Ended
June 30, 2008
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$6,194
Interest from Securities of Unaffiliated Issuers	3,478
Dividends from Security of Affiliated Issuer	937
Total Investment Income	10,609
Expenses:
Investment Advisory Fees (Note B)	1,376
Distribution Fees — Class II Shares (Note D)	1,188
Administration Fees (Note C)	852
Shareholder Reporting Fees	54
Custodian Fees (Note E)	21
Professional Fees	13
Directors’ Fees and Expenses	6
Other	22
Total Expenses	3,532
Distribution Fees — Class II Shares Waived (Note D)	(1,019)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(27)
Expense Offset (Note E)	(@—)
Net Expenses	2,486
Net Investment Income (Loss)	8,123
Realized Gain (Loss) on:
Investments Sold	8,073
Foreign Currency Transactions	(6)
Futures Contracts	(549)
Swap Agreements	(31)
Net Realized Gain (Loss)	7,487
Change in Unrealized Appreciation (Depreciation) on:
Investments	(78,088)
Foreign Currency Translations	(1)
Futures Contracts	77
Options Written	(15)
Swap Agreements	(73)
Net Change in Unrealized Appreciation (Depreciation)	(78,100)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(70,613)
Increase from Payment by Affiliate (Note I)	26
Net Increase (Decrease) in Net Assets Resulting from Operations	$(62,464)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Equity and Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2008	Year Ended
	(unaudited)	December 31, 2007
	(000)	(000)
Increase (Decrease) In Net Assets Operations:
Net Investment Income (Loss)	$8,123	$15,217
Net Realized Gain (Loss)	7,487	17,527
Net Change in Unrealized Appreciation (Depreciation)	(78,100)	(13,421)
Increase from Payment by Affiliate	26	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,464)	19,323
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(11,958)
Net Realized Gain	—	(16,836)
Total Distributions	—	(28,794)
Capital Share Transactions:(1)
Class II:
Subscriptions	70,386	182,006
Distributions Reinvested	—	28,794
Redemptions	(64,989)	(60,058)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,397	150,742
Total Increase (Decrease) in Net Assets	(57,067)	141,271
Net Assets:
Beginning of Period	711,897	570,626
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $23,351 and $15,228, respectively)	$654,830	$711,897
(1) Capital Share Transactions:
Class II:
Shares Subscribed	5,002	12,058
Shares Issued on Distributions Reinvested	—	1,883
Shares Redeemed	(4,648)	(3,974)
Net Increase (Decrease) in Class II Shares Outstanding	354	9,967

The accompanying notes are an integral part of the financial statements.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Equity and Income Portfolio

	Class II
	Six Months Ended June 30, 2008		Year Ended December 31,				Period from April 30, 2003* to December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.74		$14.89	$13.69	$12.97	$11.64	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.17		0.35	0.32	0.24	0.20	0.12
Net Realized and Unrealized Gain (Loss)	(1.45)		0.17	1.35	0.71	1.14	1.60
Total from Investment Operations	(1.28)		0.52	1.67	0.95	1.34	1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)	(0.16)	(0.09)	—	(0.05)
Net Realized Gain	—		(0.39)	(0.31)	(0.14)	(0.01)	(0.03)
Total Distributions	—		(0.67)	(0.47)	(0.23)	(0.01)	(0.08)
Net Asset Value, End of Period	$13.46		$14.74	$14.89	$13.69	$12.97	$11.64
Total Return ±	(8.68	)%††‡	3.36%	12.58%	7.38%	11.52%	17.23	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$654,830		$711,897	$570,626	$406,725	$207,666	$54,020
Ratio of Expenses to Average Net Assets(1)	0.73	%**+	0.74%+	0.78%	0.83%	1.00%	1.00	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.39	%**+	2.31%+	2.25%	1.79%	1.64%	1.58	%**
Portfolio Turnover Rate^	49	%††	70%	56%	46%	58%	30	%††
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average NetT Assets	1.03%	**+	1.04%+	1.08%	1.13%	1.31%	1.87	%**
Net Investment Income (Loss) to Average Net Assets	2.09	%**+	2.01%+	1.95%	1.49%	1.33%	0.71	%**
#			Per share amount is based on average shares outstanding.
*			Commencement of Operations
**			Annualized
††			Not Annualized
‡

The Adviser reimbursed the Portfolio for losses incurred on derivative transactions which breached an investment guideline of the Portfolio during the period. The impact of this reimbursement is reflected in the total return shown above. Without this reimbursement, the total return for Class II would have been (8.69)%. (See Note I within the Notes to Financial Statements)

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the six months ended June 30, 2008 and for the year ended December 31, 2007, respectively.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Equity and Income Portfolio. The Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.  Forward Commitments and When-Issued/Delayed Delivery Securities: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio’s commitments to purchase such securities or designates such assets as segregated on the Portfolio’s records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

3.  Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.  Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statement of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains (losses) in the Statement of Operations.

Realized gains (losses) on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

the date of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

5.  Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain (loss). By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the six months ended June 30, 2008 were as follows:

		Total
	Total	Premiums
	Number of	Received
	Contracts	(000)
Options Outstanding — January 1, 2008	—	$—
Options Written	270	135
Options Terminated in Closing Purchase Transactions	—	—
Options Outstanding — June 30, 2008	270	$135

6.  New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

7.  Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$394,449	$175
Level 2 - Other Significant Observable Inputs	260,472	(73)
Level 3 - Significant Unobservable Inputs	—	—
Total	$654,921	$102

* Other financial instruments include futures, options and swap contracts.

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

8.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $150	Next $100	Next $100	Over $350
million	million	million	million
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.00%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C.  Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D.  Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $1,019,000.

E.   Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F.   Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.  Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$13,558	$15,236	$9,124	$7,454

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$802	$(802)	$—

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$19,906	$15,821

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$690,125	$37,080	$(72,036)	$(34,956)

H. Securities Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $27,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$80,368	$111,702	$164,932	$937	$27,138

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $178,219,000 and $144,739,000, respectively. For the six months ended June 30, 2008, purchases and sales of long-term U.S. Government securities were approximately $157,352,000 and $171,494,000, respectively.

During the six months ended June 30, 2008, the Portfolio incurred approximately $6,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

I.  Reimbursement by Affiliate: The Adviser reimbursed the Portfolio for a $26,087 loss incurred on derivative transactions that breached an investment guideline of the Portfolio during the period. The amount is reflected in the Statement of Operations and the Statements of Changes in Net Assets.

J. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 75.7% for Class II shares.

23

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFEIPSAN
IU08-04336P-Y06/08

24

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

International Growth Equity Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Example

International Growth Equity Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008
Class II
Actual	$1,000.00	$891.80	$6.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.15	6.77

* Expenses are equal to Class II shares’ annualized net expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended December 31, 2007, and the period April 28, 2006 to December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board noted that the Adviser waived the entire management fee. The Board concluded that the management fee and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board noted that the Fund’s assets were relatively small and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

		Value
	Shares	(000)
Common Stocks (53.0%)
Australia (1.8%)
BHP Billiton Ltd.	36,967	$1,549
CSL Ltd.	31,142	1,066
		2,615
Austria (2.5%)
Andritz AG	20,181	1,272
Erste Bank der Oesterreichischen
Sparkassen AG	18,376	1,144
Vienna Insurance Group	17,185	1,135
		3,551
Canada (1.7%)
EnCana Corp.	15,500	1,419
Research In Motion Ltd.	(a)8,700	1,017
		2,436
Denmark (1.0%)
Vestas Wind Systems A/S	(a)11,475	1,502
Egypt (0.7%)
Orascom Construction Industries GDR	7,437	1,008
Finland (2.9%)
Fortum Oyj	35,975	1,827
Kone Oyj, Class B	39,283	1,382
Neste Oil Oyj	33,303	982
		4,191
France (4.0%)
AXA S.A.	35,646	1,058
BNP Paribas	10,364	939
Cie Generale d’Optique Essilor International S.A.	17,223	1,053
LVMH Moet Hennessy Louis Vuitton S.A.	7,592	796
Total S.A.	23,412	1,998
		5,844
Germany (4.3%)
Bayer AG	13,158	1,107
Deutsche Boerse AG	5,791	654
E.ON AG	10,464	2,111
SAP AG	17,333	908
SGL Carbon AG	(a)21,283	1,494
		6,274
Greece (1.5%)
Coca Cola Hellenic Bottling Co. S.A.	40,189	1,095
National Bank of Greece S.A.	23,999	1,081
		2,176
Hong Kong (3.5%)
Bank of East Asia Ltd.	195,000	1,059
China Resources Power Holdings Co.	328,000	799
CNOOC Ltd.	657,900	1,133
Esprit Holdings Ltd.	85,700	890
Lee & Man Paper Manufacturing Ltd.	316,000	470
Parkson Retail Group Ltd.	102,800	750
		5,101
India (0.9%)
Bharti Airtel Ltd.	(a)49,182	824
ICICI Bank Ltd. ADR	(a)(b)14,600	420
		1,244
Ireland (0.9%)
Allied Irish Banks plc	44,313	684
CRH plc	22,680	668
		1,352
Israel (0.8%)
Teva Pharmaceutical Industries Ltd. ADR	(b)24,000	1,099
Japan (7.9%)
Canon, Inc.	20,700	1,064
Daikin Industries Ltd.	22,900	1,156
Kobe Steel Ltd.	238,000	681
Komatsu Ltd.	39,700	1,107
Mitsubishi Estate Co., Ltd.	35,000	801
Nippon Electric Glass Co., Ltd.	55,000	951
Sanyo Electric Co., Ltd.	(a)453,000	1,054
Sharp Corp.	51,000	830
Shin-Etsu Chemical Co., Ltd.	12,800	793
Sony Corp.	18,700	817
Stanley Electric Co., Ltd.	43,900	1,063
Terumo Corp.	21,000	1,072
		11,389
Luxembourg (0.7%)
Millicom International Cellular S.A.	10,200	1,056
Mexico (1.4%)
America Movil S.A.B. de C.V., Class L ADR	17,300	912
Wal-Mart de Mexico S.A.B. de C.V. ADR	26,200	1,044
		1,956
Netherlands (0.5%)
Reed Elsevier N.V.	45,516	768
Norway (1.1%)
Telenor ASA	53,742	1,011
TGS Nopec Geophysical Co., ASA	(a)45,639	634
		1,645
Portugal (0.8%)
Banco Espirito Santo S.A. (Registered)	76,543	1,194
Singapore (1.5%)
DBS Group Holdings Ltd.	80,000	1,109
Keppel Corp. Ltd.	121,000	991
		2,100
Spain (0.6%)
Banco Santander S.A.	50,612	930
Sweden (1.0%)
Getinge AB, Class B	61,116	1,497
Switzerland (4.1%)
ABB Ltd. (Registered)	(a)53,499	1,522
EFG International	27,596	755
Nestle S.A. (Registered)	35,180	1,590
Roche Holding AG (Genusschein)	4,917	885
SGS S.A. (Registered)	825	1,181
		5,933

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

		Value
	Shares	(000)
Taiwan (0.6%)
Delta Electronics, Inc.	289,000	$805
United Kingdom (6.3%)
Capita Group plc (The)	71,391	978
G4S plc	210,718	850
HSBC Holdings plc	64,485	996
Prudential plc	89,512	950
Reckitt Benckiser Group plc	21,348	1,082
SABMiller plc	38,587	885
Smith & Nephew plc	100,033	1,104
Standard Chartered plc	32,305	920
Tesco plc	183,273	1,348
		9,113
Total Common Stocks (Cost $81,691)		76,779
Short-Term Investments (1.2%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(c)27,296	27
	Face
	Amount
	(000)
Short-Term Debt (0.1%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (d)3	3
Bancaja,
2.97%, 11/12/08	(d)2	2
Bank of New York Co., Inc.,
2.46%, 8/8/08	(d)2	2
BASF AG,
2.73%, 8/19/08	(d)2	2
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(d)7	7
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(d)3	3
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	31	31
First Tennessee Bank,
2.50%, 8/15/08	(d)9	9
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(d)2	2
HSBC Finance Corp.,
2.47%, 8/6/08	(d)2	2
IBM Corp.,
2.48%, 9/8/08	(d)7	7
Macquarie Bank Ltd.,
2.51%, 8/20/08	(d)4	4
Metropolitan Life Global Funding,
2.48%, 8/21/08	(d)5	5
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(d)7	7
Nationwide Building Society,
2.88%, 7/28/08	(d)4	4
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(d)2	2
2.50%, 8/14/08	(d)4	4
		96
		123
	Shares
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(c)1,641,587	1,642
Total Short-Term Investments (Cost $1,765)		1,765
Total Investments (54.2%) (Cost $83,456)
— Including $119 of Securities Loaned		78,544
Other Assets in Excess of Liabilities (45.8%)		66,505
Net Assets (100%)		$145,049

(a)	Non-income producing security.
(b)	All or a portion of security on loan at June 30, 2008.
(c)	See Note H within the Notes to Financial Statements regarding investments in Morgan Stanley Institutional Liquidity Money market Portfolio — Institutional Class.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2008.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

**	Includes 0.1% of securities held as collateral on loaned securities as of June 30, 2008.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

International Growth Equity Portfolio

Statement of Assets and Liabilities

June 30, 2008 (000)
Assets:
Investments in Securities of Unafilliated Issuers, at Value (Including $119 of Securities on Loan) (Cost $81,787)	$76,875
Investments in Security of Afilliated Issuer, at Value (Cost $1,669)	1,669
Total Investments in Securities, at Value (Cost $83,456)	78,544
Cash	1,066
Receivable for Portfolio Shares Sold	66,877
Dividends Receivable	64
Foreign Withholding Tax Reclaim Receivable	39
Receivable from Affiliate	1
Other Assets	1
Total Assets	146,592
Liabilities:
Foreign Currency Overdraft, at Value (Cost $1,058)	1,056
Payable for Portfolio Shares Redeemed	131
Investment Advisory Fees Payable	125
Collateral for Securities Loaned, at Value	123
Custodian Fees Payable	23
Payable for Investments Purchased	21
Administration Fees Payable	18
Distribution Fees — Class II Shares	16
Other Liabilities	30
Total Liabilities	1,543
NET ASSETS	$145,049
Net Assets Consist of:
Paid-in Capital	$150,001
Undistributed (Distributions in Excess of) Net Investment Income	1,241
Accumulated Net Realized Gain (Loss)	(1,284)
Unrealized Appreciation (Depreciation) on:
Investments	(4,912)
Foreign Currency Exchange Contracts and Translations	3
Net Assets	$145,049
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,433,048 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.80

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

International Growth Equity Portfolio

Statement of Operations

Six Months Ended June 30, 2008 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $135 Foreign Taxes Withheld)	$1,655
Dividends from Security of Affiliated Issuer	40
Interest from Securities of Unaffiliated Issuers	1
Total Investment Income	1,696
Expenses:
Investment Advisory Fees (Note B)	255
Distribution Fees – Class II Shares (Note D)	119
Administration Fees (Note C)	87
Custodian Fees (Note E)	30
Professional Fees	18
Shareholder Reporting Fees	9
Directors’ Fees and Expenses	1
Other	8
Total Expenses	527
Investment Advisory Fees Voluntarily Waived (Note B)	(34)
Distribution Fees – Class II Shares Waived (Note D)	(34)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(1)
Expense Offset (Note E)	(@—)
Net Expenses	458
Net Investment Income (Loss)	1,238
Realized Gain (Loss) on:
Investments Sold	(1,507)
Foreign Currency Transactions	(38)
Net Realized Gain (Loss)	(1,545)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,074)
Foreign Currency Exchange Contracts and Translations	(10)
Net Change in Unrealized Appreciation (Depreciation)	(7,084)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(8,629)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,391)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

International Growth Equity Portfolio

Statement of Changes in Net Assets

	Six Months Ended June30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,238	$76
Net Realized Gain (Loss)	(1,545)	1,527
Net Change in Unrealized Appreciation (Depreciation)	(7,084)	1,200
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,391)	2,803
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(76)
Net Realized Gain	—	(1,169)
Total Distributions	—	(1,245)
Capital Share Transactions:(1)
Class II:
Subscriptions	102,579	56,262
Distributions Reinvested	—	1,245
Redemptions	(7,558)	(11,639)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	95,021	45,868
Total Increase (Decrease) in Net Assets	87,630	47,426
Net Assets:
Beginning of Period	57,419	9,993
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,241 and $3, respectively)	$145,049	$57,419
(1) Capital Share Transactions:
Class II:
Shares Subscribed	9,366	4,657
Shares Issued on Distributions Reinvested	—	103
Shares Redeemed	(675)	(939)
Net increase (Decrease) in Class II Shares Outstanding	8,691	3,821

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

International Growth Equity Portfolio

			Class II
Selected Per Share Data and Ratios	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006
Net Asset Value, Beginning of Period	$12.11		$10.84	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.20		0.03	0.03
Net Realized and Unrealized Gain (Loss)	(1.51)		1.52	0.82
Total from Investment Operations	(1.31)		1.55	0.85
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	(0.01)
Net Realized Gain	—		(0.26)	—
Total Distributions	—		(0.28)	(0.01)
Net Asset Value, End of Period	$10.80		$12.11	$10.84
Total Return ±	(10.82	)%††	14.26%	8.55	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$145,049		$57,419	$9,993
Ratio of Expenses to Average Net Assets (1)	1.35	%**+	1.35%+	1.35	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.64	%**+	0.29%+	0.38	%**
Portfolio Turnover Rate	11	%††	52%	10	%††
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.55	%**+	1.84%+	3.95	%**
Net Investment Income (Loss) to Average Net Assets	3.44	%**+	(0.20)%+	(2.23	)%**
*	Commencement of Operations
**	Annualized
#	Per share amount is based on average shares outstanding.
††	Not Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the International Growth Equity Portfolio. The Portfolio seeks long-term capital appreciation, with a secondary objective of income. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A.  Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.         Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2.    Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2008, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.    Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.    Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $119,000 and related collateral outstanding at six months ended June 30, 2008 was approximately $123,000. For the six months ended June 30, 2008, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of less than $500.

5.    New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

6.    Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$74,804	$—
Level 2 - Other Significant Observable Inputs	3,740	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$78,544	$—

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

7.    Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B.  Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	Over $1
billion	billion
0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.35%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2008, this waiver amounted to approximately $34,000.

C.  Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D.  Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b- 1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $34,000.

E.   Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits, if any, are shown as “Expense Offset” on the Statement of Operations.

F.   Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.  Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$178	$1,067	$14	$—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, India capital gains, distribution reclass and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$8	$(8)	$—

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$3	$311

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$83,456	$3,149	$(8,061)	$(4,912)

During the year ended December 31, 2007, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $89,000.

H.  Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser, both directly, and as a portion of securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$2,791	$22,509	$23,631	$40	$1,669

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $37,535,000 and $7,410,000 respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

I.    Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 9 1.9%.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFIGESAN IU08-04343P-Y06/08

15

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

Mid Cap Growth Portfolio

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Expense Examples

Mid Cap Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008
Class I
Actual	$1,000.00	$904.00	$4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27
Class II
Actual	1,000.00	904.10	5.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.77

*

Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.05% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended December 31, 2007 and for the period May 5, 2003 to December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with that of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (97.3%)
Advertising Agencies (0.9%)
Monster Worldwide, Inc.	(a)114,663	$2,363
Air Transport (1.8%)
Expeditors International Washington, Inc.	110,726	4,761
Biotechnology Research & Production (3.2%)
Illumina, Inc.	(a)96,966	8,447
Building: Cement (3.1%)
Martin Marietta Materials, Inc.	59,035	6,115
Texas Industries, Inc.	36,427	2,045
		8,160
Casinos & Gambling (3.6%)
Penn National Gaming, Inc.	(a)32,149	1,034
Wynn Resorts Ltd.	106,035	8,626
		9,660
Computer Services Software & Systems (13.7%)
Akamai Technologies, Inc.	(a)79,851	2,778
Baidu.com ADR	(a)23,424	7,331
Equinix, Inc.	(a)35,877	3,201
IHS, Inc., Class A	(a)84,316	5,868
NHN Corp.	(a)17,504	3,054
Salesforce.com, Inc.	(a)69,249	4,725
Tencent Holdings Ltd.	856,600	6,624
Teradata Corp.	(a)115,283	2,668
		36,249
Computer Technology (1.1%)
Alibaba.com Ltd.	(a)2,086,000	2,943
Diversified Financial Services (2.5%)
Calamos Asset Management, Inc., Class A	127,244	2,167
Forest City Enterprises, Inc., Class A	91,989	2,964
GLG Partners, Inc.	192,426	1,501
		6,632
Drugs & Pharmaceuticals (1.3%)
Gen-Probe, Inc.	(a)70,431	3,344
Education Services (1.0%)
Strayer Education, Inc.	12,702	2,656
Electronics: Medical Systems (1.0%)
Intuitive Surgical, Inc.	(a)9,976	2,688
Energy — Miscellaneous (15.6%)
Continental Resources, Inc.	(a)63,204	4,381
Range Resources Corp.	47,231	3,096
Southwestern Energy Co.	(a)305,030	14,522
Ultra Petroleum Corp.	(a)195,985	19,246
		41,245
Engineering & Contracting Services (1.7%)
Aecom Technology Corp.	(a)67,338	2,191
Grupo Aeroportuario del Pacifico S.A. de
C.V. ADR	80,900	2,376
		4,567
Fertilizers & Agricultural Chemicals (1.4%)
Intrepid Potash, Inc.	(a)57,893	3,808
Financial — Miscellaneous (2.2%)
Redecard S.A.	312,171	5,768
Homebuilding (2.2%)
Gafisa S.A. ADR	110,504	3,798
NVR, Inc.	(a)3,929	1,965
		5,763
Hotel/Motel (1.8%)
Choice Hotels International, Inc.	70,765	1,875
Marriott International, Inc., Class A	108,309	2,842
		4,717
Insurance: Property & Casualty (1.0%)
Alleghany Corp.	(a)7,916	2,628
Medical & Dental Instruments & Supplies (3.8%)
Mindray Medical International Ltd. ADR	106,579	3,977
Techne Corp.	(a)77,434	5,993
		9,970
Pollution Control & Environmental Services (3.1%)
Covanta Holding Corp.	(a)133,222	3,556
Nalco Holding Co.	222,166	4,699
		8,255
Publishing — Miscellaneous (2.2%)
Morningstar, Inc.	(a)80,013	5,763
Radio & TV Broadcasters (2.8%)
Discovery Holding Co., Class A	(a)167,297	3,674
Grupo Televisa S.A. ADR	164,296	3,880
		7,554
Real Estate Investment Trusts (REIT) (1.7%)
Brookfield Asset Management, Inc., Class A	136,850	4,453
Restaurants (1.9%)
Starbucks Corp.	(a)315,341	4,963
Retail (5.7%)
Abercrombie & Fitch Co., Class A	91,505	5,735
Ctrip.com International Ltd. ADR	98,599	4,514
Priceline.com, Inc.	(a)42,941	4,958
		15,207
Securities Brokerage & Services (1.4%)
Intercontinental Exchange, Inc.	(a)31,715	3,616
Services: Commercial (5.1%)
Corporate Executive Board Co. (The)	90,157	3,791
Leucadia National Corp.	162,807	7,642
New Oriental Education & Technology Group ADR	(a)37,304	2,180
		13,613
Shipping (2.5%)
C.H. Robinson Worldwide, Inc.	119,773	6,568
Shoes (0.9%)
Lululemon Athletica, Inc.	(a)86,187	2,505
Textile Apparel Manufacturers (1.2%)
Coach, Inc.	(a)114,883	3,318
Textile Products (0.8%)
Mohawk Industries, Inc.	(a)31,804	2,039
Utilities: Gas Pipelines (1.9%)
Questar Corp.	69,486	4,936
Utilities: Telecommunications (1.5%)
NII Holdings, Inc.	(a)85,647	4,067

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Wholesalers (1.7%)
Li & Fung Ltd.	1,520,000	$4,581
Total Common Stocks (Cost $252,399)		257,807
Investment Company (1.6%)
Aeroplan Income Fund (Cost $4,230)	254,213	4,300
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $3,773)	(b)3,772,859	3,773
Total Investments (100.3%) (Cost $260,402)		265,880
Liabilities in Excess of Other Assets (-0.3%)		(897)
Net Assets (100%)		$264,983

(a)	Non-income producing security.
(b)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2008
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $256,629)	$262,107
Investment in Security of Affiliated Issuer, at Value (Cost $3,773)	3,773
Total Investments in Securities, at Value (Cost $260,402)	265,880
Receivable for Portfolio Shares Sold	648
Receivable for Investments Sold	292
Dividends Receivable	101
Receivable from Affiliate	2
Foreign Currency, at Value (Cost $@—)	@—
Other Assets	3
Total Assets	266,926
Liabilities:
Payable for Portfolio Shares Redeemed	1,144
Investment Advisory Fees Payable	522
Payable for Investments Purchased	122
Administration Fees Payable	58
Bank Overdraft	30
Distribution Fees — Class II Shares	15
Custodian Fees Payable	7
Other Liabilities	45
Total Liabilities	1,943
NET ASSETS	$264,983
Net Assets Consist of:
Paid-in Capital	$191,702
Undistributed (Distributions in Excess of) Net Investment Income	1,790
Accumulated Net Realized Gain (Loss)	66,013
Unrealized Appreciation (Depreciation) on:
Investments	5,478
Foreign Currency Exchange Contracts and Translations	(@—)
Net Assets	$264,983
CLASS I:
Net Assets	$89,342
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,775,938 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.19
CLASS II:
Net Assets	$175,641
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,399,431 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.11

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2008 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $25 Foreign Taxes Withheld)	$1,008
Dividends from Security of Affiliated Issuer	156
Interest from Securities of Unaffiliated Issuers	@—
Total Investment Income	1,164
Expenses:
Investment Advisory Fees (Note B)	1,018
Administration Fees (Note C)	341
Distribution Fees — Class II Shares (Note D)	292
Shareholder Reporting Fees	24
Custodian Fees (Note E)	15
Professional Fees	10
Directors’ Fees and Expenses	3
Other	12
Total Expenses	1,715
Distribution Fees — Class II Shares Waived (Note D)	(209)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(5)
Expense Offset (Note E)	(1)
Net Expenses	1,500
Net Investment Income (Loss)	(336)
Net Realized Gain (Loss) on:
Investments Sold	3,801
Foreign Currency Transactions	(27)
Net Realized Gain (Loss)	3,774
Change in Unrealized Appreciation (Depreciation) on:
Investments	(31,023)
Foreign Currency Exchange Contracts and Translations	@—
Net Change in Unrealized Appreciation (Depreciation)	(31,023)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(27,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,585)
@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(336)	$846
Net Realized Gain (Loss)	3,774	63,551
Net Change in Unrealized Appreciation (Depreciation)	(31,023)	781
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,585)	65,178
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(5,777)
Class II:
Net Realized Gain	—	(12,391)
Total Distributions	—	(18,168)
Capital Share Transactions:(1)
Class I:
Subscriptions	17,817	22,824
Distributions Reinvested	—	5,777
Redemptions	(39,959)	(45,652)
Class II:
Subscriptions	36,709	100,984
Distributions Reinvested	—	12,391
Redemptions	(12,130)	(155,637)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,437	(59,313)
Total Increase (Decrease) in Net Assets	(25,148)	(12,303)
Net Assets:
Beginning of Period	290,131	302,434
End of Period (including Undistributed (Distributions in Excess of) Net Investment Income of $1,790 and $2,126, respectively)	$264,983	$290,131
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,309	1,638
Shares Issued on Distributions Reinvested	—	427
Shares Redeemed	(2,914)	(3,336)
Net Increase (Decrease) in Class I Shares Outstanding	(1,605)	(1,271)
Class II:
Shares Subscribed	2,726	7,404
Shares Issued on Distributions Reinvested	—	921
Shares Redeemed	(914)	(11,389)
Net Increase (Decrease) in Class II Shares Outstanding	1,812	(3,064)

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.58		$12.48		$12.18	$10.36	$8.52	$6.01
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.01)		0.04		0.01	(0.06)	(0.05)	(0.06)
Net Realized and Unrealized Gain (Loss)	(1.38)		2.74		1.07	1.88	1.89	2.57
Total from Investment Operations	(1.39)		2.78		1.08	1.82	1.84	2.51
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.68)		(0.78)	—	—	—
Net Asset Value, End of Period	$13.19		$14.58		$12.48	$12.18	$10.36	$8.52
Total Return ±	(9.60	)%††	22.67%		9.28%	17.57%	21.60%	41.76%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$89,342		$122,169		$120,414	$111,677	$97,485	$73,933
Ratio of Expenses to Average Net Assets(1)	1.04	%**+	1.06	%+	1.05%	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		1.05	%+	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.20	)%**+	0.27	%+	0.07%	(0.54)%	(0.59)%	(0.76)%
Portfolio Turnover Rate	23	%††	78%		65%	103%	124%	176%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		1.09	%+	1.06%	1.09%	1.13%	1.33%
Net Investment Income (Loss) to Average Net Assets	N/A		0.23	%+	0.06%	(0.58)%	(0.67)%	(1.04)%

	Class II
	Six Months Ended June 30, 2008		Year Ended December 31,					Period from May 5, 2003* to December
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	31, 2003
Net Asset Value, Beginning of Period	$14.50		$12.42		$12.14	$10.35	$8.52	$6.60
Income (Loss) From Investment Operations
Net Investment Income (Loss)#	(0.02)		0.04		(0.00)‡	(0.07)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss)	(1.37)		2.72		1.06	1.86	1.89	1.96
Total from Investment Operations	(1.39)		2.76		1.06	1.79	1.83	1.92
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.68)		(0.78)	—	—	—
Net Asset Value, End of Period	$13.11		$14.50		$12.42	$12.14	$10.35	$8.52
Total Return ±	(9.59	)%††	22.61%		9.14%	17.29%	21.48%	29.09	%††
Ratios and Supplemental Data: Net Assets, End of Period (Thousands)	$175,641		$167,962		$182,020	$44,316	$22,543	$10,888
Ratio of Expenses to Average Net Assets(2)	1.14	%**+	1.16	%+	1.15%	1.15%	1.15%	1.15	%**
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		1.15	%+	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	(0.28	)%**+	0.27	%+	(0.04)%	(0.63)%	(0.69)%	(0.86	)%**
Portfolio Turnover Rate	23	%††	78%		65%	103%	124%	176%
(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.39	%**+	1.44	%+	1.40%	1.44%	1.48%	1.68	%**
Net Investment Income (Loss) to Average Net Assets	(0.53	)%**+	(0.01	)%+	(0.29)%	(0.92)%	(1.02)%	(1.39	)%**

#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
††	Not Annualized
‡	Amount is less than $0.005 per share.
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies including emerging market securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.              New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

3.              Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

10

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$262,107	$—
Level 2 - Other Significant Observable Inputs	3,773	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$265,880	$—

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500	Next $500	Over $1
million	million	billion
0.75%	0.70%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $209,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$5,101	$13,067	$1,746	$10,325

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$1,224	$(1,421)	$197

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed Ordinary	Undistributed Long-Term
Income	Capital Gain
(000)	(000)
$24,369	$40,544

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$260,402	$39,591	$(34,113)	$5,478

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2007, the Portfolio deferred to January 2, 2008, for U.S. Federal income tax purposes, post-October capital and currency losses of approximately $70,000 and $2,000, respectively.

For the six months ended June 30, 2008, the Portfolio realized gains from in-kind redemptions of approximately $3,018,000. The gains are not taxable income to the Portfolio.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

12

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value
December 31,	Purchases	Sales	Dividend	Market Value
2007	at Cost	Proceeds	Income	June 30, 2008
(000)	(000)	(000)	(000)	(000)
$10,125	$44,681	$51,033	$156	$3,773

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $70,087,000 and $61,675,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

During the six months ended June 30, 2008, the Portfolio incurred approximately $8,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

I. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 80.5% and 86.8%, for Class I and Class II shares, respectively.

13

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFMCGSAN
IU08-04347P-Y06/08

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

U.S. Mid Cap Value Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Examples

U.S. Mid Cap Value Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008
Class I
Actual	$1,000.00	$861.90	$4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.07
Class II
Actual	1,000.00	861.30	5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.57

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 1.01% and 1.11%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended December 31, 2007 and for the period May 5, 2003 to December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with that of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

	Shares	Value (000)
Common Stocks (93.0%)
Aerospace & Defense (1.8%)
Goodrich Corp.	130,700	$6,203
Automobiles (1.3%)
Harley-Davidson, Inc.	125,668	4,557
Capital Markets (5.1%)
Invesco Ltd.	385,475	9,244
Northern Trust Corp.	121,176	8,309
		17,553
Chemicals (4.8%)
International Flavors & Fragrances, Inc.	194,330	7,590
Valspar Corp.	477,730	9,034
		16,624
Commercial Services & Supplies (5.3%)
Avery Dennison Corp.	189,600	8,329
Pitney Bowes, Inc.	290,600	9,909
		18,238
Computers & Peripherals (3.1%)
Diebold, Inc.	306,960	10,922
Consumer Finance (1.6%)
Capital One Financial Corp.	142,105	5,401
Diversified Consumer Services (1.4%)
Apollo Group, Inc., Class A	(a)113,525	5,025
Diversified Financial Services (1.1%)
CIT Group, Inc.	545,983	3,718
Electric Utilities (3.9%)
American Electric Power Co., Inc.	175,930	7,078
DPL, Inc.	239,370	6,314
		13,392
Electronic Equipment & Instruments (2.7%)
Flextronics International Ltd.	(a)985,348	9,262
Food & Staples Retailing (1.8%)
Rite Aid Corp.	(a)3,849,110	6,120
Food Products (2.0%)
ConAgra Foods, Inc.	356,360	6,871
Health Care Equipment & Supplies (2.9%)
Beckman Coulter, Inc.	146,870	9,918
Health Care Providers & Services (5.0%)
Health Management Associates, Inc., Class A	(a)703,400	4,579
Healthsouth Corp.	(a)644,086	10,711
Owens & Minor, Inc.	42,841	1,958
		17,248
Household Durables (2.4%)
Newell Rubbermaid, Inc.	494,080	8,296
Independent Power Producers & Energy Traders (2.5%)
NRG Energy, Inc.	(a)202,300	8,679
Information Technology Services (3.1%)
Perot Systems Corp., Class A	(a)719,940	10,806
Insurance (8.9%)
ACE Ltd.	181,299	9,988
Aspen Insurance Holdings Ltd.	327,182	7,744
Marsh & McLennan Cos., Inc.	498,831	13,244
		30,976
Internet & Catalog Retail (0.6%)
Orbitz Worldwide, Inc.	(a)433,301	2,171
Machinery (5.1%)
Pentair, Inc.	351,720	12,317
Tata Motors Ltd. ADR	535,423	5,381
		17,698
Multiline Retail (2.0%)
Macy’s, Inc.	355,300	6,900
Multi-Utilities (2.9%)
Wisconsin Energy Corp.	222,840	10,077
Office Electronics (2.7%)
Zebra Technologies Corp.	(a)292,000	9,531
Oil, Gas & Consumable Fuels (7.7%)
El Paso Corp.	494,670	10,754
Hess Corp.	60,410	7,623
Newfield Exploration Co.	(a)130,000	8,483
		26,860
Paper & Forest Products (3.0%)
Domtar Corp.	(a)1,917,300	10,449
Personal Products (3.6%)
Estee Lauder Cos., Inc. (The)	269,500	12,518
Specialty Retail (2.7%)
O’Reilly Automotive, Inc.	(a)75,300	1,683
Office Depot, Inc.	(a)719,500	7,871
		9,554
Thrifts & Mortgage Finance (2.0%)
Hudson City Bancorp, Inc.	426,178	7,109
Total Common Stocks (Cost $361,713)		322,676
Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class (Cost $16,538)	(b)16,537,639	16,538
Total Investments (97.8%) (Cost $378,251)		339,214
Other Assets in Excess of Liabilities (2.2%)		7,740
Net Assets (100%)		$346,954

(a)	Non-income producing security.
(b)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

U.S. Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2008
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $361,713)	$322,676
Investment in Security of Affiliated Issuer, at Value (Cost $16,538)	16,538
Total Investments in Securities, at Value (Cost $378,251)	339,214
Receivable for Investments Sold	7,880
Receivable for Portfolio Shares Sold	1,737
Dividends Receivable	377
Receivable from Affiliate	3
Other Assets	5
Total Assets	349,216
Liabilities:
Payable for Investments Purchased	1,281
Investment Advisory Fees Payable	685
Payable for Portfolio Shares Redeemed	131
Administration Fees Payable	78
Distribution Fees — Class II Shares	10
Bank Overdraft	8
Custodian Fees Payable	5
Directors’ Fees and Expenses Payable	1
Other Liabilities	63
Total Liabilities	2,262
NET ASSETS	$346,954
Net Assets Consist of:
Paid-in Capital	$284,267
Undistributed (Distributions in Excess of) Net Investment Income	3,874
Accumulated Net Realized Gain (Loss)	97,850
Unrealized Appreciation (Depreciation) on:
Investments	(39,037)
Foreign Currency Exchange Contracts and Translations	(@—)
Net Assets	$346,954
CLASS I:
Net Assets	$229,295
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,921,851 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.47
CLASS II:
Net Assets	$117,659
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,175,364 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.40

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

U.S. Mid Cap Value Portfolio

Statement of Operations

Six Months Ended June 30, 2008 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$2,987
Dividends from Security of Affiliated Issuer	141
Interest from Securities of Unaffiliated Issuers	@—
Total Investment Income	3,128
Expenses:
Investment Advisory Fees (Note B)	1,384
Administration Fees (Note C)	483
Distribution Fees — Class II Shares (Note D)	217
Shareholder Reporting Fees	33
Professional Fees	12
Custodian Fees (Note E)	8
Directors’ Fees and Expenses	4
Other	14
Total Expenses	2,155
Distribution Fees — Class II Shares Waived (Note D)	(155)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(5)
Expense Offset (Note E)	(@—)
Net Expenses	1,995
Net Investment Income (Loss)	1,133
Net Realized Gain (Loss) on:
Investments Sold	(6,830)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(52,378)
Foreign Currency Exchange Contracts and Translations	(@—)
Net Change in Unrealized Appreciation (Depreciation)	(52,378)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(59,208)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(58,075)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

U.S. Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets Operations:
Net Investment Income (Loss)	$1,133	$2,881
Net Realized Gain (Loss)	(6,830)	104,693
Net Change in Unrealized Appreciation (Depreciation)	(52,378)	(69,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	(58,075)	38,185
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,239)
Net Realized Gain	—	(34,665)
Class II:
Net Investment Income	—	(737)
Net Realized Gain	—	(12,801)
Total Distributions	—	(50,442)
Capital Share Transactions:(1)
Class I:
Subscriptions	7,970	22,810
Distributions Reinvested	—	36,904
Redemptions	(41,947)	(131,035)
Class II:
Subscriptions	13,166	32,820
Distributions Reinvested	—	13,538
Redemptions	(11,621)	(15,242)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(32,432)	(40,205)
Total Increase (Decrease) in Net Assets	(90,507)	(52,462)
Net Assets:
Beginning of Period	437,461	489,923
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,874 and $2,741, respectively)	$346,954	$437,461
(1) Capital Share Transactions:
Class I:
Shares Subscribed	450	1,105
Shares Issued on Distributions Reinvested	—	1,839
Shares Redeemed	(2,359)	(6,417)
Net Increase (Decrease) in Class I Shares Outstanding	(1,909)	(3,473)
Class II:
Shares Subscribed	745	1,636
Shares Issued on Distributions Reinvested	—	677
Shares Redeemed	(655)	(760)
Net Increase (Decrease) in Class II Shares Outstanding	90	1,553

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class I
	Six Months Ended
	June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.11		$19.74	$18.75	$16.99	$14.83	$10.49
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.06		0.13	0.13	0.06	0.06	0.01
Net Realized and Unrealized Gain (Loss)	(2.70)		1.53	3.35	2.01	2.10	4.33
Total from Investment Operations	(2.64)		1.66	3.48	2.07	2.16	4.34
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	(0.06)	(0.06)	(0.00)†	—
Net Realized Gain	—		(2.15)	(2.43)	(0.25)	—	—
Total Distributions	—		(2.29)	(2.49)	(0.31)	(0.00)†	—
Net Asset Value, End of Period	$16.47		$19.11	$19.74	$18.75	$16.99	$14.83
Total Return ±	(13.81	)%††	7.84%	20.70%	12.31%	14.59%	41.37%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$229,295		$302,575	$381,064	$356,544	$343,551	$241,384
Ratio of Expenses to Average Net Assets(1)	1.01	%**+	1.01%+	1.01%	1.01%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.62	%**+	0.62%+	0.67%	0.32%	0.39%	0.04%
Portfolio Turnover Rate	24	%††	68%	65%	77%	80%	218%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	1.05%	1.12%
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	N/A	N/A	0.39%	(0.03)%

			Class II
	Six Months Ended June 30, 2008		Year Ended December 31,					Period from May 5, 2003* to December
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005		2004	31, 2003
Net Asset Value, Beginning of Period	$19.04		$19.68	$18.70	$16.96		$14.81	$11.18
Income (Loss) from Investment Operations
Net Investment Income (Loss) #	0.05		0.11	0.11	0.04		0.05	0.01
Net Realized and Unrealized Gain (Loss)	(2.69)		1.52	3.34	2.00		2.10	3.62
Total from Investment Operations	(2.64)		1.63	3.45	2.04		2.15	3.63
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)	(0.04)	(0.05)		(0.00)†	—
Net Realized Gain	—		(2.15)	(2.43)	(0.25)		—	—
Total Distributions	—		(2.27)	(2.47)	(0.3)		(0.00)†	—
Net Asset Value, End of Period	$16.40		$19.04	$19.68	$18.70		$16.96	$14.81
Total Return ±	(13.87	)%††	7.74%	20.62%	12.15%		14.53%	32.47	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$117,659		$134,886	$108,859	$71,450		$43,000	$19,288
Ratio of Expenses to Average Net Assets(2)	1.11	%**+	1.11%+	1.11%	1.11%		1.15%	1.15	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	0.53	%**+	0.54%+	0.59%	0.25%		0.32%	(0.06	)%**
Portfolio Turnover Rate	24	%††	68%	65%	77%		80%	218%
(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.36	%**+	1.36%+	1.36%	1.36%		1.40%	1.47	%**
Net Investment Income (Loss) to Average Net Assets	0.28	%**+	0.29%+	0.34%	0.00	%†††	0.07%	(0.38	)%**
#			Per share amount is based on average shares outstanding.
*			Commencement of Operations
**			Annualized
†			Amount is less than $0.005 per share.
††			Not Annualized
†††			Amount is less than 0.005%.
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the U.S. Mid Cap Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.    Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.    Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains (losses) in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities.

Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

3.    New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

impact on the financial statements has not yet been determined.

4. Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities (000)	Other Financial Instruments (000)
Level 1 - Quoted Prices	$322,676	$—
Level 2 - Other Significant Observable Inputs	16,538	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$339,214	$—

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

5.    Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	Over $1
billion	billion
0.72%	0.65%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $155,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$22,972	$27,470	$15,184	$40,800

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to return of capital adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(137)	$137	—

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$50,633	$56,968

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$378,251	$22,792	$(61,829)	$(39,037)

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value
December 31,	Purchases	Sales	Dividend	Market Value
2007	at Cost	Proceeds	Income	June 30, 2008
(000)	(000)	(000)	(000)	(000)
$4,569	$78,497	$66,528	$141	$16,538

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $90,540,000 and $138,690,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

During the six months ended June 30, 2008, the Portfolio incurred approximately $27,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

I. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.1% and 79.7%, for Class I and Class II shares, respectively.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFMCVSAN
IU08-04350P-Y06/08

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Value Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Example

Value Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note D in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2008	June 30, 2008	January 1, 2008 — June 30, 2008
Actual	$1,000.00	$833.00	$4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.42
* Expenses are equal to Portfolio’s annualized net expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed the performance goals and actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

Value Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Airlines (0.9%)
Southwest Airlines Co.	23,400	$305
Beverages (2.6%)
Coca-Cola Co. (The)	12,700	660
Dr Pepper Snapple Group, Inc.	(a)9,664	203
		863
Capital Markets (2.7%)
Bank of New York Mellon Corp. (The)	15,960	604
Merrill Lynch & Co., Inc.	8,400	266
		870
Chemicals (2.7%)
E.I. du Pont de Nemours & Co.	13,602	584
Rohm & Haas Co.	6,700	311
		895
Commercial Banks (5.1%)
Barclays plc ADR	2,064	39
PNC Financial Services Group, Inc.	6,400	365
U.S. Bancorp	8,400	234
Wachovia Corp.	34,613	538
Wells Fargo & Co.	20,400	485
		1,661
Communications Equipment (0.7%)
Alcatel-Lucent ADR	(a)22,150	134
Telefonaktiebolaget LM Ericsson ADR	9,600	100
		234
Computers & Peripherals (3.7%)
Dell, Inc.	(a)17,000	372
Hewlett-Packard Co.	5,800	256
International Business Machines Corp.	4,800	569
		1,197
Diversified Financial Services (6.2%)
Bank of America Corp.	34,600	826
Citigroup, Inc.	40,700	682
JPMorgan Chase & Co.	15,300	525
		2,033
Diversified Telecommunication Services (5.6%)
AT&T, Inc.	19,600	660
Verizon Communications, Inc.	33,100	1,172
		1,832
Food & Staples Retailing (5.4%)
CVS Caremark Corp.	9,500	376
Wal-Mart Stores, Inc.	24,500	1,377
		1,753
Food Products (7.7%)
Cadbury plc ADR	13,952	702
Kraft Foods, Inc.	29,857	849
Sara Lee Corp.	10,400	127
Unilever N.V. (NY Shares)	30,300	861
		2,539
Health Care Equipment & Supplies (0.9%)
Boston Scientific Corp.	(a)22,600	278
Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	10,600	547
UnitedHealth Group, Inc.	4,300	113
WellPoint, Inc.	(a)2,600	124
		784
Household Products (2.3%)
Kimberly-Clark Corp.	8,400	502
Procter & Gamble Co.	4,000	243
		745
Industrial Conglomerates (1.0%)
General Electric Co.	12,600	336
Information Technology Services (1.0%)
Computer Sciences Corp.	(a)3,400	159
Western Union Co. (The)	7,200	178
		337
Insurance (9.3%)
Aflac, Inc.	2,100	132
American International Group, Inc.	8,300	219
Berkshire Hathaway, Inc., Class B	(a100)	401
Chubb Corp.	20,380	999
Genworth Financial, Inc.	6,000	107
Hartford Financial Services Group, Inc.	3,000	194
MetLife, Inc.	6,300	332
Torchmark Corp.	5,800	340
Travelers Cos., Inc. (The)	7,320	318
		3,042
Internet & Catalog Retail (1.0%)
Liberty Media Corp. - Interactive, Class A	(a)22,200	328
Internet Software & Services (0.8%)
eBay, Inc.	(a)9,600	262
Media (11.7%)
Comcast Corp., Class A	61,500	1,167
Liberty Media Corp. - Entertainment, Class A	(a)15,480	375
News Corp., Class B	25,800	396
Time Warner, Inc.	64,900	961
Viacom, Inc., Class B	(a)31,150	951
		3,850
Metals & Mining (0.4%)
Alcoa, Inc.	3,600	128
Multiline Retail (1.2%)
J.C. Penney Co., Inc.	6,000	218
Macy's, Inc.	9,500	184
		402
Paper & Forest Products (4.0%)
International Paper Co.	56,475	1,316
Pharmaceuticals (12.7%)
Abbott Laboratories	9,500	503
Bristol-Myers Squibb Co.	48,200	990
Eli Lilly & Co.	8,900	411
GlaxoSmithKline plc ADR	4,900	217
Pfizer, Inc.	33,900	592
Roche Holding AG ADR	1,400	126
Schering-Plough Corp.	35,200	693

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

		Value
	Shares	(000)
Pharmaceuticals (cont’d)
Wyeth	13,500	$648
		4,180
Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	10,800	232
KLA-Tencor Corp.	3,500	142
		374
Software (0.5%)
Microsoft Corp.	6,200	171
Specialty Retail (1.1%)
Home Depot, Inc.	7,400	174
Lowe's Cos., Inc.	9,700	201
		375
Thrifts & Mortgage Finance (0.8%)
Fannie Mae	3,400	66
Freddie Mac	11,700	192
		258
Tobacco (2.1%)
Altria Group, Inc.	10,500	216
Philip Morris International, Inc.	9,800	484
		700
Total Common Stocks (Cost $37,924)		32,048
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity
Government Portfolio
— Institutional Class (Cost $817)	(b)817,214	817
Total Investments (100.1%) (Cost $38,741)		32,865
Liabilities in Excess of Other Assets (-0.1%)		(33)
Net Assets (100%)		$32,832

(a)	Non-income producing security.
(b)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Value Portfolio

Statement of Assets and Liabilities

June 30, 2008 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $37,924)	$32,048
Investment in Security of Affiliated Issuer, at Value (Cost $817)	817
Total Investments in Securities, at Value (Cost $38,741)	32,865
Receivable for Investments Sold	92
Dividends Receivable	50
Receivable for Portfolio Shares Sold	17
Receivable from Affiliate	@—
Other Assets	1
Total Assets	33,025
Liabilities:
Payable for Investments Purchased	98
Investment Advisory Fees Payable	40
Payable for Portfolio Shares Redeemed	9
Administration Fees Payable	8
Custodian Fees Payable	3
Directors’ Fees and Expenses Payable	1
Other Liabilities	34
Total Liabilities	193
NET ASSETS	$32,832
Net Assets Consist of:
Paid-in Capital	$31,107
Undistributed (Distributions in Excess of) Net Investment Income	1,512
Accumulated Net Realized Gain (Loss)	6,089
Unrealized Appreciation (Depreciation) on Investments	(5,876)
Net Assets	$32,832
CLASS I:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,993,746 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.97
@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Value Portfolio

Statement of Operations

Six Months Ended June 30, 2008 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$556
Dividends from Security of Affiliated Issuer	9
Total Investment Income	565
Expenses:
Investment Advisory Fees (Note B)	107
Administration Fees (Note C)	51
Shareholder Reporting Fees	14
Professional Fees	9
Custodian Fees (Note D)	4
Directors’ Fees and Expenses	1
Other	4
Expenses Before Bank Overdraft Expense	190
Bank Overdraft Expense	6
Total Expenses	196
Investment Advisory Fees Voluntarily Waived (Note B)	(25)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(@—)
Expense Offset (Note D)	(@—)
Net Expenses	171
Net Investment Income (Loss)	394
Net Realized Gain (Loss) on:
Investments Sold	584
Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,089)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(7,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,111)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$394	$1,121
Net Realized Gain (Loss)	584	5,655
Net Change in Unrealized Appreciation (Depreciation)	(8,089)	(8,033)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,111)	(1,257)
Distributions from and/or in Excess of:
Net Investment Income	—	(1,277)
Net Realized Gain	—	(4,848)
Total Distributions	—	(6,125)
Capital Share Transactions:(1)
Subscriptions	725	4,783
Distributions Reinvested	—	6,125
Redemptions	(7,645)	(26,754)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,920)	(15,846)
Total Increase (Decrease) in Net Assets	(14,031)	(23,228)
Net Assets:
Beginning of Period	46,863	70,091
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $1,512 and $1,118, respectively)	$32,832	$46,863
(1) Capital Share Transactions:
Shares Subscribed	59	327
Shares Issued on Distributions Reinvested	—	420
Shares Redeemed	(623)	(1,903)
Net Increase (Decrease) in Capital Shares Outstanding	(564)	(1,156)

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Value Portfolio

	Six Months Ended
	June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$13.17		$14.87	$14.49	$14.88	$13.18	$9.83
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.12		0.25	0.26	0.25	0.21	0.15
Net Realized and Unrealized Gain (Loss)	(2.32)		(0.57)	1.96	0.38	2.06	3.20
Total from Investment Operations	(2.20)		(0.32)	2.22	0.63	2.27	3.35
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)	(0.27)	(0.20)	(0.14)	—
Net Realized Gain	—		(1.09)	(1.57)	(0.82)	(0.43)	—
Total Distributions	—		(1.38)	(1.84)	(1.02)	(0.57)	—
Net Asset Value, End of Period	$10.97		$13.17	$14.87	$14.49	$14.88	$13.18
Total Return ±	(16.70	)%*	(3.07)%	16.89%	4.56%	17.83%	34.08%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,832		$46,863	$70,091	$75,105	$67,811	$52,670
Ratio of Expenses to Average Net Assets(1)	0.88	%**+	0.85%+	0.85%	0.85%	0.85%	0.85%
Ratio of Expenses Excluding Bank Overdraft Expense to Average Net Assets	0.85	%**+	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.02	%**+	1.69%+	1.83%	1.72%	1.52%	1.37%
Portfolio Turnover Rate	5	%*	17%	23%	32%	40%	135%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.01	%**+	0.91%+	0.93%	0.92%	0.95%	0.99%
Net Investment Income (Loss) to Average Net Assets	1.89	%**+	1.63%+	1.75%	1.65%	1.42%	1.23%

#                 Per share amount is based on average shares outstanding.

*                 Not Annualized

* *       Annualized

+                 Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±                 Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.    New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

3.    Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$31,922	$—
Level 2 - Other Significant Observable Inputs	943	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$32,865	$—

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500	Next $500	Over $1
million	million	billion
0.55%	0.50%	0.45%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2008, this waiver amounted to approximately $25,000.

C.    Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D.    Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.     Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F.     Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$1,476	$4,649	$2,146	$6,007

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital. There was no reclassifications for the current fiscal period.

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$1,427	$5,344

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
$38,741	$2,136	$(8,01 2)	$(5,876)

G. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Government Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Government Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value
December 31,	Purchases	Sales	Dividend	Market Value
2007	at Cost	Proceeds	Income	June 30, 2008
(000)	(000)	(000)	(000)	(000)
$1,199	$5,962	$6,344	$9	$817

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,981,000 and $8,215,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

During the six months ended June 30, 2008, the Portfolio incurred less than $500 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

H. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 86.5%.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFVALSAN
IU08-04351P-Y06/08

13

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

Core Plus Fixed Income Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Examples

Core Plus Fixed Income Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008
Class I
Actual	$1,000.00	$939.60	$3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27
Class II
Actual	1,000.00	938.20	4.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.65% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended December 31, 2007 and for the period May 1, 2003 to December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (106.1%)
Agency Adjustable Rate Mortgages (2.2%)
Federal Home Loan Mortgage Corp.,
5.59%, 11/1/36	$1,493	$1,521
5.61%, 3/1/37	1,613	1,635
5.69%, 1/1/37	2,554	2,605
5.85%, 4/1/37	1,887	1,916
5.96%, 1/1/37	1,241	1,266
Federal National Mortgage Association,
5.97%, 4/1/37	1,829	1,881
5.98%, 7/1/36	1,541	1,567
6.00%, 8/1/36	1,170	1,191
Government National Mortgage Association,
5.13%, 12/20/25 - 11/20/27	32	32
5.38%, 1/20/25 - 2/20/28	518	526
5.63%, 7/20/25 - 9/20/27	79	80
		14,220
Agency Fixed Rate Mortgages (26.8%)
Federal Home Loan Bank Discount Notes,
Zero Coupon, 7/11/08	10,000	9,994
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.50%, 1/1/10 - 5/1/19	1	1
11.50%, 10/1/15 - 5/1/19	10	11
Gold Pools:
5.50%, 9/1/37 - 10/1/37	27,262	26,887
6.00%, 8/1/37 - 9/1/37	4,298	4,347
6.50%, 9/1/32	261	271
7.00%, 3/1/32	10	10
7.50%, 6/1/20 - 11/1/32	1,894	2,046
8.00%, 8/1/30 - 1/1/31	53	57
8.50%, 1/1/29 - 8/1/30	79	88
9.50%, 12/1/22	7	7
10.00%, 6/1/17	6	7
July TBA
5.00%, 7/15/38	(a)23,550	22,568
5.50%, 7/15/38	(a)20,800	20,491
6.00%, 7/15/38	(a)125	126
6.50%, 7/15/38	(a)4,350	4,484
Federal National Mortgage Association,
Conventional Pools:
5.00%, 2/1/37 - 10/1/37	7,304	7,009
5.50%, 5/1/37 - 6/1/37	938	925
6.50%, 9/1/28 - 10/1/33	3,402	3,532
7.00%, 10/1/27 - 1/1/35	6,335	6,715
7.50%, 6/1/25 - 9/1/35	1,995	2,150
8.00%, 10/1/29 - 9/1/32	1,600	1,735
8.50%, 4/1/30 - 5/1/32	612	673
9.50%, 11/1/21 - 4/1/30	123	137
10.00%, 9/1/10 - 5/1/22	31	34
10.50%, 1/1/16 - 5/1/22	332	375
11.00%, 6/1/19 - 11/1/20	165	192
11.50%, 11/1/19	2	3
13.00%, 10/1/15	@—	1
July TBA
4.50%, 7/25/23	(a)11,250	10,874
5.00%, 7/25/23 - 7/25/38	(a)18,575	18,138
5.50%, 7/25/37	(a)17,225	16,980
6.50%, 7/25/36	(a)6,550	6,743
7.00%, 7/25/38	(a)2,875	3,014
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17 - 1/15/25	92	101
9.50%, 10/15/16 - 11/15/21	292	322
10.00%, 11/15/09 - 6/15/22	470	526
10.50%, 1/15/18 - 8/15/20	51	58
11.00%, 12/15/09 - 1/15/16	6	6
11.50%, 2/15/13 - 8/15/13	4	4
12.00%, 12/15/12 - 12/15/13	11	13
		171,655
Asset Backed Corporate (8.5%)
American Express Credit Account Master Trust,
2.47%, 10/15/12	(b)2,025	2,006
Argent Securities, Inc.,
2.53%, 10/25/36	(b)1,066	1,036
Bear Stearns Asset Backed Securities Trust,
2.58%, 1/25/37	(b)1,426	1,316
2.70%, 3/25/35	(b)35	35
Capital Auto Receivables Asset Trust,
2.48%, 4/15/11	(b)2,500	2,486
2.53%, 7/15/10 - 5/15/11	(b)6,268	6,247
Carrington Mortgage Loan Trust,
2.60%, 2/25/37	(b)1,557	1,507
Citibank Credit Card Issuance Trust,
2.79%, 3/22/12	(b)2,475	2,453
5.65%, 9/20/19	2,310	2,297
Citigroup Mortgage Loan Trust, Inc.,
2.55%, 1/25/37	(b)1,492	1,144
Countrywide Asset-Backed Certificates,
2.63%, 5/25/36	(b)206	203
First Franklin Mortgage Loan Asset Backed Certificates,
2.53%, 7/25/36 - 3/25/37	(b)2,321	2,245
2.55%, 2/25/36	(b)50	49
Ford Credit Auto Owner Trust,
2.48%, 4/15/10	(b)3,476	3,473
Fremont Home Loan Owner Trust,
2.53%, 10/25/36	(b)1,494	1,404
GSAMP Trust,
2.55%, 1/25/37	(b)885	855
2.60%, 3/25/47	(b)1,589	1,513
Indymac Residential Asset Backed Trust,
2.61%, 4/25/47	(b)1,151	1,136
MBNA Master Credit Card Trust,
5.90%, 8/15/11	400	408
7.00%, 2/15/12	1,350	1,405
7.80%, 10/15/12	1,400	1,495

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset Backed Corporate (cont’d)
Nationstar Home Equity Loan Trust,
2.55%, 9/25/36	$ (b)249	$247
Newcastle Mortgage Securities Trust,
2.61%, 4/25/37	(b)1,644	1,441
Residential Asset Mortgage Products, Inc,
2.55%, 8/25/36	(b)750	739
2.57%, 10/25/36	(b)1,055	1,020
Securitized Asset Backed Receivables LLC Trust,
2.59%, 2/25/37	(b)1,738	1,636
2.61%, 5/25/37	(b)1,926	1,788
SLM Student Loan Trust,
2.91%, 10/27/14	(b)1,701	1,696
Soundview Home Equity Loan Trust,
2.56%, 1/25/37 - 6/25/37	(b)1,568	1,522
2.59%, 2/25/37	(b)2,752	2,506
Specialty Underwriting & Residential Finance,
2.60%, 3/25/37	(b)1,553	1,487
Structured Asset Securities Corp.,
2.57%, 2/25/37 - 6/25/37	(b)3,471	3,258
Terwin Mortgage Trust,
2.59%, 4/25/37	(b)(c)385	381
TXU Electric Delivery Transition Bond Co., LLC,
4.81%, 11/17/14	375	373
Washington Mutual Asset-Backed Certificates,
2.59%, 4/25/37	(b)1,600	1,499
		54,306
Collateralized Mortgage Obligations — Agency
Collateral Series (2.3%)
Federal Home Loan Mortgage Corp.,
Inv FI IO REMIC
5.48%, 3/15/32	250	25
5.53%, 3/15/32	190	19
6.08%, 10/15/29	7	@—
IO
5.00%, 9/15/14 - 6/15/17	1,598	117
6.00%, 5/1/31	482	109
6.50%, 4/1/28	438	116
7.50%, 12/1/29	28	4
8.00%, 1/1/28 - 6/1/31	51	6
Federal National Mortgage Association,
7.00%, 9/25/32	295	312
Inv FI IO
5.07%, 2/17/31	171	13
5.72%, 10/25/28	67	3
6.12%, 3/18/30	@—	@—
IO
1.37%, 3/25/36	6,574	177
5.00%, 2/25/15	126	@—
6.00%, 8/25/32 - 7/25/33	1,071	214
6.50%, 2/25/33 - 6/25/33	1,478	318
7.00%, 4/25/33	409	82
7.50%, 11/1/29	103	14
8.00%, 4/1/24 - 12/1/31	421	45
9.00%, 11/1/26	8	2
Government National Mortgage Association,
Inv FI IO
5.11%, 9/16/31	49	5
5.50%, 9/16/27	74	9
5.53%, 4/16/29	368	31
5.73%, 8/16/31	52	6
5.93%, 6/16/27	309	5
6.02%, 9/20/30	94	11
6.08%, 12/16/29	113	15
6.13%, 8/16/29	107	13
PAC
6.00%, 6/20/38	12,750	13,089
		14,760
Collateralized Mortgage Obligation — Non Agency
Collateral Series (10.2%)
Banc of America Commercial Mortgage, Inc.,
5.41%, 9/10/47	2,500	2,379
5.49%, 2/10/51	2,600	2,420
5.84%, 6/10/49	(b)2,725	2,582
5.87%, 4/10/49	(b)2,725	2,596
5.94%, 2/10/51	(b)3,075	2,934
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(b)2,425	2,291
5.90%, 6/11/40	(b)3,175	3,027
Bear Stearns Structured Products, Inc.,
IO
0.54%, 1/27/37	(i)49,610	248
0.56%, 5/27/36	(c)(i)18,854	29
0.86%, 6/26/36	(c)(i)35,633	125
0.89%, 1/27/37	(c)(i)39,001	176
1.37%, 3/27/36	(c)(i)12,419	2
2.97%, 4/25/37	(c)(i)46,337	579
Citigroup Commercial Mortgage Trust,
5.89%, 12/10/49	(b)2,050	1,952
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(b)2,450	2,344
Commercial Mortgage Pass Through Certificates,
6.01%, 12/10/49	(b)2,150	2,062
Countrywide Alternative Loan Trust,
2.20%, 5/25/47	(c)(i)11,352	198
2.72%, 2/25/47	(c)(i)24,899	286
IO
2.18%, 3/20/46	7,997	262
2.40%, 12/20/46	16,906	651
2.56%, 2/25/37	7,696	269
2.86%, 3/20/47	16,682	717
3.48%, 12/20/35	(b)(c)8,201	207
3.61%, 12/20/35	(b)(c)9,521	268
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.84%, 2/25/35	5,307	106
Credit Suisse Mortgage Capital Certificates,
5.91%, 6/15/39	(b)2,225	2,120
Greenpoint Mortgage Funding Trust,
IO

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligation — Non Agency
Collateral Series (cont’d)
1.30%, 8/25/45 - 10/25/45	$10,085	$350
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	2,275	2,124
5.74%, 12/10/49	2,550	2,416
Harborview Mortgage Loan Trust,
IO
3.06%, 6/19/35	(b)5,675	125
3.09%, 3/19/37	(b)7,477	240
3.30%, 5/19/35	(b)6,483	133
3.75%, 7/19/47	(b)8,055	248
PO
3/19/37 - 7/19/47	10	1
Indymac Index Mortgage Loan Trust,
IO
3.33%, 7/25/35	(b)4,508	98
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	2,300	2,144
5.79%, 2/12/51	(b)2,500	2,377
5.94%, 2/12/49	(b)2,175	2,073
6.01%, 6/15/49	(b)2,975	2,852
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(b)2,475	2,396
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	2,375	2,213
5.86%, 7/15/40	(b)2,275	2,177
5.87%, 9/15/45	(b)3,050	2,916
Residential Accredit Loans, Inc.,
3.42%, 5/25/47	(c)(i)35,724	670
3.44%, 3/25/47	(c)(i)20,025	363
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	1,500	1,388
5.68%, 5/15/46	2,700	2,550
5.93%, 6/15/49	(b)2,450	2,330
6.10%, 2/15/51	(b)2,150	2,079
Washington Mutual, Inc.,
IO
0.67%, 1/25/45	19,494	256
		65,349
Finance (6.2%)
ACE INA Holding, Inc.,
5.60%, 5/15/15	400	386
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(c)2,385	2,424
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	380	374
Bank of America Corp.,
5.65%, 5/1/18	160	150
5.75%, 12/1/17	1,515	1,425
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	480	468
Bear Stearns Cos, Inc. (The),
5.55%, 1/22/17	995	921
7.25%, 2/1/18	670	700
Berkshire Hathaway Finance Corp.,
5.40%, 5/15/18	(c)1,080	1,081
Capmark Financial Group, Inc.,
5.88%, 5/10/12	650	459
6.30%, 5/10/17	270	175
Catlin Insurance Co., Ltd.,
7.25%	(b)(c)(d)785	574
Chubb Corp.,
5.75%, 5/15/18	130	126
Citigroup, Inc.,
5.88%, 5/29/37	660	563
8.40%	(b)(d)1,045	994
Credit Suisse/New York,
6.00%, 2/15/18	1,705	1,645
Farmers Exchange Capital,
7.05%, 7/15/28	(c)855	784
Farmers Insurance Exchange,
8.63%, 5/1/24	(c)250	262
General Electric Capital Corp.,
4.25%, 12/1/10	280	283
5.63%, 5/1/18	2,885	2,795
5.88%, 2/15/12	105	109
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	1,545	1,501
6.75%, 10/1/37	1,080	991
HBOS plc,
6.75%, 5/21/18	(c)790	757
HSBC Finance Corp.,
4.13%, 12/15/08	185	185
5.88%, 2/1/09	580	584
6.38%, 10/15/11	830	850
6.75%, 5/15/11	585	608
8.00%, 7/15/10	195	204
JPMorgan Chase & Co.,
4.75%, 5/1/13	1,945	1,892
6.00%, 2/15/09	80	81
7.00%, 11/15/09	465	475
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	775	685
6.50%, 7/19/17	920	853
6.88%, 7/17/37	1,410	1,217
Mantis Reef Ltd.,
4.69%, 11/14/08	(c)630	628
Nationwide Building Society,
4.25%, 2/1/10	(c)930	914
NYSE Euronext,
4.80%, 6/28/13	660	652
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	385	362
Prologis,
6.63%, 5/15/18	160	158

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
Prudential Financial, Inc.,
6.63%, 12/1/37	$430	$407
SLM Corp.,
4.00%, 1/15/10	610	568
Travelers Cos, Inc. (The),
5.80%, 5/15/18	410	400
Two-Rock Pass Through Trust,
3.66%	(b)(c)(d)475	48
Unicredit Luxembourg Finance S.A.,
2.97%, 10/24/08	(b)(c)1,560	1,559
Wachovia Capital Trust III,
5.80%, 3/15/42	(b)2,155	1,466
Wachovia Corp.,
5.50%, 5/1/13	510	489
Washington Mutual Bank/Henderson N.V.,
5.50%, 1/15/13	75	60
Washington Mutual, Inc.,
8.25%, 4/1/10	705	624
Wells Fargo & Co.,
5.63%, 12/11/17	1,220	1,182
World Financial Properties,
6.91%, 9/1/13	(c)978	978
6.95%, 9/1/13	(c)406	404
Xlliac Global Funding,
4.80%, 8/10/10	(c)825	819
		39,299
Industrials (10.0%)
Amgen, Inc.,
5.85%, 6/1/17	785	775
ArcelorMittal,
6.13%, 6/1/18	(c)615	602
Archer Daniels Midland Co.,
5.45%, 3/15/18	585	572
ArvinMeritor, Inc.,
8.75%, 3/1/12	565	500
Astrazeneca plc,
5.90%, 9/15/17	520	534
AT&T Corp.,
8.00%, 11/15/31	1,485	1,710
AT&T, Inc.,
5.60%, 5/15/18	275	269
6.15%, 9/15/34	415	389
6.30%, 1/15/38	170	161
Baxter International, Inc.,
4.63%, 3/15/15	620	591
5.38%, 6/1/18	245	242
Biogen Idec, Inc.,
6.88%, 3/1/18	735	754
Bristol Myers Squibb Co.,
5.45%, 5/1/18	855	845
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	455	407
7.13%, 6/15/12	640	647
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	975	984
Canadian National Railway Co.,
5.55%, 5/15/18	255	252
Comcast Cable Communications LLC,
6.75%, 1/30/11	350	363
Comcast Corp.,
5.70%, 5/15/18	1,125	1,069
6.50%, 1/15/15	200	204
ConAgra Foods, Inc.,
7.00%, 10/1/28	190	196
8.25%, 9/15/30	470	546
ConocoPhillips,
5.20%, 5/15/18	820	810
Consumers Energy Co.,
4.00%, 5/15/10	610	606
4.80%, 2/17/09	1,095	1,098
Cooper Industries, Inc.,
5.25%, 11/15/12	445	447
Covidien International Finance S.A.,
6.00%, 10/15/17	640	649
Cox Communications, Inc.,
6.25%, 6/1/18	(c)660	645
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	425	425
CVS Pass-Through Trust,
6.04%, 12/10/28	(c)942	877
Daimler Finance North America LLC,
8.50%, 1/18/31	575	667
Delhaize America, Inc.,
9.00%, 4/15/31	878	1,036
Dell, Inc.,
5.65%, 4/15/18	(c)655	633
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	450	518
Dr Pepper Snapple Group, Inc.,
6.82%, 5/1/18	(c)430	433
Echostar DBS Corp.,
6.38%, 10/1/11	765	740
6.63%, 10/1/14	90	84
FBG Finance, Ltd.,
5.13%, 6/15/15	(c)890	841
Fiserv, Inc.,
6.80%, 11/20/17	845	856
France Telecom S.A.,
8.50%, 3/1/31	1,050	1,274
Gaz Capital S.A.,
6.51%, 3/7/22	(c)165	149
General Electric Co.,
5.25%, 12/6/17	2,940	2,832
GlaxoSmithKline Capital, Inc.,
5.65%, 5/15/18	775	774
Grupo Televisa S.A.,
6.00%, 5/15/18	(c)535	523

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
GTL Trade Finance, Inc.,
7.25%, 10/20/17	$ (c)330	$332
Harley-Davidson Funding Corp.,
6.80%, 6/15/18	(c)465	460
Hewlett-Packard Co.,
5.50%, 3/1/18	285	280
Home Depot, Inc.,
2.90%, 12/16/09	(b)1,130	1,101
5.40%, 3/1/16	700	644
Honeywell International, Inc.,
5.30%, 3/1/18	600	592
Hospira, Inc.,
3.28%, 3/30/10	(b)905	878
Husky Oil Co.,
8.90%, 8/15/28	(b)765	769
ICI Wilmington, Inc.,
4.38%, 12/1/08	230	230
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	405	352
KLA-Tencor Corp.,
6.90%, 5/1/18	590	579
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	905	888
Kraft Foods, Inc.,
6.13%, 8/23/18	750	728
Kroger Co. (The),
5.00%, 4/15/13	195	192
6.40%, 8/15/17	225	230
LG Electronics, Inc.,
5.00%, 6/17/10	(c)360	354
Marathon Oil Co.,
5.90%, 3/15/18	425	421
6.00%, 10/1/17	500	498
Macy’s Retail Holdings, Inc.,
5.95%, 11/1/08	260	260
6.63%, 9/1/08	435	436
Medco Health Solutions, Inc.,
7.13%, 3/15/18	555	577
MGM Mirage,
6.00%, 10/1/09	540	534
Miller Brewing Co.,
4.25%, 8/15/08	(c)1,285	1,287
Monsanto Co.,
5.13%, 4/15/18	225	221
Nine Dragons Paper Holdings Ltd.,
7.88%, 4/29/13	(c)875	860
Oracle Corp.,
5.75%, 4/15/18	830	831
Parker Hannifin Corp.,
5.50%, 5/15/18	460	462
Pearson Dollar Finance Two plc,
6.25%, 5/6/18	(c)290	287
Petro-Canada,
6.05%, 5/15/18	665	657
Philip Morris International, Inc.,
5.65%, 5/16/18	770	750
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	380	314
Questar Market Resources, Inc.,
6.80%, 4/1/18	845	827
Reynolds American, Inc.,
6.50%, 7/15/10	655	668
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18	935	940
Sprint Capital Corp.,
8.75%, 3/15/32	620	592
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	465	439
Systems 2001 AT LLC,
6.66%, 9/15/13	(c)514	521
Telecom Italia Capital S.A.,
4.00%, 1/15/10	875	864
4.88%, 10/1/10	120	119
Telefonica Europe B.V.,
8.25%, 9/15/30	1,120	1,289
Time Warner Cable, Inc.,
6.75%, 7/1/18	645	650
Time Warner, Inc.,
2.92%, 11/13/09(b)	1,550	1,507
Union Pacific Corp.,
5.45%, 1/31/13	945	948
UnitedHealth Group, Inc.,
6.00%, 2/15/18	790	766
Verizon Communications, Inc.,
5.50%, 2/15/18	1,215	1,158
Verizon New England, Inc.,
6.50%, 9/15/11	120	123
Viacom, Inc.,
6.88%, 4/30/36	1,020	961
Vivendi,
6.63%, 4/4/18	1,235	1,228
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	845	841
Weatherford International Ltd.,
6.00%, 3/15/18	395	391
WellPoint, Inc.,
4.25%, 12/15/09	165	163
Wyeth,
5.45%, 4/1/17	375	370
5.50%, 2/15/16	150	151
Xerox Corp.,
6.35%, 5/15/18	610	603
XTO Energy, Inc.,
5.50%, 6/15/18	710	679
Yum! Brands, Inc.,
8.88%, 4/15/11	620	671
		64,002

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (31.0%)
Alliance Bancorp Trust,
2.72%, 7/25/37	$ (b)3,387	$2,406
American Home Mortgage Assets,
2.61%, 3/25/47	(b)2,983	2,095
2.67%, 10/25/46 - 6/25/47	(b)6,604	4,675
2.71%, 9/25/46	(b)2,065	1,116
2.78%, 6/25/47	(b)1,600	620
4.26%, 11/25/46	(b)4,187	2,617
American Home Mortgage Investment Trust,
2.67%, 3/25/46 - 5/25/47	(b)6,448	4,109
2.78%, 9/25/45	(b)3,001	2,235
Banc of America Funding Corp.,
2.83%, 9/20/35	(b)473	293
Bear Stearns Mortgage Funding Trust,
2.62%, 3/25/37	(b)3,968	2,842
2.64%, 12/25/46	(b)3,070	2,231
2.65%, 3/25/37	(b)899	536
2.66%, 10/25/36	(b)2,467	1,730
2.68%, 9/25/46	(b)1,985	1,426
2.69%, 12/25/46	(b)1,070	598
2.73%, 7/25/36	(b)1,128	732
Bear Stearns Structured Products, Inc.,
6.50%, 3/27/36	(c)(i)43	23
Bella Vista Mortgage Trust,
2.73%, 5/20/45	(b)1,754	1,363
Citigroup Mortgage Loan Trust, Inc.,
2.56%, 1/25/37	(b)976	881
Countrywide Alternative Loan Trust,
2.62%, 4/25/47	(b)4,170	2,937
2.67%, 10/25/46	(b)1,852	1,314
2.71%, 6/25/47	(b)3,438	1,942
2.74%, 11/20/35	(b)337	304
2.75%, 5/20/46 - 7/25/46	(b)3,425	1,853
2.76%, 3/20/47	(b)1,296	506
2.77%, 6/25/47	(b)3,132	2,373
2.78%, 12/20/46 - 5/25/47	(b)2,773	986
2.98%, 6/25/47	(b)2,010	844
4.99%, 2/25/36	(b)3,902	2,614
Countrywide Home Loan Mortgage Pass Through Trust,
2.78%, 4/25/46	(b)1,047	577
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
2.63%, 2/25/47	(b)3,838	2,688
4.12%, 2/25/47	(b)1,375	619
Deutsche ALT-A Securities NIM Trust,
6.75%, 2/25/47	(c)246	242
Downey Savings & Loan Association Mortage Loan Trust,
2.62%, 4/19/48	(b)3,471	2,381
2.68%, 11/19/37	(b)2,197	1,540
4.23%, 4/19/47	(b)1,516	1,090
Federal Home Loan Mortgage Corp.,
2.81%, 5/15/37	(b)31,798	30,933
6.00%, 10/15/37	19,043	19,665
Federal National Mortgage Association,
2.54%, 12/25/36	(b)1,235	1,192
2.82%, 6/25/37	(b)33,390	32,482
Greenpoint Mortgage Funding Trust,
2.65%, 4/25/47	(b)3,042	2,138
2.68%, 3/25/47	(b)2,612	1,835
2.80%, 3/25/36	(b)1,302	723
GSR Mortgage Loan Trust,
2.67%, 8/25/46	(b)1,623	1,173
Harborview Mortgage Loan Trust,
2.61%, 4/19/38	(b)3,810	2,670
2.63%, 1/25/47	(b)1,792	1,259
2.66%, 11/19/36	(b)2,088	1,474
2.67%, 1/19/38	(b)2,786	1,995
2.68%, 9/19/46 - 1/25/47	(b)4,733	2,866
2.69%, 11/19/36	(b)1,939	1,370
2.71%, 7/19/46	(b)1,306	748
2.73%, 8/21/36 - 9/19/46	(b)2,976	1,665
2.77%, 7/19/45	(b)319	235
2.86%, 11/19/35	(b)649	411
Indymac Index Mortgage Loan Trust,
2.60%, 7/25/46	(b)1,669	1,593
2.69%, 11/25/36	(b)1,619	1,136
2.73%, 6/25/47	(b)1,542	857
2.76%, 7/25/35	(b)345	247
Luminent Mortgage Trust,
2.68%, 10/25/46	(b)1,197	861
2.71%, 5/25/46	(b)2,522	1,477
2.72%, 4/25/36	(b)924	639
2.73%, 5/25/36	(b)790	437
Mastr Adjustable Rate Mortgages Trust,
4.23%, 4/25/46	(b)1,362	477
Residential Accredit Loans, Inc.,
2.64%, 1/25/37 - 3/25/47	(b)11,294	8,191
2.67%, 12/25/36	(b)1,939	1,403
2.68%, 5/25/47	(b)4,632	3,186
2.71%, 5/25/46	(b)1,146	613
2.74%, 5/25/47	(b)648	346
2.75%, 2/25/46	(b)444	313
Structured Asset Mortgage Investments, Inc.,
2.66%, 9/25/47	(b)3,724	2,764
2.67%, 2/25/36	(b)568	421
2.68%, 10/25/36	(b)1,938	1,384
2.71%, 8/25/36 - 7/25/46	(b)3,762	2,072
2.75%, 4/25/36	(b)1,507	844
2.76%, 7/25/46	(b)2,035	794
Washington Mutual Alternative Mortgage Pass-Through Certificates,
2.68%, 12/25/46	(b)2,352	1,307
2.76%, 7/25/46	(b)1,632	639
4.23%, 4/25/46	(b)3,834	2,326
Washington Mutual, Inc.,
2.73%, 12/25/45	(b)15	15
2.74%, 10/25/45	(b)90	88
2.75%, 4/25/45	(b)543	349

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face
		Amount	Value
		(000)	(000)
Mortgages — Other (cont’d)
2.77%, 8/25/45	$	(b)27	$27
2.83%, 6/25/46		(b)725	330
2.84%, 7/25/45		(b)438	282
4.23%, 5/25/46		(b)1,003	644
			198,234
Sovereign (1.0%)
Government of Argentina,
8.28%, 12/31/33		616	472
Government of Japan,
1.00%, 6/15/09	JPY	470,000	4,437
Korea Railroad Corp.,
5.38%, 5/15/13		$435	431
Mexican Bonos,
9.50%, 12/18/14	MXN	11,235	1,116
			6,456
U.S. Treasury Securities (6.0%)
U.S. Treasury Bonds,
4.50%, 2/15/36		$1,100	1,093
5.38%, 2/15/31		11,500	12,781
6.13%, 8/15/29		18,450	22,260
6.38%, 8/15/27		2,025	2,481
			38,615
Utilities (1.9%)
Appalachian Power Co.,
5.65%, 8/15/12		265	265
Arizona Public Service Co.,
5.80%, 6/30/14		705	671
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37		185	165
7.88%, 4/1/13		180	193
Colorado Interstate Gas Co.,
6.80%, 11/15/15		545	559
Consolidated Natural Gas Co.,
6.25%, 11/1/11		265	274
Detroit Edison Co. (The),
6.13%, 10/1/10		505	526
E.ON International Finance B.V.,
5.80%, 4/30/18		(c)1,230	1,209
Entergy Gulf States, Inc.,
3.08%, 12/1/09		(b)395	390
3.43%, 12/8/08		(b)(c)450	450
Equitable Resources, Inc.,
6.50%, 4/1/18		510	512
Israel Electric Corp., Ltd.,
7.25%, 1/15/19		(c)765	782
Kinder Morgan Finance Co.,
5.70%, 1/5/16		695	622
Nisource Finance Corp.,
3.21%, 11/23/09		(b)300	292
6.80%, 1/15/19		395	388
7.88%, 11/15/10		970	1,006
Ohio Edison Co.,
6.40%, 7/15/16		415	415
Ohio Power Co.,
6.00%, 6/1/16		780	775
Peco Energy Co.,
5.35%, 3/1/18		460	451
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		1,055	1,007
Texas Eastern Transmission LP,
7.00%, 7/15/32		295	296
Union Electric Co.,
6.40%, 6/15/17		650	650
			11,898
Total Fixed Income Securities ($751,536)			678,794
		No. of
		Contracts
Call Option Purchased (0.2%)
90 Day EuroDollar (0.2%)
9/09 @ $96.75 (Cost $1,109)		(e)1,282	1,178
		Shares
Preferred Stocks (0.0%)
Mortgages — Other (0.0%)
Harborview NIM Corp., 2.21%		(c)(i)683	55
Home Ownership Funding Corp., 1.00%		(c)1,550	230
Total Preferred Stocks (Cost $884)			285
Short-Term Investments (12.6%)
Investment Company (10.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class		(f)66,295,432	66,295
		Face
		Amount
		(000)
U.S. Treasury Securities (2.2%)
U.S. Treasury Bills,
1.46%, 7/24/08	$	(h)10,000	9,990
1.84%, 10/9/08		(g)(h)3,845	3,826
			13,816
Total Short-Term Investments (Cost $80,114)			80,111
Total Investments (118.9%) (Cost $833,643)			760,368
Liabilities in Excess of Other Assets (-18.9%)			(120,827)
Net Assets (100%)			$639,541

(a)           Security is subject to delayed delivery.

(b)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2008.

(c)           144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)           Perpetual — Security does not have a predetermined maturity date. Rates for these securities are fixed for a period of time then revert to a floating rate. The interest rate shown is the rate in effect at June 30, 2008.

(e)           Non-Income producing security.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

(f)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Rate shown is the yield to maturity at June 30, 2008.
(i)	Security has been deemed illiquid at June 30, 2008.
@	Face Value/Value is less than $500.
Inv Fl	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2008.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	3,049	$4,790	8/14/08	USD	4,715	$4,715	$(75)

EUR            Euro

USD            United States Dollar

Options Written:

The Portfolio had the following option(s) written open at period end:

		Premiums
	Number of	Received	Value
	Contracts	(000)	(000)
Call Option Written:
90 EuroDollar Call @ $97.25, expiring 9/14/09	1,282	$638	$713

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar
CME	54	$13,104	Sep-08	$311
EuroDollar
CME	57	13,797	Dec-08	295
EuroDollar
CME	70	16,919	Mar-09	346
EuroDollar
CME	74	17,847	Jun-09	162
EuroDollar
CME	7	1,673	Jun-10	5
U.S. Treasury
2 yr. Note	282	59,559	Sep-08	92
Short:
EuroDollar
CME	49	11,786	Sep-09	4
EuroDollar
CME	40	9,594	Dec-09	(62)
EuroDollar
CME	48	11,489	Mar-10	(60)
EuroDollar
CME	34	8,113	Sep-10	(28)
EuroDollar
CME	29	6,911	Dec-10	(21)
U.S. Treasury
5 yr. Note	56	6,191	Sep-08	(79)
U.S. Treasury
10 yr. Note	863	98,315	Sep-08	(153)
U.S. Treasury
Short Bond	11	1,272	Sep-08	2
10 yr. Swap	234	25,729	Sep-08	(124)
				$690

CME Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$430	1.57%	3/20/18	$(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	560	0.70	3/20/13	(5)
Goodrich Corp., 7.63%, 12/15/12	Buy	365	0.82	3/20/18	(6)
Nordstrom, Inc., 6.95%, 3/15/28	Buy	500	1.03	3/20/18	6
Sealed Air Corp., 5.63%, 7/15/13	Buy	200	1.08	3/20/18	9
Sealed Air Corp., 5.63%, 7/15/13	Buy	500	1.12	3/20/18	22
Textron Financial Corp., 5.13%, 2/3/11	Buy	440	0.80	3/20/18	14
The Gap, Inc., 8.80%, 12/15/08	Buy	1,300	1.17	3/20/12	(17)
Yum! Brands, Inc., 8.88%, 4/15/11	Buy	595	1.25	3/20/13	(6)
Citigroup
Eaton Corp., 7.65%, 11/15/29	Buy	390	0.82	3/20/18	1
Credit Suisse
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	870	1.00	3/20/15	(7)
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	275	0.50	3/20/18	(@—)
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	720	3.05	3/20/13	(42)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	1,475	0.59	3/20/13	(11)
Dell, Inc., 7.10%, 4/15/28	Buy	1,100	0.20	3/20/12	13
Dow Jones CDX North America Investment Grade Index, Series 10	Sell	3,190	1.55	6/20/13	(8)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	765	0.60	12/20/12	(4)
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,515	0.80	12/20/17	(@—)
Eaton Corp., 7.65%, 11/15/29	Buy	340	0.97	3/20/18	(3)
Eli Lilly Co., 6.57%, 1/1/16	Buy	290	0.33	3/20/13	(2)
Goodrich Corp., 7.63%, 12/15/12	Buy	420	0.47	3/20/18	5
ProLogis, 5.50%, 3/1/13	Buy	420	3.33	3/20/13	(18)
Sealed Air Corp., 5.63%, 7/15/13	Buy	510	1.08	3/20/18	23
Sealed Air Corp., 5.63%, 7/15/13	Buy	245	1.24	3/20/18	8
Textron Financial Corp., 5.13%, 2/3/11	Buy	760	1.05	3/20/13	5
The Hartford Financial Service Group, Inc., 4.75%, 3/1/14	Buy	2,000	0.12	12/20/11	61
The Chubb Corp., 6.00%, 11/15/11	Buy	2,100	0.10	3/20/12	36
JPMorgan Chase
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	3,260	0.60	12/20/12	2
Nordstrom, Inc., 6.95%, 3/15/28	Buy	425	1.07	3/20/18	4
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	420	0.58	3/20/13	(2)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	515	0.63	3/20/13	(4)
SLM Corp., 5.13%, 8/27/12	Buy	430	4.95	3/20/13	8
Lehman Brothers
Dow Jones CDX North America Investment Grade Index, Series 9	Sell	1,895	0.60	12/20/12	(26)
Goodrich Corp., 7.63%, 12/15/12	Buy	475	0.45	3/20/18	6
Goodrich Corp., 7.63%, 12/15/12	Buy	340	0.46	3/20/18	4
Union Pacific Corp., 6.12%, 1/15/12	Buy	1,000	0.20	12/20/11	13
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	635	1.50	3/20/18	(3)
Carnival Corp., 6.65%, 1/15/28	Buy	355	1.57	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28	Buy	240	1.60	3/20/18	(2)
Eaton Corp., 7.65%, 11/15/29	Buy	665	0.92	3/20/18	(3)
SLM Corp., 5.13%, 8/27/12	Buy	430	5.00	3/20/13	9
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	825	0.50	3/20/13	(@—)
American Standard, Inc., 7.63%, 2/15/10	Buy	865	0.60	3/20/18	3
Eli Lilly Co., 6.57%, 1/1/16	Buy	1,195	0.30	3/20/13	(5)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Credit Default Swap Contracts (cont’d)

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
UBS (cont’d)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	$685	1.73%	3/20/18	$(9)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	685	1.78	3/20/13	(8)
Textron Financial Corp., 5.13%, 2/3/11	Buy	540	1.00	3/20/13	5
Textron Financial Corp., 5.13%, 2/3/11	Buy	230	1.01	3/20/13	2
Textron Financial Corp., 5.13%, 2/3/11	Buy	770	1.06	3/20/13	(9)
					$57

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.20%	6/3/13	$7,500	$(11)
	3 Month LIBOR	Pay	4.15	6/9/13	46,240	(181)
	3 Month LIBOR	Pay	5.37	2/12/18	12,055	84
	3 Month LIBOR	Pay	5.59	2/19/18	21,550	321
	3 Month LIBOR	Pay	5.07	4/14/18	12,470	(54)
	3 Month LIBOR	Pay	4.98	4/15/18	11,140	(83)
	3 Month LIBOR	Pay	5.82	2/12/23	15,483	(193)
	3 Month LIBOR	Receive	6.03	2/19/23	27,810	(511)
	3 Month LIBOR	Receive	5.47	4/14/23	15,970	(45)
	3 Month LIBOR	Receive	5.38	4/15/23	13,275	(5)
Citigroup	3 Month LIBOR	Pay	3.77	4/24/13	11,000	(210)
	3 Month LIBOR	Pay	5.33	5/22/17	8,600	475
	3 Month LIBOR	Pay	5.37	5/23/17	11,900	689
	3 Month LIBOR	Pay	5.44	5/29/17	15,600	981
	3 Month LIBOR	Pay	5.02	9/11/17	8,300	355
	3 Month LIBOR	Receive	5.00	11/13/17	3,500	(103)
	3 Month LIBOR	Receive	4.73	12/27/17	9,350	(58)
	3 Month LIBOR	Pay	4.47	1/10/18	7,500	6
Deutsche Bank	3 Month LIBOR	Pay	2.08	6/17/09	210,105	(408)
	3 Month LIBOR	Receive	2.41	6/17/09	210,105	492
	3 Month LIBOR	Pay	5.35	5/24/17	14,000	790
	3 Month LIBOR	Pay	5.39	5/25/17	27,100	1,608
	3 Month LIBOR	Receive	4.93	7/1/18	50,965	(28)
	3 Month LIBOR	Pay	5.27	7/1/23	63,855	(98)
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	21,995	304
	3 Month LIBOR	Pay	5.63	2/28/18	43,690	705
	3 Month LIBOR	Receive	6.04	2/25/23	56,055	(1,037)
	3 Month LIBOR	Receive	5.96	2/27/23	28,225	(464)
JPMorgan Chase	3 Month LIBOR	Pay	4.07	5/6/13	44,590	(146)
	3 Month LIBOR	Pay	4.27	6/2/13	8,525	(118)
	3 Month LIBOR	Pay	5.37	5/23/17	11,900	692
	3 Month LIBOR	Pay	5.34	5/24/17	14,000	781
	3 Month LIBOR	Pay	5.45	5/29/17	18,100	1,149
	3 Month LIBOR	Pay	5.44	8/20/17	10,000	772
	3 Month LIBOR	Pay	5.09	9/11/17	31,000	1,489
	3 Month LIBOR	Pay	5.16	9/20/17	8,300	441
	3 Month LIBOR	Receive	5.23	9/27/17	9,300	(541)
	3 Month LIBOR	Receive	5.30	9/28/17	10,500	(664)
	3 Month LIBOR	Pay	5.25	10/11/17	9,000	466

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Interest Rate Swap Contracts (cont’d)

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase (cont’d)
	3 Month LIBOR	Receive	5.02%	11/13/17	$6,000	$(186)
	3 Month LIBOR	Pay	4.48	1/8/18	8,000	11
	3 Month LIBOR	Receive	4.24	1/22/18	6,875	132
	3 Month LIBOR	Receive	4.52	2/19/18	8,500	(17)
	3 Month LIBOR	Receive	4.62	2/22/18	8,600	(88)
	3 Month LIBOR	Receive	4.41	5/1/18	48,500	902
Merrill Lynch	3 Month LIBOR	Pay	5.00	4/15/18	14,860	(101)
	3 Month LIBOR	Receive	5.40	4/15/23	18,645	(14)
						$8,281

LIBOR London Inter Bank Offer Rate

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities

June 30, 2008
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $767,348)	$694,073
Investment in Security of Affiliated Issuer, at Value (Cost $66,295)	66,295
Total Investments of Securities, at Value (Cost $833,643)	760,368
Receivable for Investments Sold	116,918
Unrealized Appreciation on Swap Agreements	13,904
Receivable for Forward Commitments	12,953
Interest Receivable	3,737
Receivable for Portfolio Shares Sold	3,729
Dividends Receivable	157
Foreign Currency, at Value (Cost $53)	53
Receivable from Affiliate	14
Foreign Withholding Tax Reclaim Receivable	13
Other Assets	8
Total Assets	911,854
Liabilities:
Payable for Investments Purchased	129,766
Payable for Forward Commitments	116,245
Payable for Portfolio Shares Redeemed	9,510
Due to Broker	8,476
Unrealized Depreciation on Swap Agreements	5,566
Bank Overdraft	1,042
Options Written, at Value (Premiums Received $638)	713
Investment Advisory Fees Payable	613
Administration Fees Payable	135
Distribution Fees — Class II Shares	83
Unrealized Depreciation on Foreign Currency Exchange Contracts	75
Custodian Fees Payable	9
Directors’ Fees and Expenses Payable	1
Other Liabilities	79
Total Liabilities	272,313
NET ASSETS	$639,541
Net Assets Consist of:
Paid-in Capital	$658,561
Undistributed (Distributions in Excess of) Net Investment Income	42,066
Accumulated Net Realized Gain (Loss)	3,310
Unrealized Appreciation (Depreciation) on:
Investments	(73,275)
Foreign Currency Exchange Contracts and Translations	(73)
Futures Contracts	690
Options Written	(76)
Swap Agreements	8,338
Net Assets	$639,541
CLASS I:
Net Assets	$243,561
Net Asset Value, Offering and Redemption Price Per Share Applicable to 22,385,991 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.88
CLASS II:
Net Assets	$395,980
Net Asset Value, Offering and Redemption Price Per Share Applicable to 36,766,762 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.77

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations

Six Months Ended
June 30, 2008
(000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$16,661
Dividends from Securities of Unaffiliated Issuers	1,358
Dividends from Security of Affiliated Issuer	176
Total Investment Income	18,195
Expenses:
Investment Advisory Fees (Note B)	1,217
Administration Fees (Note C)	813
Distribution Fees — Class II Shares (Note D)	673
Shareholder Reporting Fees	42
Custodian Fees (Note E)	25
Professional Fees	13
Directors’ Fees and Expenses	5
Other	21
Total Expenses	2,809
Distribution Fees — Class II Shares Waived (Note D)	(192)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(39)
Expense Offset (Note E)	(2)
Net Expenses	2,576
Net Investment Income (Loss)	15,619
Realized Gain (Loss) on:
Investments Sold	4,406
Foreign Currency Transactions	468
Futures Contracts	856
Swap Agreements	911
Net Realized Gain (Loss)	6,641
Change in Unrealized Appreciation (Depreciation) on:
Investments	(62,410)
Foreign Currency Exchange Contracts and Translations	(90)
Futures Contracts	(541)
Options Written	(76)
Swap Agreements	(944)
Net Change in Unrealized Appreciation (Depreciation)	(64,061)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(57,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(41,801)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$15,619	$24,175
Net Realized Gain (Loss)	6,641	4,095
Net Change in Unrealized Appreciation (Depreciation)	(64,061)	637
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,801)	28,907
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(10,311)
Class II:
Net Investment Income	—	(8,400)
Total Distributions	—	(18,711)
Capital Share Transactions:(1)
Class I:
Subscriptions	22,784	38,767
Distributions Reinvested	—	10,311
Redemptions	(33,246)	(68,062)
Class II:
Subscriptions	90,537	221,553
Distributions Reinvested	—	8,400
Redemptions	(34,043)	(10,334)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	46,032	200,635
Total Increase (Decrease) in Net Assets	4,231	210,831
Net Assets:
Beginning of Period	635,310	424,479
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $42,066 and $26,447, respectively)	$639,541	$635,310
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,976	3,392
Shares Issued on Distributions Reinvested	—	927
Shares Redeemed	(2,957)	(5,939)
Net Increase (Decrease) in Class I Shares Outstanding	(981)	(1,620)
Class II:
Shares Subscribed	8,062	19,550
Shares Issued on Distributions Reinvested	—	762
Shares Redeemed	(3,045)	(910)
Net Increase (Decrease) in Class II Shares Outstanding	5,017	19,402

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Cash Flows

Six Months Ended June 30, 2008 (000)
Cash Flows from Operating Activities:
Proceeds from Sales and Maturities of Long-Term Investments	$365,324
Proceeds from Sales of Forward Commitments	811,719
Purchases of Long-Term Investments	(415,055)
Purchases of Forward Commitments	(833,918)
Net (Increase) Decrease in Short-Term Investments	1,892
Net Increase (Decrease) in Cash Overdrafts	998
Net (Increase) Decrease in Foreign Currency Holdings	(53)
Net Realized Gain (Loss) on Foreign Currency Transactions	468
Net Realized Gain (Loss) on Futures Contracts	856
Net Realized Gain (Loss) on Swap Agreements	911
Net Investment Income	15,619
Adjustments to Reconcile Net Investment Income to Net Cash Provided (Used) in Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	92
Net Increase (Decrease) in Payables Related to Operations	64
Accretion/Amortization of Discounts and Premiums	(407)
Net Cash Provided (Used) in Operating Activities	(51,490)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	110,589
Payment on Portfolio Shares Redeemed	(59,099)
Net Cash Provided (Used) in Financing Activities	51,490
Net Increase (Decrease) in Cash	—
Cash at Beginning of Period	—
Cash at End of Period	$—

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended		Year Ended December 31,
Selected Per Share Data and Ratios	June 30, 2008 (unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.59		$11.40	$11.52	$11.55	$11.54	$11.12
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.28		0.55	0.42	0.33	0.33	0.27
Net Realized and Unrealized Gain (Loss)	(0.99)		0.06	(0.01)	0.15	0.15	0.25
Total from Investment Operations	(0.71)		0.61	0.41	0.48	0.48	0.52
Distributions from and/or in Excess of:
Net Investment Income	—		(0.42)	(0.47)	(0.42)	(0.44)	(0.01)
Net Realized Gain	—		—	(0.06)	(0.09)	(0.03)	(0.09)
Total Distributions	—		(0.42)	(0.53)	(0.51)	(0.47)	(0.10)
Net Asset Value, End of Period	$10.88		$11.59	$11.40	$11.52	$11.55	$11.54
Total Return ±	(6.04	)%††	5.46%	3.73%	4.21%	4.37%	4.64%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$243,561		$270,733	$284,764	$290,727	$284,223	$327,000
Ratio of Expenses to Average Net Assets (1)	0.65	%**+	0.65%+	0.68%	0.68%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets (1)	4.96	%**+	4.83%+	3.72%	2.89%	2.90%	2.36%
Portfolio Turnover Rate^	184	%††	162%	141%	172%	287%	123%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A		N/A	N/A	N/A	0.72%	0.73%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	N/A	2.88%	2.33%
#			Per share amount is based on average shares outstanding.
**			Annualized
††			Not Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by 0.01%.

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2008		Year Ended December 31,					Period from May 1, 2003* to December
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	31, 2003
Net Asset Value, Beginning of Period	$11.48		$11.31		$11.46	$11.51	$11.52	$11.37
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.26		0.50		0.40	0.31	0.30	0.14
Net Realized and Unrealized Gain (Loss)	(0.97)		0.08		(0.03)	0.14	0.16	0.11
Total from Investment Operations	(0.71)		0.58		0.37	0.45	0.46	0.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)		(0.46)	(0.41)	(0.44)	(0.01)
Net Realized Gain	—		—		(0.06)	(0.09)	(0.03)	(0.09)
Total Distributions	—		(0.41)		(0.52)	(0.50)	(0.47)	(0.10)
Net Asset Value, End of Period	$10.77		$11.48		$11.31	$11.46	$11.51	$11.52
Total Return ±	(6.18)	%††	5.22%		3.56%	3.93%	4.07%	2.16	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$395,980		$364,577		$139,715	$44,822	$23,090	$6,867
Ratio of Expenses to Average Net Assets (1)	0.90	%**+	0.90	%+	0.93%	0.93%	0.95%	0.95	%**
Ratio of Net Investment Income to Average Net Assets (1)	4.72	%**+	4.42	%+	3.58%	2.69%	2.66%	2.11	%**
Portfolio Turnover Rate^	184	%††	162%		141%	172%	287%	123	%††
(1) Supplemental Information on the Ratios to Average Net Assets
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.00	%**+	1.00	%+	1.03%	1.03%	1.07%	1.08	%**
Net Investment Income to Average Net Assets	4.62	%**+	4.32	%+	3.48%	2.59%	2.54%	1.98	%**
#					Per share amount is based on average shares outstanding.
*					Commencement of Operations
* *					Annualized
††					Not Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by 0.01%.

^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended December 31, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2. Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                 investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                 investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3. Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4. Forward Commitments and When-Issued/ Delayed Delivery Securities: The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, the Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause the Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

5. Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6. Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statement of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements, and such losses could

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

exceed the related amounts shown in the Statement of Assets and Liabilities.

7. Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain (loss). By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Options written for the six months ended June 30, 2008 were as follows:

	Total	Total
	Number of	Premiums
	Contracts	Received
	(000)	(000)
Options Outstanding — January 1, 2008	—	$—
Options Written	1	638
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — June 30, 2008	1	$638

8. New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

9. Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$—	$1,155
Level 2 - Other Significant Observable Inputs	759,190	8,263
Level 3 - Significant Unobservable Inputs	—	—
Total	$759,190	$9,418

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

		Other
	Investments	Financial
	in Securities	Instruments*
	(000)	(000)
Balance as of 12/31/07	$586	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(91)	—
Net purchases (sales)	(495)	—
Net transfers in and/or out of Level 3	—	—
Balance as of 6/30/08	$—	$—
The amount of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at 6/30/08	$—	$—

* Other financial instruments include futures, options, forwards and swap contracts.

10. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	Over $1
billion	billion
0.375%	0.30%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.3 5% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $192,000.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions Paid		2006 Distributions Paid
From:		From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$18,711	—	$14,770	$1,329

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, investment in certain fixed income securities and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$4,668	$(4,142)	$(526)

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term Capi-
Income	tal Gain
(000)	(000)
$26,867	—

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$833,643	$3,710	$(76,985)	$(73,275)

At December 31, 2007, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $509,000 which will expire on December 31, 2014. During the year ended December 31, 2007, the Portfolio utilized capital loss carry-forwards for U.S. Federal income tax purposes of approximately $1,108,000.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2007, the Portfolio deferred to January 2, 2008, for U.S. Federal income tax purposes, post-October capital and currency losses of approximately $168,000 and $39,000, respectively.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $39,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$90,486	$258,623	$282,814	$1,358	$66,295

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,289,241,000 and $1,225,780,000, respectively. For the six months ended June 30, 2008, purchases and sales of long-term U.S. Government securities were approximately $47,256,000 and $49,750,000, respectively.

I. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 50.1% and 94.4%, for Class I and Class II shares, respectively.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.
One Tower Bridge	Mary E. Mullin
100 Front Street, Suite 1100	Secretary
West Conshohocken, PA 19428-2899
Legal Counsel
Custodian	Clifford Chance US LLP
JPMorgan Chase Bank, N.A.	31 West 52nd Street
270 Park Avenue	New York, New York 10019-6131
New York, New York 10017
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFCPFISAN
IU08-04333P-Y06/08

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

Global Franchise Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Example

Global Franchise Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2008	June 30, 2008	January 1, 2008 — June 30, 2008
Class II
Actual	$1,000.00	$860.10	$5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.05	5.87

* Expenses are equal to Class II shares’ annualized net expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one- and three-year periods ended December 31, 2007 and for the period April 30, 2003 to December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with that of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Finland (3.1%)
Kone Oyj, Class B	124,726	$4,387
France (5.2%)
Groupe Danone	47,547	3,339
Pernod-Ricard S.A.	39,470	4,055
		7,394
Ireland (1.9%)
C&C Group plc	489,272	2,712
Japan (2.5%)
Kao Corp.	134,000	3,514
Netherlands (7.9%)
Reed Elsevier N.V.	334,728	5,644
Wolters Kluwer N.V.	233,961	5,467
		11,111
Sweden (4.9%)
Swedish Match AB	336,006	6,890
Switzerland (6.2%)
Nestle S.A. (Registered)	99,060	4,476
Novartis AG (Registered)	78,485	4,322
		8,798
United Kingdom (38.1%)
British American Tobacco plc	361,612	12,526
Cadbury plc	478,790	6,032
Diageo plc	187,826	3,457
Experian Group Ltd.	659,082	4,907
Imperial Tobacco Group plc	280,366	10,448
Reckitt Benckiser Group plc	131,271	6,654
Unilever plc	211,488	6,020
WPP Group plc	371,188	3,580
		53,624
United States (28.9%)
Brown-Forman Corp., Class B	57,967	4,381
Career Education Corp.	(a)114,047	1,666
Dr Pepper Snapple Group, Inc.	(a)66,867	1,403
Estee Lauder Cos., Inc. (The)	50,948	2,366
Fortune Brands, Inc.	59,436	3,709
Harley-Davidson, Inc.	103,025	3,736
Kellogg Co.	73,026	3,507
Moody’s Corp.	84,606	2,914
Philip Morris International, Inc.	122,177	6,034
Procter & Gamble Co.	58,015	3,528
Scotts Miracle-Gro, Co. (The), Class A	85,028	1,494
Starbucks Corp.	(a)172,063	2,708
Weight Watchers International, Inc.	89,815	3,198
		40,644
Total Common Stocks (Cost $131,928)		139,074
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Government Portfolio— Institutional Class
(Cost $1,412)	(b)1,411,726	$1,412
Total Investments (99.7%) (Cost $133,340)		140,486
Other Assets in Excess of Liabilities (0.3%)		383
Net Assets (100%)		$140,869

(a)                    Non-income producing security.

(b)                   See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	13,940	$27,717	7/24/08	USD	27,508	$27,508	$(209)

GBP        British Pound

USD        United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities

June 30, 2008
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $131,928)	$139,074
Investment in Security of Affiliated Issuer, at Value (Cost $1,412)	1,412
Total Investments in Securities, at Value (Cost $133,340)	140,486
Receivable for Investments Sold	714
Dividends Receivable	495
Receivable for Portfolio Shares Sold	404
Foreign Currency, at Value (Cost $172)	172
Foreign Withholding Tax Reclaim Receivable	119
Receivable from Affiliate	1
Other Assets	2
Total Assets	142,393
Liabilities:
Payable for Investments Purchased	786
Investment Advisory Fees Payable	315
Unrealized Depreciation on Foreign Currency Exchange Contracts	209
Payable for Portfolio Shares Redeemed	131
Administration Fees Payable	32
Custodian Fees Payable	11
Distribution Fees — Class II Shares	6
Other Liabilities	34
Total Liabilities	1,524
NET ASSETS	$140,869
Net Assets Consist of:
Paid-in Capital	$116,060
Undistributed (Distributions in Excess of) Net Investment Income	4,905
Accumulated Net Realized Gain (Loss)	12,955
Unrealized Appreciation (Depreciation) on:
Investments	7,146
Foreign Currency Exchange Contracts and Translations	(197)
Net Assets	$140,869
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,051,449 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.56

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Global Franchise Portfolio

Statement of Operations

Six Months Ended June 30, 2008 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $331 Foreign Taxes Withheld)	$3,953
Dividends from Security of Affiliated Issuer	46
Interest from Securities of Unaffiliated Issuers	3
Total Investment Income	4,002
Expenses:
Investment Advisory Fees (Note B)	641
Distribution Fees — Class II Shares (Note D)	280
Administration Fees (Note C)	203
Custodian Fees (Note E)	22
Shareholder Reporting Fees	11
Professional Fees	10
Directors’ Fees and Expenses	2
Other	11
Total Expenses	1,180
Distribution Fees — Class II Shares Waived (Note D)	(240)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(2)
Expense Offset (Note E)	(@—)
Net Expenses	938
Net Investment Income (Loss)	3,064
Realized Gain (Loss) on:
Investments Sold	3,846
Foreign Currency Transactions	401
Net Realized Gain (Loss)	4,247
Change in Unrealized Appreciation (Depreciation) on:
Investments	(30,426)
Foreign Currency Exchange Contracts and Translations	(792)
Net Change in Unrealized Appreciation (Depreciation)	(31,218)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(26,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,907)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Global Franchise Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets Operations:
Net Investment Income (Loss)	$3,064	$3,377
Net Realized Gain (Loss)	4,247	6,460
Net Change in Unrealized Appreciation (Depreciation)	(31,218)	6,728
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,907)	16,565
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(16,227)
Capital Share Transactions:(1)
Class II:
Subscriptions	3,486	15,119
Distributions Reinvested	—	16,227
Redemptions	(18,422)	(21,364)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(14,936)	9,982
Total Increase (Decrease) in Net Assets	(38,843)	10,320
Net Assets:
Beginning of Period	179,712	169,392
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $4,905 and $1,841, respectively)	$140,869	$179,712
(1) Capital Share Transactions:
Class II:
Shares Subscribed	206	815
Shares Issued on Distributions Reinvested	—	901
Shares Redeemed	(1,091)	(1,176)
Net Increase (Decrease) in Class II Shares Outstanding	(885)	540

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Global Franchise Portfolio

	Class II
								Period from
	Six Months Ended							April 30, 2003*
	June 30, 2008		Year Ended December 31,					to December 31,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.09		$18.03		$15.42	$13.81	$12.33	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.32		0.34		0.25	0.22	0.16	0.06
Net Realized and Unrealized Gain (Loss)	(2.85)		1.42		2.99	1.43	1.42	2.29
Total from Investment Operations	(2.53)		1.76		3.24	1.65	1.58	2.35
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.24)	—	(0.02)	—
Net Realized Gain	—		(1.70)		(0.39)	(0.04)	(0.08)	(0.02)
Total Distributions	—		(1.70)		(0.63)	(0.04)	(0.10)	(0.02)
Net Asset Value, End of Period	$15.56		$18.09		$18.03	$15.42	$13.81	$12.33
Total Return ±	(13.99	)%††	9.78%		21.51%	11.98%	12.77%	23.57	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$140,869		$179,712		$169,392	$152,473	$71,319	$20,370
Ratio of Expenses to Average Net Assets(1)	1.17	%**+	1.16	%+	1.19%	1.20%	1.20%	1.20	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	3.82	%**+	1.86	%+	1.51%	1.50%	1.22%	0.74	%**
Portfolio Turnover Rate	16	%††	22%		28%	15%	9%	3	%††
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.47	%**+	1.46	%+	1.49%	1.54%	1.65%	3.22	%**
Net Investment Income (Loss) to Average Net Assets	3.52	%**+	1.56	%+	1.21%	1.16%	0.77%	(1.28	)%**

#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
††	Not Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Portfolio’s Sub- Adviser, Morgan Stanley Investment Management Limited (the “Sub-Adviser” or “MSIM Limited”) believes have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future. The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2. Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2008, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3.    Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4.    New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

5.    Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$139,074	$—
Level 2 - Other Significant Observable Inputs	1,412	(209)
Level 3 - Significant Unobservable Inputs	—	—
Total	$140,486	$(209)

* Other financial instruments include forwards.

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

6. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B.    Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500	Next $500	Over $1
million	million	billion
0.80%	0.75%	0.70%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

MSIM Limited, a wholly-owned subsidiary of Morgan Stanley, serves as Sub-Adviser for the Portfolio on a day-to-day basis. MSIM Limited selects, buys and sells securities for the Portfolio under the supervision of the Adviser. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C.    Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D.    Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $240,000.

E.     Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F.     Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G.    Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$551	$15,676	$3,234	$3,672

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(2,249)	$2,249	$—

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$3,549	$7,598

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$133,340	$22,285	$(15,139)	$7,146

H.  Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Government Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Government Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value
December 31,	Purchases	Sales	Dividend	Market Value
2007	at Cost	Proceeds	Income	June 30, 2008
(000)	(000)	(000)	(000)	(000)
$2,193	$28,573	$29,354	$46	$1,412

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $25,768,000 and $37,829,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

During the six months ended June 30, 2008, the Portfolio incurred less than $500 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

I.    Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 88.3% for Class II shares.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFGFSAN
IU08-04337P-Y06/08

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

Capital Growth Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Examples

Capital Growth Portfolio

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b- 1) fees (in the case of Class II shares) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008
Class I
Actual	$1,000.00	$898.00	$3.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.79	4.12
Class II
Actual	1,000.00	896.90	5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.37

* Expenses are equal to Class I and Class II shares’ annualized net expense ratios of 0.82% and 1.07%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended December 31, 2007, and for the period from May 5, 2003 to December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

Capital Growth Portfolio

		Value
	Shares	(000)
Common Stocks (95.1%)
Advertising Agencies (0.6%)
Monster Worldwide, Inc.	(a)33,988	$700
Air Transport (1.3%)
Expeditors International Washington, Inc.	36,173	1,555
Biotechnology Research & Production (1.7%)
Illumina, Inc.	(a)22,896	1,994
Building: Cement (3.2%)
Cemex S.A.B de C.V. ADR	(a)88,248	2,180
Martin Marietta Materials, Inc.	15,084	1,562
		3,742
Casinos & Gambling (3.1%)
Wynn Resorts Ltd.	45,538	3,705
Chemicals (8.3%)
Monsanto Co.	77,656	9,819
Communications Technology (7.4%)
America Movil S.A.B. de C.V., Class L ADR	44,881	2,367
China Mobile Ltd., ADR	22,480	1,505
Research In Motion Ltd.	(a)41,612	4,864
		8,736
Computer Services Software & Systems (13.5%)
Baidu.com ADR	(a)5,971	1,869
Google, Inc., Class A	(a)12,782	6,729
Mastercard, Inc., Class A	13,084	3,474
Tencent Holdings Ltd.	204,000	1,577
Visa, Inc., Class A	(a)14,121	1,148
VMware, Inc., Class A	(a)19,725	1,062
		15,859
Computer Technology (2.7%)
Apple, Inc.	(a)18,800	3,148
Seagate Technology, Inc.	(a)(b)(c)27,600	—
		3,148
Consumer Electronics (0.5%)
Yahoo!, Inc.	(a)29,219	604
Diversified Financial Services (1.6%)
CME Group, Inc.	4,998	1,915
Drugs & Pharmaceuticals (1.5%)
Allergan, Inc.	23,195	1,207
Gen-Probe, Inc.	(a)12,559	597
		1,804
Electronics: Medical Systems (1.1%)
Intuitive Surgical, Inc.	(a)4,594	1,238
Electronics: Semi-Conductors/Components (1.1%)
First Solar, Inc.	(a)4,643	1,267
Energy — Miscellaneous (9.6%)
Southwestern Energy Co.	(a)66,538	3,168
Ultra Petroleum Corp.	(a)82,707	8,122
		11,290
Financial — Miscellaneous (8.3%)
American Express Co.	60,496	2,279
Berkshire Hathaway, Inc., Class B	(a)582	2,335
Bovespa Holding S.A.	226,402	2,796
Redecard S.A.	124,929	2,308
		9,718
Hotel/Motel (1.1%)
Starwood Hotels & Resorts Worldwide, Inc.	31,149	1,248
Insurance: Multi-Line (2.0%)
Loews Corp.	49,247	2,310
Real Estate Investment Trusts (REIT) (4.6%)
Brookfield Asset Management, Inc., Class A	166,233	5,409
Restaurants (1.8%)
Starbucks Corp.	(a)134,646	2,119
Retail (6.4%)
Abercrombie & Fitch Co., Class A	28,162	1,765
Amazon.com, Inc.	(a)79,167	5,806
		7,571
Services: Commercial (8.3%)
China Merchants Holdings (International) Co., Ltd.	266,000	1,029
Corporate Executive Board Co.	27,340	1,150
eBay, Inc.	(a)149,195	4,077
Leucadia National Corp.	74,170	3,482
		9,738
Shipping (1.9%)
C.H. Robinson Worldwide, Inc.	40,943	2,245
Steel (0.9%)
Nucor Corp.	14,839	1,108
Textile Apparel Manufacturers (1.2%)
Coach, Inc.	(a)48,992	1,415
Wholesalers (1.4%)
Li & Fung Ltd.	546,000	1,646
Total Common Stocks (Cost $93,697)		111,903
Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $6,281)	(d)6,280,793	6,281
Total Investments (100.4%) (Cost $99,978)		118,184
Liabilities in Excess of Other Assets (-0.4%)		(424)
Net Assets (100%)		$117,760

(a)	Non-income producing security.
(b)	Security was valued at fair value — At June 30, 2008, the Portfolio held fair valued security valued at less than $500, representing less than 0.05% of net assets.
(c)	Security has been deemed illiquid at June 30, 2008.
(d)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Capital Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*                 Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Capital Growth Portfolio

Statement of Assets and Liabilities

June 30, 2008
(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $93,697)	$111,903
Investment in Security of Affiliated Issuer, at Value (Cost $6,281)	6,281
Total Investments in Securities, at Value (Cost $99,978)	118,184
Foreign Currency, at Value (Cost $166)	172
Dividends Receivable	53
Receivable for Portfolio Shares Sold	8
Receivable from Affiliate	2
Other Assets	2
Total Assets	118,421
Liabilities:
Payable for Portfolio Shares Redeemed	416
Investment Advisory Fees Payable	160
Administration Fees Payable	27
Distribution Fees — Class II Shares	5
Custodian Fees Payable	4
Directors’ Fees and Expenses Payable	2
Other Liabilities	47
Total Liabilities	661
NET ASSETS	$117,760
Net Assets Consist of:
Paid-in Capital	$111,916
Undistributed (Distributions in Excess of) Net Investment Income	405
Accumulated Net Realized Gain (Loss)	(12,773)
Unrealized Appreciation (Depreciation) on:
Investments	18,206
Foreign Currency Translations	6
Net Assets	$117,760
CLASS I:
Net Assets	$94,483
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,236,121 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.04
CLASS II:
Net Assets	$23,277
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,305,766 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$17.83

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Capital Growth Portfolio

Statement of Operations

Six Months Ended
June 30, 2008
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $@— Foreign Taxes Withheld)	$513
Dividends from Security of Affiliated Issuer	70
Interest from Securities of Unaffiliated Issuers	@—
Total Investment Income	583
Expenses:
Investment Advisory Fees (Note B)	321
Administration Fees (Note C)	163
Distribution Fees — Class II Shares (Note D)	43
Shareholder Reporting Fees	14
Professional Fees	13
Custodian Fees (Note E)	11
Directors’ Fees and Expenses	1
Other	6
Total Expenses	572
Distribution Fees — Class II Shares Waived (Note D)	(12)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(2)
Expense Offset (Note E)	(@—)
Net Expenses	558
Net Investment Income (Loss)	25
Net Realized Gain (Loss) on:
Investments Sold	5,428
Foreign Currency Transactions	2
Net Realized Gain (Loss)	5,430
Change in Unrealized Appreciation (Depreciation) on:
Investments	(20,761)
Foreign Currency Translations	6
Net Change in Unrealized Appreciation (Depreciation)	(20,755)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(15,325)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,300)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Capital Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$25	$387
Net Realized Gain (Loss)	5,430	18,602
Net Change in Unrealized Appreciation (Depreciation)	(20,755)	11,058
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,300)	30,047
Capital Share Transactions:(1)
Class I:
Subscriptions	3,072	8,003
Redemptions	(22,434)	(31,593)
Class II:
Subscriptions	3,350	3,862
Redemptions	(4,045)	(6,769)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(20,057)	(26,497)
Total Increase (Decrease) in Net Assets	(35,357)	3,550
Net Assets:
Beginning of Period	153,117	149,567
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $405 and $380, respectively)	$117,760	$153,117
(1) Capital Share Transactions:
Class I:
Shares Subscribed	169	435
Shares Redeemed	(1,227)	(1,723)
Net Increase (Decrease) in Class I Shares Outstanding	(1,058)	(1,288)
Class II:
Shares Subscribed	186	206
Shares Redeemed	(220)	(373)
Net Increase (Decrease) in Class II Shares Outstanding	(34)	(167)

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Capital Growth Portfolio

	Class I
	Six Months Ended
	June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.09		$16.48		$15.83	$13.75	$12.78	$10.23
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.01		0.05		(0.03)	(0.01)	0.07	0.03
Net Realized and Unrealized Gain (Loss)	(2.06)		3.56		0.68	2.16	0.92	2.52
Total from Investment Operations	(2.05)		3.61		0.65	2.15	0.99	2.55
Distributions from and/or in Excess of:
Net Investment Income	—		—		—	(0.07)	(0.02)	—
Net Asset Value, End of Period	$18.04		$20.09		$16.48	$15.83	$13.75	$12.78
Total Return ±	(10.20	)%††	21.91%		4.11%	15.71%	7.77%	24.93%§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$94,483		$126,476		$124,941	$141,764	$150,361	$102,680
Ratio of Expenses to Average Net Assets(1)	0.82	%**+	0.82	%+	0.84%	0.83%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.08	%**+	0.30	%+	(0.21)%	(0.09)%	0.53%	0.29%
Portfolio Turnover Rate	24	%††	55%		63%	84%	177%	132%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A			N/A	N/A	0.89%	0.94%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A			N/A	N/A	0.49%	0.20%
#						Per share amount is based on average shares outstanding.
§

The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class I’s total return would be approximately 24.67%.

††						Not Annualized
**						Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Capital Growth Portfolio

	Class II
								Period from
	Six Months Ended							May 5, 2003*
	June 30, 2008		Year Ended December 31,					to December 31,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.88		$16.34		$15.74	$13.68	$12.75	$10.92
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.01)		0.01		(0.07)	(0.05)	0.05	(0.00	)†
Net Realized and Unrealized Gain (Loss) on Investments	(2.04)		3.53		0.67	2.16	0.90	1.83
Total from Investment Operations	(2.05)		3.54		0.60	2.11	0.95	1.83
Distributions from and/or in Excess of:
Net Investment Income	—		—		—	(0.05)	(0.02)	—
Net Asset Value, End of Period	$17.83		$19.88		$16.34	$15.74	$13.68	$12.75
Total Return ±	(10.31	)%††	21.66%		3.81%	15.48%	7.43%	16.76	%††§
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,277		$26,641		$24,626	$24,838	$18,797	$7,455
Ratio of Expenses to Average Net Assets (2)	1.07	%**+	1.07	%+	1.09%	1.08%	1.10%	1.10	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	(0.15	)%**+	0.05	%+	(0.45)%	(0.33)%	0.39%	0.04	%**
Portfolio Turnover Rate	24	%††	55%		63%	84%	177%	132	%††

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.17	%**+	1.17	%+	1.19%	1.18%	1.24%	1.29	%**
Net Investment Income (Loss) to Average Net Assets	(0.25	)%**+	(0.05	)%+	(0.55)%	(0.43)%	0.26%	(0.15	)%**

*	Commencement of Operations
**	Annualized
#	Per share amount is based on average shares outstanding.
†	Amount is less than $0.005 per share.
††	Not Annualized
§

The total return was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlement of class action suits involving, primarily, one of the Portfolio’s holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, Class II’s total return would be approximately 16.50%.

+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Capital Growth Portfolio (formerly, Equity Growth Portfolio). The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.     New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

3.              Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

			Other
	Investments		Financial
	in Securities		Instruments
Valuation Inputs	(000)		(000)
Level 1 - Quoted Prices	$111,903		$—
Level 2 - Other Significant Observable Inputs	6,281		—
Level 3 - Significant Unobservable Inputs	—	*	—
Total	$118,184		$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Other
	Investments		Financial
	in Securities		Instruments
	(000)		(000)
Balance as of 12/31/07	$—	*	$—
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		—
Net purchases (sales)	—		—
Net transfers in and/or out of
Level 3	—		—
Balance as of 6/30/08	$—	*	$—
The amount of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at 6/30/08	$—		$—

* Includes a security which is valued at zero.

4.          Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon their relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	Next $1	Next $1	Over $3
Billion	billion	billion	billion
0.50%	0.45%	0.40%	0.35%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co.  (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b- 1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $12,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
—	—	—	—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$(3)	$3	—

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$386	$—

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$99,978	$29,555	$(11,349)	$18,206

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2007, the Portfolio deferred to January 2, 2008, for U.S. Federal income tax purposes, post-October currency losses of approximately $1,000.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

At December 31, 2007, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $17,388,000, of which, $10,470,000 will expire on December 31, 2010 and $6,918,000 will expire on December 31, 2011.

Additionally, approximately $507,000 of capital loss carryforward has been brought forward as a result of the Portfolio’s merger with the LSA Capital Growth Fund. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire on December 31, 2010.

During the year ended December 31, 2007, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $18,526,000, of which approximately $98,000 of capital losses was acquired from the LSA Capital Growth Fund was utilized for federal tax purposes during the year ended December 31, 2007.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value
December 31,	Purchases	Sales	Dividend	Market Value
2007	at Cost	Proceeds	Income	June 30, 2008
(000)	(000)	(000)	(000)	(000)
$6,728	$34,352	$34,799	$70	$6,281

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $30,279,000 and $51,720,000, respectively.

There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

I. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 81.3% and 95.1%, for Class I and Class II shares, respectively.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFCGSAN

IU08-04332P-Y06/08

15

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

Global Real Estate Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Example

Global Real Estate Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008

Class II
Actual	$1,000.00	$868.10	$6.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.90	7.02

* Expenses are equal to Class II shares’ annualized net expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-year period ended December 31, 2007, and for the period from April 28, 2006 to December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its expense peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and total expense ratio of the Portfolio were acceptable given the quality of services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board noted that the Fund’s assets were relatively small and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report - June 30, 2008 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (96.1%)
Australia (6.9%)
CFS Retail Property Trust REIT	385,343	$683
Dexus Property Group REIT	592,883	784
Goodman Group REIT	336,898	998
GPT Group REIT	468,586	997
Mirvac Group REIT	191,276	543
Stockland REIT	542,828	2,805
Westfield Group REIT	749,636	11,700
		18,510
Austria (0.7%)
CA Immobilien Anlagen AG	(a)6,096	128
Conwert Immobilien Invest SE	(a)35,222	605
IMMOFINANZ AG	106,086	1,094
		1,827
Belgium (0.0%)
Cofinimmo REIT	675	123
Brazil (0.4%)
BR Malls Participacoes S.A.	(a)122,200	1,159
Canada (0.2%)
Extendicare REIT	25,130	222
RioCan REIT	14,900	290
		512
Finland (0.4%)
Citycon Oyj	30,678	155
Sponda Oyj	112,968	984
		1,139
France (4.6%)
Fonciere Des Regions REIT	5,307	650
Gecina S.A. REIT	7,040	853
ICADE REIT	3,059	357
Klepierre REIT	23,543	1,186
Silic REIT	8,197	1,030
Unibail-Rodamco REIT	35,746	8,269
		12,345
Germany (0.4%)
Alstria Office AG REIT	67,677	1,119
IVG Immobilien AG	3,441	68
		1,187
Hong Kong (16.5%)
China Overseas Land & Investment Ltd.	1,604,000	2,534
China Resources Land Ltd.	1,419,000	1,966
Guangzhou R&F Properties Co., Ltd.,
Class H	2,655,500	4,952
Hang Lung Properties Ltd.	698,000	2,238
Henderson Land Development Co., Ltd.	537,000	3,347
Hong Kong Land Holdings Ltd.	1,545,500	6,553
Hysan Development Co., Ltd.	735,381	2,018
Kerry Properties Ltd.	917,699	4,820
KWG Property Holding Ltd.	1,373,000	986
New World Development Ltd.	617,841	1,258
Sun Hung Kai Properties Ltd.	941,000	12,768
Swire Pacific Ltd., Class A	97,500	997
		44,437
Italy (0.2%)
Beni Stabili S.p.A.	541,057	537
Risanamento S.p.A.	(a)88,449	118
		655
Japan (14.7%)
Goldcrest Co., Ltd.	35,410	666
Japan Prime Realty Investment Corp. REIT	161	476
Japan Real Estate Investment Corp. REIT	123	1,297
Mitsubishi Estate Co., Ltd.	562,000	12,861
Mitsui Fudosan Co., Ltd.	496,000	10,604
Nippon Building Fund, Inc. REIT	219	2,578
NTT Urban Development Corp.	2,512	3,288
Sumitomo Realty & Development Co., Ltd.	385,000	7,650
Tokyo Tatemono Co., Ltd.	34,000	220
		39,640
Netherlands (1.5%)
Corio N.V. REIT	18,126	1,416
Eurocommercial Properties N.V. CVA REIT	(a)12,683	605
ProLogis European Properties	67,426	963
Vastned Retail N.V. REIT	1,424	114
Wereldhave N.V. REIT	8,972	946
		4,044
Singapore (3.8%)
CapitaLand Ltd.	456,000	1,910
CapitaMall Trust REIT	315,000	692
CapitaRetail China Trust REIT	340,200	310
Macquarie Prime REIT	1,797,000	1,361
Mandarin Oriental International Ltd.	61,000	106
United Industrial Corp., Ltd.	2,330,000	5,121
Wheelock Properties (Singapore) Ltd.	476,000	626
		10,126
Sweden (0.7%)
Castellum AB	66,140	631
Fabege AB	21,316	143
Hufvudstaden AB, Class A	123,771	1,192
		1,966
Switzerland (0.2%)
PSP Swiss Property AG (Registered)	(a)9,461	562
United Kingdom (9.7%)
Big Yellow Group plc REIT	187,240	1,070
British Land Co. plc REIT	303,831	4,288
Brixton plc REIT	266,247	1,275
Capital & Regional plc	153,640	582
Derwent London plc REIT	60,057	1,206
Grainger plc	170,507	730
Great Portland Estates plc REIT	173,714	1,170
Hammerson plc REIT	190,606	3,389
Invista Foundation Property Trust Ltd. REIT	30,137	22
Land Securities Group plc REIT	215,513	5,289
Liberty International plc REIT	109,401	1,878
Millennium & Copthorne Hotels plc	35,050	227
Minerva plc	(a)282,594	494
Quintain Estates & Development plc	154,640	580
Safestore Holdings Ltd.	188,259	556
Segro plc REIT	314,424	2,464

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report - June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
Shaftesbury plc REIT	43,784	$340
Unite Group plc	129,332	600
		26,160
United States (35.2%)
Acadia Realty Trust REIT	43,170	999
AMB Property Corp. REIT	38,005	1,915
American Campus Communities, Inc. REIT	940	26
Assisted Living Concepts, Inc., Class A	(a)107,890	593
AvalonBay Communities, Inc. REIT	71,400	6,366
Boston Properties, Inc. REIT	53,725	4,847
Brandywine Realty Trust REIT	5,973	94
BRE Properties, Inc. REIT	21,487	930
Brookdale Senior Living, Inc.	54,430	1,108
Brookfield Properties Corp.	279,842	4,978
Camden Property Trust REIT	59,850	2,649
Care Investment Trust, Inc. REIT	11,550	109
DCT Industrial Trust, Inc. REIT	31,450	260
Developers Diversified Realty Corp. REIT	900	31
DiamondRock Hospitality Co. REIT	47,565	518
Douglas Emmett, Inc. REIT	41,927	921
Duke Realty Corp. REIT	95,630	2,147
Equity Lifestyle Properties, Inc. REIT	(a)28,620	1,259
Equity One, Inc. REIT	1,762	36
Equity Residential Property Trust REIT	176,004	6,736
Essex Property Trust, Inc. REIT	4,821	513
Federal Realty Investment Trust REIT	28,535	1,969
Forest City Enterprises, Inc., Class A	80,780	2,603
Gaylord Entertainment Co.	(a)5,490	132
General Growth Properties, Inc. REIT	62,065	2,174
Healthcare Realty Trust, Inc. REIT	100,455	2,388
Hersha Hospitality Trust REIT	18,495	140
Highwoods Properties, Inc. REIT	7,765	244
Host Hotels & Resorts, Inc. REIT	303,175	4,138
Kilroy Realty Corp. REIT	25,625	1,205
LaSalle Hotel Properties REIT	10,080	253
Liberty Property Trust REIT	85,475	2,833
Macerich Co. (The) REIT	40,402	2,510
Mack-Cali Realty Corp. REIT	76,035	2,598
Morgans Hotel Group Co.	(a)12,560	129
National Health Investors, Inc. REIT	1,480	42
Parkway Properties, Inc. REIT	2,217	75
Plum Creek Timber Co., Inc. REIT	12,230	522
Post Properties, Inc. REIT	56,997	1,696
ProLogis REIT	42,465	2,308
PS Business Parks, Inc. REIT	14,758	762
Public Storage REIT	24,771	2,001
Ramco-Gershenson Properties Trust REIT	12,500	257
Regency Centers Corp. REIT	62,125	3,673
Senior Housing Properties Trust REIT	99,783	1,949
Simon Property Group, Inc. REIT	91,890	8,260
SL Green Realty Corp. REIT	5,550	459
Sovran Self Storage, Inc. REIT	15,580	648
Starwood Hotels & Resorts Worldwide, Inc.	153,975	6,170
Strategic Hotels & Resorts, Inc. REIT	113,882	1,067
Sunstone Hotel Investors, Inc. REIT	22,320	371
Taubman Centers, Inc. REIT	15,205	740
Ventas, Inc. REIT	2,390	102
Vornado Realty Trust REIT	40,020	3,522
Weingarten Realty Investors REIT	2,960	90
		95,065
		259,457
Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class
(Cost $10,890)	(b)10,889,549	10,890
Total Investments (100.1%) (Cost $327,691)		270,347
Liabilities in Excess of Other Assets (-0.1%)		(200)
Net Assets (100%)		$270,147

(a)	Non-income producing security.
(b)	See Note H within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	152	$152	7/2/08	HKD	1,184	$152	$ @—
USD	190	190	7/2/08	JPY	20,151	190	@—
		$342				$342	$ @—

HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar
@	Value is less than $500.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report - June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2008 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $316,801)	$259,457
Investment in Security of Affiliated Issuer, at Value (Cost $10,890)	10,890
Total Investments in Securities, at Value (Cost $327,691)	270,347
Foreign Currency, at Value (Cost $1,375)	1,384
Dividends Receivable	926
Receivable for Portfolio Shares Sold	529
Receivable for Investments Sold	156
Foreign Withholding Tax Reclaim Receivable	72
Receivable from Affiliate	3
Unrealized Appreciation on Foreign Currency Exchange Contracts	@—
Other Assets	4
Total Assets	273,421
Liabilities:
Payable for Investments Purchased	2,234
Investment Advisory Fees Payable	581
Bank Overdraft	258
Administration Fees Payable	59
Distribution Fees — Class II Shares	58
Custodian Fees Payable	45
Payable for Portfolio Shares Redeemed	@—
Other Liabilities	39
Total Liabilities	3,274
NET ASSETS	$270,147
Net Assets Consist of:
Paid-in Capital	$314,601
Undistributed (Distributions in Excess of) Net Investment Income	3,899
Accumulated Net Realized Gain (Loss)	8,973
Unrealized Appreciation (Depreciation) on:
Investments	(57,344)
Foreign Currency Exchange Contracts and Translations	18
Net Assets	$270,147
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 28,509,277 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.48

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Global Real Estate Portfolio

Statement of Operations

Six Months Ended
June 30, 2008
(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $202 Foreign Taxes Withheld)	$3,585
Dividends from Security of Affiliated Issuer	148
Interest from Securities of Unaffiliated Issuers	14
Total Investment Income	3,747
Expenses:
Investment Advisory Fees (Note B)	1,140
Distribution Fees — Class II Shares (Note D)	469
Administration Fees (Note C)	338
Custodian Fees (Note E)	91
Professional Fees	12
Shareholder Reporting Fees	10
Directors’ Fees and Expenses	2
Other	14
Total Expenses	2,076
Distribution Fees — Class II Shares Waived (Note D)	(134)
Investment Advisory Fees Waived (Note B)	(66)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(5)
Expense Offset (Note E)	(@—)
Net Expenses	1,871
Net Investment Income (Loss)	1,876
Realized Gain (Loss) on:
Investments Sold	(8,852)
Foreign Currency Transactions	126
Net Realized Gain (Loss)	(8,726)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(31,129)
Foreign Currency Exchange Contracts and Translations	8
Net Change in Unrealized Appreciation (Depreciation)	(31,121)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(39,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(37,971)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Global Real Estate Portfolio

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2008	Year Ended
	(unaudited)	December 31, 2007
	(000)	(000)
Increase (Decrease) In Net Assets Operations:
Net Investment Income (Loss)	$1,876	$2,632
Net Realized Gain (Loss)	(8,726)	21,898
Net Change in Unrealized Appreciation (Depreciation)	(31,121)	(51,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,971)	(27,222)
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(2,962)
Net Realized Gain	—	(714)
Total Distributions	—	(3,676)
Capital Share Transactions:(1)
Class II:
Subscriptions	70,125	186,879
Distributions Reinvested	—	3,676
Redemptions	(8,883)	(92,931)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	61,242	97,624
Total Increase (Decrease) in Net Assets	23,271	66,726
Net Assets:
Beginning of Period	246,876	180,150
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $3,899 and $2,023, respectively)	$270,147	$246,876
(1) Capital Share Transactions:
Class II:
Shares Subscribed	6,717	15,061
Shares Issued on Distributions Reinvested	—	302
Shares Redeemed	(812)	(7,657)
Net Increase (Decrease) in Class II Shares Outstanding	5,905	7,706

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Global Real Estate Portfolio

	Class II
Selected Per Share Data and Ratios	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006
Net Asset Value, Beginning of Period	$10.92		$12.09	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.07		0.13	0.08
Net Realized and Unrealized Gain (Loss)	(1.51)		(1.14)	2.23
Total from Investment Operations	(1.44)		(1.01)	2.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)	(0.17)
Net Realized Gain	—		(0.03)	(0.05)
Total Distributions	—		(0.16)	(0.22)
Net Asset Value, End of Period	$9.48		$10.92	$12.09
Total Return ±	(13.19	)%†	(8.47)%	23.15	%†
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$270,147		$246,876	$180,150
Ratio of Expenses to Average Net Assets (1)	1 .40	%**+	1 .40%+	1 .40	%**
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.40	%**+	1.10%+	1.05	%**
Portfolio Turnover Rate	17	%†	56%	8	%†
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1 .55	%**+	1 .58%+	1 .86	%**
Net Investment Income (Loss) to Average Net Assets	1 .25	%**+	0.92%+	0.60	%**
#	Per share amount is based on average shares outstanding.
*	Commencement of Operations
**	Annualized
†	Not Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (“REOCs”), real estate investment trusts (“REITs”) and similar entities established outside the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future. The Portfolio commenced operations on April 28, 2006.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2. Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2008, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3. Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4. New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

5. Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments *
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$259,457	$—
Level 2 - Other Significant Observable Inputs	10,890	@—
Level 3 - Significant Unobservable Inputs	—	—
Total	$270,347	$ @—

*    Other financial instruments include forwards.

@  Amount is less than $500.

At June 30, 2008, there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

6. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

Portfolio invests a significant portion of its assets in securities of real estate investment trusts (REIT). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

The Portfolio owns shares of REITs which report information on the source of their distributions annually, in the following calendar year. A portion of distributions received from REITs during the year under review is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer’s share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based of 0.85% of the average daily net assets of the Portfolio.

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.40%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2008, this waiver amounted to approximately $66,000.

Morgan Stanley Investment Management Limited, (the “MSIM Limited”) and Morgan Stanley Investment Management Company (the “MSIM Company”), each a wholly- owned subsidiary of Morgan Stanley, serve as investment sub- advisers (the “Sub-Advisers”) for the Portfolio on a day-to-day basis. MSIM Limited and MSIM Company each select, buy and sell securities for the Portfolio under the supervision of the Adviser. The Adviser pays each of the Sub-Advisers on a

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with Rule 12b- 1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $134,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions Paid		2006 Distributions Paid
From:		From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$3,368	$308	$3,195	$67

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$4,114	$(4,105)	$(9)

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$20,444	$6,082

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$327,691	$1,349	$(58,693)	$(57,344)

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2007, the Portfolio deferred to January 2, 2008, for U.S. Federal income tax purposes, post-October currency and PFIC losses of approximately $3,000 and $3,014,000, respectively.

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$6,688	$51,4308	$47,228	$148	$10,890

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $106,563,000 and $45,202,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

During the six months ended June 30, 2008, the Portfolio incurred approximately $8,000 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

I. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 94.9% for Class II shares.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFGRESAN

IU08-04338P-Y06/08

16

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

High Yield Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Example

High Yield Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note D in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	January 1, 2008	June 30, 2008	January 1, 2008 — June 30, 2008
Actual	$1,000.00	$969.70	$3.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.02

* Expenses are equal to the Portfolio’s annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund’s investment strategy or investment personnel. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate and the total expense ratio of the Portfolio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Portfolio (“soft dollars”). The Board noted that the Portfolio invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (83.5%)
Broadcasting (0.9%)
LIN Television Corp.,
6.50%, 5/15/13	$	(a)225	$207
Univision Communications, Inc. PIK,
9.75%, 3/15/15		(a)(b)175	129
			336
Cable (3.8%)
Cablevision Systems Corp.,
7.13%, 4/1/09		(c)360	362
Charter Communications Holdings I LLC /Charter
Communications Holdings I Capital Corp.,
11.00%, 10/1/15		(a)156	116
Charter Communications Holdings II LLC /Charter
Communications Holdings I Capital Corp.,
10.25%, 9/15/10		(a)110	107
CSC Holdings, Inc.,
8.50%, 6/15/15		(b)90	89
DirecTV Holdings LLC/DirecTV Financing Co.,
6.38%, 6/15/15		30	28
7.63%, 5/15/16		(b)265	262
Echostar DBS Corp.,
6.38%, 10/1/11		435	421
Intelsat Corp.,
9.00%, 8/15/14		52	53
Virgin Media Finance plc,
8.75%, 4/15/14		60	57
			1,495
Chemicals (4.9%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14		(a)375	326
10.25%, 3/1/16		(a)130	98
Innophos Holdings, Inc.,
9.50%, 4/15/12		(b)150	149
Innophos, Inc.,
8.88%, 8/15/14		235	236
Koppers Holdings, Inc.,
Zero Coupon, 11/15/14		(d)210	191
Koppers, Inc.,
9.88%, 10/15/13		160	169
Nalco Co.,
7.75%, 11/15/11		135	136
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	105	153
Terra Capital, Inc.,
7.00%, 2/1/17		$270	266
Westlake Chemical Corp.,
6.63%, 1/15/16		265	224
			1,948
Collateralized Mortgage Obligation — Non Agency
Collateral Series (0.5%)
American Home Mortgage Assets,
2.78%, 6/25/47		(c)116	45
2.79%, 10/25/46		(c)117	47
Countrywide Alternative Loan Trust,
2.76%, 3/20/47		(c)114	45
3.00%, 10/25/46		(c)150	7
3.18%, 2/25/37		(c)(h)99	8
Harborview Mortgage Loan Trust,
3.03%, 8/21/36		(c)150	8
3.18%, 1/19/36		(c)(h)148	11
Lehman XS Trust,
3.48%, 3/25/47		(c)200	7
Luminent Mortgage Trust,
2.84%, 7/25/36		(c)174	10
			188
Commercial Mortgage Backed Securities (0.7%)
Bear Stearns Structured Products, Inc.,
IO
0.01%, 1/27/37		2,604	3
0.54%, 1/27/37		(b)3,209	16
0.86%, 6/26/36		(b)3,381	12
0.89%, 1/27/37		3,450	15
2.97%, 4/25/37		(b)3,929	49
Countrywide Alternative Loan Trust,
2.20%, 5/25/47		(b)2,338	41
2.72%, 2/25/47		(b)2,413	28
Residential Accredit Loans, Inc.,
3.42%, 5/25/47		(b)3,037	57
3.44%, 3/25/47		(b)1,930	35
			256
Consumer Products (1.2%)
Jarden Corp.,
7.50%, 5/1/17		(a)325	284
Oxford Industries, Inc.,
8.88%, 6/1/11		205	199
			483
Diversified Media (3.5%)
CanWest MediaWorks, Inc.,
8.00%, 9/15/12		438	392
Dex Media West LLC/Dex Media Finance Co.,
9.88%, 8/15/13		219	198
Idearc, Inc.,
8.00%, 11/15/16		705	447
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		130	113
Valassis Communications, Inc.,
8.25%, 3/1/15		(a)270	246
			1,396
Energy (6.4%)
Chaparral Energy, Inc.,
8.50%, 12/1/15		400	349
8.88%, 2/1/17		60	52
Chesapeake Energy Corp.,
6.63%, 1/15/16		(a)150	145
7.50%, 9/15/13		115	116
Cie Generale de Geophysique-Veritas,
7.50%, 5/15/15		185	185

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Energy (cont’d)
Cimarex Energy Co.,
7.13%, 5/1/17	$85	$84
Gaz Capital S.A.,
6.51%, 3/7/22	(b)100	90
Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16	(b)225	232
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15	(b)470	454
Knight, Inc.,
6.50%, 9/1/12	91	89
Massey Energy Co.,
6.88%, 12/15/13	410	402
Newfield Exploration Co.,
7.13%, 5/15/18	55	52
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	270	272
		2,522
Financial (5.0%)
Alfa MTN Invest Ltd.,
9.25%, 6/24/13	(b)130	130
Capmark Financial Group, Inc.,
5.88%, 5/10/12	675	477
6.30%, 5/10/17	30	19
General Motors Acceptance Corp. LLC,
6.75%, 12/1/14	445	294
6.88%, 9/15/11	545	392
GrafTech Finance, Inc.,
10.25%, 2/15/12	48	50
ProLogis,
6.63%, 5/15/18	50	49
Realogy Corp.,
10.50%, 4/15/14	(a)275	193
Residential Capital LLC,
8.13%, 11/21/08	(a)65	57
8.50%, 5/15/10	(a)(b)12	10
9.63%, 5/15/15	(b)158	78
Washington Mutual Preferred Funding LLC,
9.75%	(b)(c)(f)300	237
		1,986
Food and Drug (2.8%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16	(b)95	95
CA FM Lease Trust,
8.50%, 7/15/17	(b)162	179
Rite Aid Corp.,
8.13%, 5/1/10	365	371
8.63%, 3/1/15	230	153
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14	290	293
		1,091
Food/Tobacco (2.7%)
Constellations Brands, Inc.,
7.25%, 5/15/17	(a)185	174
Michael Foods, Inc.,
8.00%, 11/15/13	230	228
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	430	356
Smithfield Foods, Inc.,
7.00%, 8/1/11	360	330
		1,088
Forest Products (3.7%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	(a)360	361
Georgia-Pacific LLC,
7.13%, 1/15/17	(b)305	288
Glatfelter,
7.13%, 5/1/16	95	94
Graham Packaging Co., Inc.,
8.50%, 10/15/12	85	81
9.88%, 10/15/14	(a)300	267
Graphic Packaging International Corp.,
9.50%, 8/15/13	(a)400	384
		1,475
Gaming/Leisure (5.7%)
Harrah’s Operating Co., Inc.,
5.38%, 12/15/13	695	429
Host Hotels & Resorts LP,
6.38%, 3/15/15	(a)140	125
7.13%, 11/1/13	255	238
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	(a)660	469
Las Vegas Sands Corp.,
6.38%, 2/15/15	(a)460	393
MGM Mirage,
6.00%, 10/1/09	190	188
Station Casinos, Inc.,
6.00%, 4/1/12	(a)405	324
7.75%, 8/15/16	(a)135	104
		2,270
Health Care (9.6%)
Community Health Systems, Inc.,
8.88%, 7/15/15	175	177
DaVita, Inc.,
6.63%, 3/15/13	275	265
Fisher Scientific International, Inc.,
6.13%, 7/1/15	265	263
FMC Finance III S.A.,
6.88%, 7/15/17	275	272
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	250	260
HCA, Inc.,
5.75%, 3/15/14	225	188
6.25%, 2/15/13	160	140
6.50%, 2/15/16	(a)190	159
8.70%, 2/10/10	160	164
8.75%, 9/1/10	48	49
9.13%, 11/15/14	15	15

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Health Care (cont’d)
Invacare Corp.,
9.75%, 2/15/15		$60	$60
LVB Acquisition Merger Sub, Inc. PIK,
10.38%, 10/15/17		(b)120	128
Medco Health Solutions, Inc.,
7.13%, 3/15/18		135	140
National Mentor Holdings, Inc.,
11.25%, 7/1/14		235	243
Omnicare, Inc.,
6.75%, 12/15/13		295	279
6.88%, 12/15/15		90	84
Sun Healthcare Group, Inc.,
9.13%, 4/15/15		195	196
Tenet Healthcare Corp.,
7.38%, 2/1/13		460	435
9.88%, 7/1/14		105	106
Warner Chilcott Corp.,
8.75%, 2/1/15		191	195
			3,818l
Housing (1.9%)
Interface, Inc.,
9.50%, 2/1/14		350	364
10.38%, 2/1/10		95	100
Nortek, Inc.,
8.50%, 9/1/14		(a)430	278
Pulte Homes, Inc.,
6.38%, 5/15/33		35	27
			769
Information Technology (3.4%)
Freescale Semiconductor, Inc.,
8.88%, 12/15/14		360	294
Iron Mountain, Inc.,
8.63%, 4/1/13		360	364
Kla-Tencor Corp.,
6.90%, 5/1/18		200	196
Lender Processing Services, Inc.,
8.13%, 7/1/16		(b)25	25
Sungard Data Systems, Inc.,
9.13%, 8/15/13		280	284
Vangent, Inc.,
9.63%, 2/15/15		195	171
			1,334
Manufacturing (2.3%)
Baldor Electric Co.,
8.63%, 2/15/17		105	106
Johnsondiversey, Inc.,
9.63%, 5/15/12		(a)244	247
9.63%, 5/15/12	EUR	112	173
Propex, Inc.,
10.00%, 12/1/12	$	(e)280	4
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14		405	393
			923
Metals (2.2%)
Evraz Group S.A.,
9.50%, 4/24/18		(b)200	201
Foundation PA Coal Co.,
7.25%, 8/1/14		105	106
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17		200	211
Novelis, Inc.,
7.25%, 2/15/15		385	366
			884
Retail (1.2%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12		260	260
Phillips-Van Heusen Corp.,
7.25%, 2/15/11		225	227
			487
Service (0.9%)
Aramark Corp.,
5.00%, 6/1/12		150	132
6.37%, 2/1/15		(c)20	19
8.50%, 2/1/15		75	74
Expedia, Inc.,
8.50%, 7/1/16		(a)(b)115	113
			338
Sovereign (0.5%)
Mexican Bonos,
9.50%, 12/18/14	MXN	2,095	208
Telecommunications (4.0%)
Axtel S.A.B. de C.V.,
11.00%, 12/15/13		$132	141
Citizens Communications Co.,
6.25%, 1/15/13		115	107
Exodus Communications, Inc.,
11.63%, 7/15/10		(e)(g)(h)429	—
Nordic Telephone Co. Holdings A.p.S.,
8.88%, 5/1/16		(b)110	109
Qwest Corp.,
5.63%, 11/15/08		100	100
Rhythms NetConnections, Inc.,
14.00%, 2/15/10		(e)(g)(h)481	—
Sprint Capital Corp.,
6.90%, 5/1/19		340	299
Sprint Nextel Corp.,
6.00%, 12/1/16		320	276
TDC AS,
6.50%, 4/19/12	EUR	90	136
Wind Acquisition Finance S.A.,
10.75%, 12/1/15	$	(b)310	327
Windstream Corp.,
8.13%, 8/1/13		105	105
			1,600

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Transportation (5.7%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	$385	$341
CHC Helicopter Corp.,
7.38%, 5/1/14	545	568
Ford Motor Credit Co. LLC,
7.00%, 10/1/13	540	398
7.25%, 10/25/11	700	543
General Motors Corp.,
8.38%, 7/15/33	(a)185	110
Penske Auto Group, Inc.,
7.75%, 12/15/16	(a)210	185
Sonic Automotive, Inc.,
8.63%, 8/15/13	(a)125	116
		2,261
Utilities (8.4%)
AES Corp. (The),
7.75%, 3/1/14	240	238
8.00%, 6/1/20	(b)370	359
Dynegy Holdings, Inc.,
7.75%, 6/1/19	(a)240	220
Equitable Resources, Inc.,
6.50%, 4/1/18	110	110
Intergen N.V.,
9.00%, 6/30/17	(b)250	260
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	85	89
Israel Electric Corp. Ltd.,
7.25%, 1/15/19	(b)200	204
Ormat Funding Corp.,
8.25%, 12/30/20	411	407
Reliant Energy, Inc.,
7.88%, 6/15/17	(a)230	226
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	(b)600	591
Williams Cos., Inc.,
7.88%, 9/1/21	590	628
		3,332
Wireless Communications (1.6%)
American Tower Corp.,
7.13%, 10/15/12	240	244
7.50%, 5/1/12	230	233
VIP Finance Ireland Ltd. for OJSC Vimpel Communications,
9.13%, 4/30/18	(a)(b)165	163
		640
Total Fixed Income Securities (Cost $37,356)		33,128
Bank Loans (1.2%) (j)
Energy (0.7%)
SandRidge Energy, Inc. PIK,
8.63%, 4/1/15	245	252
Information Technology Services (0.5%)
First Data Corp.,
5.23%, 9/24/14	104	96
5.55%, 9/24/14	120	110
		206
Total Bank Loans (Cost $462)		458
	Shares
Common Stocks (0.0%)
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	1	@—
XO Holdings, Inc.	(a)(i)284	@—
		@—
Utilities (0.0%)
PNM Resources, Inc.	60	1
SW Acquisition LP	(g)(h)(i)1	—
Total Common Stocks (Cost $521)		1
Preferred Stock (0.1%)
Financial (0.1%)
Fannie Mae, 8.75 (Convertible)
(Cost $48)	950	36
	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(i)570	@—
XO Holdings, Inc., Series B, expiring 1/16/10	(i)426	@—
XO Holdings, Inc., Series C, expiring 1/16/10	(i)426	@—
Total Warrants (Cost $—)		@—
	Shares
Short-Term Investments (30.4%)
Securities held as Collateral on Loaned Securities (15.6%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(k)1,375,532	1,376
	Face
	Amount
	(000)
Short-Term Debt (12.1%)
Alliance & Leicester plc,
2.47%, 9/5/08	$ (c)177	177
Bancaja,
2.97%, 11/12/08	(c)89	89
Bank of New York Co., Inc.,
2.46%, 8/8/08	(c)89	89
BASF AG,
2.73%, 8/19/08	(c)89	89
CAM US Finance S.A. Unipersonal,
2.70%, 7/25/08	(c)354	354
Canadian Imperial Bank of Commerce, New York,
2.17%, 7/28/08	(c)177	177

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Investments (cont’d)
Securities held as Collateral on Loaned Securities (cont’d)
Short-Term Debt (cont’d)
Deutsche Bank Securities, Inc.,
2.80%, 7/1/08	$1,549	$1,549
First Tennessee Bank,
2.50%, 8/15/08	(c)443	443
Goldman Sachs Group, Inc.,
2.54%, 9/12/08	(c)89	89
HSBC Finance Corp.,
2.47%, 8/6/08	(c)89	89
IBM Corp.,
2.48%, 9/8/08	(c)354	354
Macquarie Bank Ltd.,
2.51%, 8/20/08	(c)177	177
Metropolitan Life Global Funding,
2.48%, 8/21/08	(c)266	266
National Rural Utilities Cooperative Finance Corp.,
2.48%, 9/2/08	(c)354	354
Nationwide Building Society,
2.88%, 7/28/08	(c)206	206
Unicredito Italiano Bank (Ireland) plc,
2.48%, 8/8/08	(c)124	124
2.50%, 8/14/08	(c)195	195
		4,821
		6,197
	Shares
Investment Company (14.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(k)5,696,119	5,696
	Face
	Amount
	(000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill,
1.84%, 10/9/08	$ (l)(m)175	175
Total Short-Term Investments (Cost $12,068)		12,068
Total Investments (115.2%) (Cost $50,455)
— Including $6,068 of Securities Loaned		45,691
Liabilities in Excess of Other Assets (-15.2%)		(6,018)
Net Assets (100%)		$39,673

(a)	All or a portion of security on loan at June 30, 2008.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2008.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2008. Maturity date disclosed is the ultimate maturity date.
(e)	Issuer is in default.
(f)

Perpetual — Security does not have a predetermined maturity date. Rate of this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at June 30, 2008.

(g)	Security has been deemed illiquid at June 30, 2008.
(h)	Security was valued at fair value — At June 30, 2008, the Portfolio held approximately $19,000 of fair valued securities, representing less than 0.05% of net assets.
(i)	Non-income producing security.
(j)

Remaining maturities of bank loans may be less than state maturities shown as a result of contractual or optional prepayments by the borrower. Such payments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Bank loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(k)	See Note G within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(l)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(m)	Rate shown is the yield to maturity at June 30, 2008.
@	Value is less than $500.
EUR	Euro
IO	Interest Only
MXN	Mexican Peso
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	244	$383	7/31/08	USD	380	$380	$(3)
EUR	59	93	7/31/08	USD	92	92	(1)
		$476				$472	$(4)

USD United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	29	$6,125	Sep-08	$(7)
U.S. Treasury
5 yr. Note	10	1,106	Sep-08	3

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Futures Contracts (cont’d):
				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
EuroDollar 90 Day	6	$1,456	Sep-08	$(25)
EuroDollar CME	5	1,210	Dec-08	(16)
EuroDollar CME	4	967	Mar-09	(12)
EuroDollar CME	3	724	Jun-09	(9)
EuroDollar CME	2	481	Sep-09	(4)
EuroDollar CME	2	480	Dec-09	(3)
EuroDollar CME	3	718	Mar-10	(4)
EuroDollar CME	3	717	Jun-10	(3)
EuroDollar CME	2	477	Sep-10	(2)
EuroDollar CME	2	477	Dec-10	(1)
U.S. Treasury 10 yr. Note	67	7,633	Sep-08	(5)
U.S. Treasury Short Bond	3	347	Sep-08	(2)
				$(90)

CME		Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Bank of America
Carnival Corp., 6.65%, 1/15/28	Buy	$220	1.57%	3/20/18	$(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	160	0.70	3/20/13	(1)
Goodrich Corp., 7.63%, 12/15/12	Buy	110	0.82	3/20/18	(2)
Nordstrom, Inc., 6.95%, 3/15/28	Buy	145	1.03	3/20/18	2
Pactiv Corp., 8.13%, 6/15/17	Buy	325	1.38	3/20/13	(4)
Sealed Air Corp., 5.63%, 7/15/13	Buy	80	1.08	3/20/18	4
Sealed Air Corp., 5.63%, 7/15/13	Buy	100	1.12	3/20/18	4
Textron Financial Corp., 5.13%, 2/3/11	Buy	180	0.80	3/20/18	6
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	95	2.25	3/20/18	2
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	190	2.90	3/20/13	@—
Credit Suisse
ABX HE-AAA 06-1 Index	Buy	220	0.18	7/25/45	(15)
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	245	1.00	3/20/15	(2)
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	285	1.11	3/20/13	(4)
Pactiv Corp., 8.13%, 6/15/17	Buy	325	1.35	3/20/13	(4)
Deutsche Bank
Pactiv Corp., 8.13%, 6/15/17	Buy	120	1.34	3/20/13	(1)
Washington Mutual, Inc., 5.25%, 9/15/17	Buy	195	5.00	6/20/13	7
Goldman Sachs
American Standard, Inc., 7.63%, 2/15/10	Buy	70	0.50	3/20/18	(@—)
American Standard, Inc., 7.63%, 2/15/10	Buy	35	0.60	3/20/18	@—
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	325	2.20	6/20/13	(8)
AvalonBay Communities, Inc., 6.13%, 11/1/12	Buy	370	3.05	3/20/13	(22)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	380	0.59	3/20/13	(3)
Dow Jones CDX North America High Yield Index, Series 10	Sell	2,000	5.00	6/20/13	2
Dow Jones CDX North America Investment Grade High Volitility Index, Series 9	Sell	210	1.40	12/20/12	2
Eaton Corp., 7.65%, 11/15/29	Buy	570	0.97	3/20/18	(4)
First Energy Corp., 7.38%, 11/15/31	Buy	360	1.25	3/20/13	(6)

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Credit Default Swap Contracts (cont’d)

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Goldman Sachs (cont’d):
Goodrich Corp., 7.63%, 12/15/12	Buy	$110	0.47%	3/20/18	$1
Merrill Lynch & Co., 5.00%, 1/15/15	Buy	200	2.45	12/20/12	1
ProLogis, 5.50%, 3/1/13	Buy	205	2.97	6/20/13	(6)
ProLogis, 5.50%, 3/1/13	Buy	165	3.33	3/20/13	(7)
Sealed Air Corp., 5.63%, 7/15/13	Buy	140	1.08	3/20/18	6
Sealed Air Corp., 5.63%, 7/15/13	Buy	70	1.24	3/20/18	2
Textron Financial Corp., 5.13%, 2/3/11	Buy	320	1.05	3/20/13	2
JPMorgan Chase
Merrill Lynch & Co., 5.00%, 1/15/15	Buy	190	2.30	3/20/13	2
Nordstrom, Inc., 6.95%, 3/15/28	Buy	125	1.07	3/20/18	1
Nordstrom, Inc., 6.95%, 3/15/28	Buy	125	1.15	3/20/18	@—
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	100	0.58	3/20/13	(1)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29	Buy	130	0.63	3/20/13	(1)
SLM Corp., 5.13%, 8/27/12	Buy	110	4.95	3/20/13	2
Lehman Brothers
ABX HE-AAA 06-1 Index	Buy	220	0.18	7/25/45	(18)
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	55	1.04	3/20/18	(@—)
Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	545	1.40	3/20/13	(14)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11	Buy	335	0.64	3/20/13	(3)
Dow Jones CDX North America High Yield Index, Series 9	Sell	1,332	3.75	12/20/12	(46)
Goodrich Corp., 7.63%, 12/15/12	Buy	130	0.45	3/20/18	2
Goodrich Corp., 7.63%, 12/15/12	Buy	90	0.46	3/20/18	1
MetLife, Inc., 5.00%, 6/15/15	Buy	215	2.15	3/20/13	(8)
Merrill Lynch
Carnival Corp., 6.65%, 1/15/28	Buy	215	1.50	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28	Buy	185	1.57	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28	Buy	120	1.60	3/20/18	(1)
Dow Jones CDX North America Investment Grade High Volitility Index, Series 9	Sell	220	1.40	12/20/12	6
Eaton Corp., 7.65%, 11/15/29	Buy	125	0.92	3/20/18	(@—)
SLM Corp., 5.13%, 8/27/12	Buy	110	5.00	3/20/13	2
Walt Disney Co. (The), 5.63%, 9/15/16	Buy	545	0.77	3/20/13	(8)
UBS
American Standard, Inc., 7.63%, 2/15/10	Buy	210	0.50	3/20/13	(@—)
American Standard, Inc., 7.63%, 2/15/10	Buy	220	0.60	3/20/18	1
Dow Jones CDX North America High Yield Index, Series 10	Sell	490	5.00	6/20/13	(13)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	90	1.73	3/20/18	(1)
Martin Marietta Materials, Inc., 6.88%, 4/1/11	Buy	90	1.78	3/20/13	(1)
Textron Financial Corp., 5.13%, 2/3/11	Buy	165	1.00	3/20/13	2
Textron Financial Corp., 5.13%, 2/3/11	Buy	125	1.01	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11	Buy	310	1.06	3/20/13	(4)
Toll Brothers Finance Corp., 6.88%, 11/15/12	Buy	300	2.90	3/20/13	@—
					$(150)

The accompanying notes are an integral part of the financial statements.

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.55%	2/22/18	$793	$10
	3 Month LIBOR	Pay	5.07	4/14/18	725	(3)
	3 Month LIBOR	Pay	4.98	4/15/18	1,240	(9)
	3 Month LIBOR	Receive	5.96	2/22/23	994	(16)
	3 Month LIBOR	Pay	5.64	3/7/23	2,560	42
	3 Month LIBOR	Receive	6.04	3/7/23	3,295	(61)
	3 Month LIBOR	Receive	5.47	4/14/23	925	(3)
	3 Month LIBOR	Receive	5.38	4/15/23	1,530	(1)
Deutsche Bank	3 Month LIBOR	Pay	5.03	10/25/17	6,500	215
	6 Month EUR LIBOR	Receive	4.93	7/1/18	2,760	(2)
	6 Month EUR LIBOR	Pay	5.27	7/1/23	3,455	(5)
JPMorgan Chase	3 Month LIBOR	Pay	5.43	8/20/17	3,000	228
	3 Month LIBOR	Pay	5.36	8/24/17	2,500	176
	3 Month LIBOR	Receive	3.97	3/25/18	2,000	90
						$661

LIBOR London Inter Bank Offer Rate

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

**	Includes 15.6% of securities held as collateral on loaned securities as of June 30, 2008.

The accompanying notes are an integral part of the financial statements.

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities

June 30, 2008 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Including $6,068 of Securities on Loan) (Cost $43,383)	$38,619
Investment in Security of Affiliated Issuer, at Value (Cost $7,072)	7,072
Total Investments in Securities, at Value (Cost $50,455)	45,691
Cash	107
Receivable for Investments Sold	6,215
Unrealized Appreciation on Swap Agreements	822
Interest Receivable	661
Foreign Currency, at Value (Cost $10)	10
Dividends Receivable	4
Receivable for Portfolio Shares Sold	3
Receivable from Affiliate	@—
Other Assets	1
Total Assets	53,514
Liabilities:
Collateral for Securities Loaned, at Value	6,197
Payable for Investments Purchased	6,240
Due to Broker	978
Unrealized Depreciation on Swap Agreements	311
Investment Advisory Fees Payable	32
Payable for Portfolio Shares Redeemed	22
Administration Fees Payable	9
Unrealized Depreciation on Foreign Currency Exchange Contracts	4
Custodian Fees Payable	2
Directors’ Fees and Expenses Payable	1
Other Liabilities	45
Total Liabilities	13,841
NET ASSETS	$39,673
Net Assets Consist of:
Paid-in Capital	$64,877
Undistributed (Distributions in Excess of) Net Investment Income	4,873
Accumulated Net Realized Gain (Loss)	(25,730)
Unrealized Appreciation (Depreciation) on:
Investments	(4,764)
Foreign Currency Exchange Contracts and Translations	(4)
Futures Contracts	(90)
Swap Agreements	511
Net Assets	$39,673
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,177,513 Outstanding $0.002 Par Value Shares (Authorized 500,000,000 Shares)	$12.49

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

High Yield Portfolio

Statement of Operations

Six Months Ended June 30, 2008 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,685
Dividends from Security of Affiliated Issuer	20
Dividends from Securities of Unaffiliated Issuers	@—
Total Investment Income	1,705
Expenses:
Investment Advisory Fees (Note B)	79
Administration Fees (Note C)	50
Shareholder Reporting Fees	20
Professional Fees	12
Custodian Fees (Note D)	5
Directors’ Fees and Expenses	1
Other	4
Total Expenses	171
Investment Advisory Fees Waived (Note B)	(19)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note G)	(1)
Expense Offset (Note D)	(@—)
Net Expenses	151
Net Investment Income (Loss)	1,554
Realized Gain (Loss) on:
Investments Sold	(740)
Foreign Currency Transactions	(104)
Futures Contracts	(220)
Swap Agreements	(89)
Net Realized Gain (Loss)	(1,153)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,549)
Foreign Currency Exchange Contracts and Translations	5
Futures Contracts	28
Swap Agreements	(105)
Net Change in Unrealized Appreciation (Depreciation)	(1,621)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(2,774)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,220)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

High Yield Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$1,554	$3,516
Net Realized Gain (Loss)	(1,153)	348
Net Change in Unrealized Appreciation (Depreciation)	(1,621)	(1,868)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,220)	1,996
Distributions from and/or in Excess of:
Net Investment Income	—	(3,917)
Capital Share Transactions:(1)
Subscriptions	5,799	3,552
Distributions Reinvested	—	3,917
Redemptions	(6,452)	(16,964)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(653)	(9,495)
Total Increase (Decrease) in Net Assets	(1,873)	(11,416)
Net Assets:
Beginning of Period	41,546	52,962
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $4,873 and $3,319, respectively)	$39,673	$41,546
(1) Capital Share Transactions:
Shares Subscribed	460	267
Shares Issued on Distributions Reinvested	—	308
Shares Redeemed	(506)	(1,259)
Net Increase (Decrease) in Capital Shares Outstanding	(46)	(684)

The accompanying notes are an integral part of the financial statements.

14

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

Financial Highlights

High Yield Portfolio

	Six Months Ended June 30, 2008		Year Ended December 31,
Selected Per Share Data and Ratios*	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.89		$13.55		$13.59	$14.56	$14.17	$11.27
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	0.52		1.01		0.96	1.00	1.02	1.00
Net Realized and Unrealized Gain (Loss)	(0.92)		(0.46)		(0.43)	(0.87)	0.27	1.90
Total from Investment Operations	(0.40)		0.55		0.53	0.13	1.29	2.90
Distributions from and/or in Excess of:
Net Investment Income	—		(1.21)		(0.57)	(1.10)	(0.90)	—
Net Asset Value, End of Period	$12.49		$12.89		$13.55	$13.59	$14.56	$14.17
Total Return ±	(3.03	)%††	4.01%		8.62%	1.06%	9.49%	25.71%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$39,673		$41,546		$52,962	$58,480	$64,052	$60,022
Ratio of Expenses to Average Net Assets(1)	0.80	%**+	0.80	%+	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(1)	8.22	%**+	7.56	%+	7.13%	7.16%	7.24%	7.79%
Portfolio Turnover Rate	17	%††	32%		26%	65%	58%	63%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.90	%**+	0.81	%+	0.87%	0.86%	0.90%	1.02%
Net Investment Income to Average Net Assets	8.12	%**+	7.55	%+	7.06%	7.10%	7.14%	7.57%
*

On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

#	Per share amount is based on average shares outstanding.
**	Annualized
††	Not Annualized
+

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±

Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

2. Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

•                  investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

•                  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities

16

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2008, the net assets of the Portfolio were partially comprised of foreign denominated securities. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign” shares’ market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

3. Foreign Currency Exchange Contracts: The Portfolio may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates and, in certain situations, to gain exposure to foreign currencies. The Portfolio may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

4. Securities Lending: The Portfolio may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolio’s Statement of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

plus any rebate that is required to be returned to the borrower.

The value of the loaned securities was approximately $6,068,000 and related collateral outstanding at June 30, 2008 was approximately $6,197,000. For the six months ended June 30, 2008, the Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent) of approximately $19,000.

5. Futures: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. “Due from (to) Broker” is comprised of initial margin and variation margin, as stated in the Statement of Assets and Liabilities.

The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6. Swap Agreements: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. The following summarizes swaps which may be entered into by the Portfolio.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statement of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statement of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statement of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end

18

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

of each measurement period are recorded as realized gains or losses in the Statement of Operations.

Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statement of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Assets and Liabilities.

7. Purchased and Written Options: The Portfolio may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain (loss). By writing a covered call option, the Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

The Portfolio may purchase call and put options on its portfolio securities or other financial instruments. The Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

8. New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

9. Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$37	$(90)
Level 2 - Other Significant Observable Inputs	45,635	507
Level 3 - Significant Unobservable Inputs	19	—
Total	$45,691	$417

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

		Other
	Investments	Financial
	in Securities	Instruments*
	(000)	(000)
Balance as of 12/31/07	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	(857)	—
Change in unrealized appreciation (depreciation)	857	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	19	—
Balance as of 6/30/08	$19	$—
The amount of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at 6/30/08	$(180)	$—

* Other financial instruments include forwards, futures and swap contracts.

10. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $500 million	Next $250 million	Next $250 million	Next $1 billion	Next $1 billion	Over $3 billion
0.42%	0.345%	0.295%	0.27%	0.245%	0.22%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.80%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2008, this waiver amounted to approximately $19,000.

C.    Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D.    Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

E.     Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown.

20

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

F. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions Paid		2006 Distributions Paid
From:		From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$3,917	—	$4,422	—

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and paydown adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment Income	Net Realized	Paid-in
(Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$38	$(38)	—

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income	Capital Gain
(000)	(000)
$3,472	—

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$50,455	$406	$(5,170)	$(4,764)

At December 31, 2007, the Portfolio had available capital loss carry forwards to offset future net capital gains, to the extent provided by regulations, of approximately $24,274,000 of which $266,000 will expire on December 31, 2008, $1,274,000 will expire on December 31, 2009, $9,829,000 will expire on December 31, 2010, $12,175,000 will expire on December 31, 2011, $178,000 will expire on December 31, 2013 and $552,000 will expire on December 31, 2014. During the year ended December 31, 2007, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $506,000.

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital, passive foreign investment company (“PFIC”) and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2007, the Portfolio deferred to January 2, 2008, for U.S. Federal income tax purposes, post-October capital and currency losses of approximately $324,000 and $9,000, respectively.

G. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$727	$20,080	$13,735	$20	$7,072

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $6,094,000 and $9,435,000, respectively. For the six months ended June 30, 2008, sales of long-term U.S. Government securities were approximately $403,000.

H.    Other: At June 30, 2008, a substantial portion of the Portfolio’s investments consisted of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than the higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Portfolio to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Portfolio of Investments and the differences could be material.

At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 75.2%.

I.      Reverse Stock Split: After the close of business on November 10, 2006, High Yield Portfolio effected a 1 for 2 reverse stock split for the shares of the Portfolio. All transactions in capital stock and per share data prior to November 13, 2006, have been restated to give effect to the reverse stock split. The reverse stock split had no impact on the overall value of shareholder’s investment in the Portfolio.

22

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFHYSAN
IU08-04341P-Y06/08

23

The Universal Institutional Funds, Inc. Semi-Annual Report – June 30, 2008

Small Company Growth Portfolio

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Expense Example

Small Company Growth Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges, and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class II shares) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of the expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 — June 30, 2008
Class II
Actual	$1,000.00	$873.00	$5.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27

* Expenses are equal to Class II shares’ annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolio. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Portfolio, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Portfolio’s performance for the one- and three-year periods ended December 31, 2007 and for the period April 30, 2003 to December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. The Board concluded that the Portfolio’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Portfolio under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other funds it manages with investment strategies comparable to those of the Portfolio, but understandable in light of the fact that certain administrative services are provided in connection with certain insurance dedicated funds.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Portfolio as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Portfolio, as shown in the Lipper Report. The Board concluded that the management fee rate was acceptable as the total expense ratio was competitive with that of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Portfolio’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Portfolio’s management fee and noted that the fee, as a percentage of the Portfolio’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Portfolio’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Portfolio.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Portfolio and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Portfolio shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Portfolio 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the 1 2b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Portfolio and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Portfolio. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Portfolio and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Portfolio’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Portfolio and the Adviser

The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

		Value
	Shares	(000)
Common Stocks (98.8%)
Biotechnology Research & Production (4.5%)
Alnylam Pharmaceuticals, Inc.	(a)24,172	$646
Illumina, Inc.	(a)13,956	1,216
		1,862
Building: Cement (4.7%)
Eagle Materials, Inc.	36,546	926
Texas Industries, Inc.	18,255	1,024
		1,950
Casinos & Gambling (0.3%)
Lakes Entertainment, Inc.	(a)18,619	122
Commercial Information Services (0.2%)
Viad Corp.	2,558	66
Communications & Media (0.7%)
CKX, Inc.	(a)32,430	284
Communications Technology (2.1%)
GMarket, Inc. ADR	(a)18,662	383
GSI Commerce, Inc.	(a)34,231	466
		849
Computer Services Software & Systems (8.3%)
Bankrate, Inc.	(a)8,829	345
Blackboard, Inc.	(a)17,462	667
comScore, Inc.	(a)14,367	313
Forrester Research, Inc.	(a)30,138	931
Longtop Financial Technologies Ltd. ADR	(a)29,202	484
NetSuite, Inc.	(a)11,961	245
Sina Corp.	(a)9,732	414
		3,399
Education Services (6.9%)
Ambassadors Group, Inc.	27,405	409
American Public Education, Inc.	(a)13,452	525
Strayer Education, Inc.	9,069	1,896
		2,830
Electronics: Semi-Conductors/Components (0.6%)
Tessera Technologies, Inc.	(a)14,216	233
Electronics: Technology (1.7%)
Cogent Communications Group, Inc.	(a)53,032	710
Energy — Miscellaneous (4.5%)
Contango Oil & Gas Co.	(a)19,777	1,838
Engineering & Contracting Services (1.8%)
Grupo Aeroportuario del Pacifico S.A. de C.V.
ADR	24,644	724
Entertainment (1.8%)
Vail Resorts, Inc.	(a)17,308	741
Financial — Miscellaneous (4.1%)
Interactive Data Corp.	22,633	569
Riskmetrics Group, Inc.	(a)57,615	1,131
		1,700
Homebuilding (2.2%)
Gafisa S.A. ADR	26,393	907
Hotel/Motel (0.7%)
Mandarin Oriental International Ltd.	174,100	303
Insurance: Multi-Line (1.6%)
Greenlight Capital Re Ltd., Class A	(a)28,521	652
Investment Management Companies (4.2%)
Climate Exchange plc	(a)2,687	102
Greenhill & Co., Inc.	20,767	1,119
Pzena Investment Management, Inc., Class A	40,378	515
		1,736
Leisure Time (2.0%)
Aruze Corp.	23,600	700
Premier Exhibitions, Inc.	(a)24,613	112
		812
Machinery: Industrial/Specialty (1.0%)
Middleby Corp.	(a)9,234	405
Medical & Dental Instruments & Supplies (5.9%)
Cepheid, Inc.	(a)17,560	494
Techne Corp.	(a)25,184	1,949
		2,443
Oil: Crude Producers (5.6%)
Carrizo Oil & Gas, Inc.	(a)11,927	812
GMX Resources, Inc.	(a)19,836	1,470
		2,282
Printing & Copying Services (1.0%)
VistaPrint Ltd.	(a)14,672	393
Publishing — Miscellaneous (1.6%)
Morningstar, Inc.	(a)9,091	655
Real Estate Investment Trusts (REIT) (1.5%)
Brascan Residential Properties S.A.	88,921	483
Consolidated-Tomoka Land Co.	3,457	145
FX Real Estate and Entertainment, Inc.	(a)5,607	11
		639
Restaurants (2.3%)
BJ’s Restaurants, Inc.	(a)27,968	272
P.F. Chang’s China Bistro, Inc.	(a)30,707	686
		958
Retail (7.1%)
AFC Enterprise, Inc.	(a)38,957	311
Blue Nile, Inc.	(a)28,831	1,226
Citi Trends, Inc.	(a)23,083	523
Ctrip.com International Ltd. ADR	9,287	425
Dena Co. Ltd.	75	442
		2,927
Services: Commercial (9.1%)
Advisory Board Co. (The)	(a)30,825	1,212
Corporate Executive Board Co.	11,262	474
CoStar Group, Inc.	(a)25,742	1,144
Information Services Group, Inc.	(a)63,700	306
MercadoLibre, Inc.	(a)17,332	598
		3,734
Shoes (3.1%)
Iconix Brand Group, Inc.	(a)22,396	270
Lululemon Athletica, Inc.	(a)34,536	1,004
		1,274

The accompanying notes are an integral part of the financial statements.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

		Value
	Shares	(000)
Technology — Miscellaneous (2.0%)
athenahealth, Inc.	(a)10,392	$320
Housevalues, Inc.	(a)26,938	74
iRobot Corp.	(a)18,868	259
Rediff.com India Ltd. ADR	(a)21,587	168
		821
Toys (1.9%)
Marvel Entertainment, Inc.	(a)23,824	766
Transportation — Miscellaneous (0.6%)
Integrated Distribution Services Group Ltd.	131,000	258
Utilities: Electrical (3.2%)
Brookfield Infrastructure Partners LP	67,184	1,317
Total Common Stocks (Cost $41,928)		40,590
Preferred Stocks (1.6%)
Biotechnology Research & Production (1.0%)
Ironwood Pharmaceuticals, Inc., (Convertible)	(a)(b)36,808	422
Diversified Financial Services (0.6%)
Ning, Inc. (Convertible)	(a)(b)30,861	221
Total Preferred Stocks (Cost $451)		643
Total Investments (100.4%) (Cost $42,379)		41,233
Liabilities in Excess of Other Assets (-0.4%)		(169)
Net Assets (100%)		$41,064

(a)	Non-income producing security.
(b)	Security was valued at fair value — At June 30, 2008, the Portfolio held fair valued securities valued at approximately $643,000, representing 1.6% of net assets.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*

Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities

June 30, 2008 (000)
Assets:
Investments of Securities of Unaffiliated Issuers, at Value (Cost $42,379)	$41,233
Cash	9
Receivable for Investments Sold	267
Dividends Receivable	14
Receivable for Portfolio Shares Sold	@—
Receivable from Affiliate	@—
Other Assets	1
Total Assets	41,524
Liabilities:
Payable for Investments Purchased	143
Payable for Portfolio Shares Redeemed	136
Investment Advisory Fees Payable	89
Foreign Currency Overdraft, at Value (Cost $47)	47
Administration Fees Payable	10
Custodian Fees Payable	3
Distribution Fees — Class II Shares	2
Other Liabilities	30
Total Liabilities	460
NET ASSETS	$41,064
Net Assets Consist of:
Paid-in Capital	$37,724
Undistributed (Distribution in Excess of) Net Investment Income	(56)
Accumulated Net Realized Gain (Loss)	4,542
Unrealized Appreciation (Depreciation) on:
Investments	(1,146)
Foreign Currency Translations	@—
Net Assets	$41,064
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,777,466 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.78

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Small Company Growth Portfolio

Statement of Operations

Six Months Ended June 30, 2008 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 Foreign Taxes Withheld)	$193
Dividends from Security of Affiliated Issuer	26
Total Investment Income	219
Expenses:
Investment Advisory Fees (Note B)	203
Distribution Fees — Class II Shares (Note D)	77
Administration Fees (Note C)	58
Professional Fees	13
Shareholder Reporting Fees	8
Custodian Fees (Note E)	6
Directors’ Fees and Expenses	1
Other	4
Total Expenses	370
Distribution Fees — Class II Shares Waived (Note D)	(66)
Investment Advisory Fees Voluntarily Waived (Note B)	(28)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note H)	(1)
Expense Offset (Note E)	(@—)
Net Expenses	(275)
Net Investment Income (Loss)	(56)
Realized Gain (Loss) on:
Investments Sold	600
Foreign Currency Transactions	(3)
Net Realized Gain (Loss)	597
Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,999)
Foreign Currency Translations	(@—)
Net Change in Unrealized Appreciation (Depreciation)	(6,999)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(6,402)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,458)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Small Company Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2008 (unaudited) (000)	Year Ended December 31, 2007 (000)
Increase (Decrease) In Net Assets
Operations:
Net Investment Income (Loss)	$(56)	$(312)
Net Realized Gain (Loss)	597	4,091
Net Change in Unrealized Appreciation (Depreciation)	(6,999)	(1,937)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,458)	1,842
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(4,787)
Capital Share Transactions:(1)
Class II:
Subscriptions	1,966	3,366
Distributions Reinvested	—	4,787
Redemptions	(5,615)	(12,373)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,649)	(4,220)
Total Increase (Decrease) in Net Assets	(10,107)	(7,165)
Net Assets:
Beginning of Period	51,171	58,336
End of Period (Including Undistributed (Distributions in Excess of) Net Investment Income of $(56) and $@—, respectively)	$41,064	$51,171
(1) Capital Share Transactions:
Class II:
Shares Subscribed	126	187
Shares Issued on Distributions Reinvested	—	270
Shares Redeemed	(371)	(686)
Net Increase (Decrease) in Class II Shares Outstanding	(245)	(229)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008

Financial Highlights

Small Company Growth Portfolio

	Class II
							Period from April
	Six Months Ended						30, 2003* to
	June 30, 2008		Year Ended December 31,				December 31,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$16.93		$17.94	$17.36	$15.48	$13.40	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)#	(0.02)		(0.10)	(0.14)	(0.03)	(0.13)	(0.09)
Net Realized and Unrealized Gain (Loss)	(2.13)		0.70	2.07	2.01	2.67	3.72
Total from Investment Operations	(2.15)		0.60	1.93	1.98	2.54	3.63
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.61)	(1.35)	(0.10)	(0.46)	(0.23)
Net Asset Value, End of Period	$14.78		$16.93	$17.94	$17.36	$15.48	$13.40
Total Return ±	(12.70	)%††	2.96%	11.84%	12.88%	18.95%	36.30	%††
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$41,064		$51,171 +	$58,336	$50,785	$34,752	$17,938
Ratio of Expenses to Average Net Assets(1)	1.25	%**+	1.25%	1.25%	1.25%	1.25%	1.25	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.25	)%**+	(0.56)%+	(0.80)%	(0.19)%	(0.93)%	(1.06	)%**
Portfolio Turnover Rate	25	%††	52%	68%	72%	113%	82	%††
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.68	%**+	1.63%+	1.73%	1.81%	1.91%	4.98	%**
Net Investment Income (Loss) to Average Net Assets	(0.68	)%**+	(0.94)%+	(1.28)%	(0.75)%	(1.59)%	(4.79	)%**

#                    Per share amount is based on average shares outstanding.

*                    Commencement of Operations

**             Annualized

††               Not Annualized

+                    Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

±                    Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

The accompanying notes are an integral part of the financial statements.

9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”).

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Portfolio has suspended the offering of its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have not previously offered the Portfolio as an investment option. The Portfolio will continue to offer its shares to investors through insurance and variable annuity contracts or qualified pension or retirement plans that have previously offered the Portfolio. The Portfolio may recommence offering its shares to investors through new insurance and variable annuity contracts or qualified pension or retirement plans at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

A. Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.    Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.    New Accounting Pronouncement: On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

3.    Fair Value Measurement: The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

the Portfolio’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at value:

		Other
	Investments	Financial
	in Securities	Instruments
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$40,590	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	643	—
Total	$41,233	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

		Other
	Investments	Financial
	in Securities	Instruments
	(000)	(000)
Balance as of 12/31/07	$230	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	192	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	221	—
Balance as of 6/30/08	$643	$—
The amount of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at 6/30/08	$192	$—

4.    Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends), net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

First $1	Next $500	Over $1.5
billion	million	billion
0.92%	0.85%	0.80%

MS Investment Management has voluntarily agreed to waive fees payable to it and/or reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, if necessary, to the extent that the total annual operating expenses, excluding bank overdraft, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%. Fee waivers and/or expense reimbursements are voluntary and may be terminated at any time. For the six months ended June 30, 2008, this waiver amounted to approximately $28,000.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Portfolio with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distribution Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of Adviser, serves as the Distributor of the Fund and provides the Portfolio’s Class II shareholders with distribution services pursuant to a Distribution Plan (the “Plan”) in accordance with

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2008, this waiver amounted to approximately $66,000.

E. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of the Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statement of Operations.

F. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. Federal Income Taxes: It is the Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Portfolio adopted the provisions of the Financial Accounting Standards Board’s (“FASB”) Interpretation number 48 Accounting for Uncertainty in Income Taxes (the “Interpretation”), on June 30, 2007. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2008, this did not result in an impact to the Portfolio’s financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 was as follows:

2007 Distributions		2006 Distributions
Paid From:		Paid From:
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gain	Income	Capital Gain
(000)	(000)	(000)	(000)
$470	$4,317	$1,269	$2,944

The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2007:

Accumulated
Undistributed
(Distributions in
Excess of) Net	Accumulated
Investment	Net Realized	Paid-in
Income (Loss)	Gain (Loss)	Capital
(000)	(000)	(000)
$312	$3	$(315)

At December 31, 2007, the Portfolio had distributable earnings on a tax basis as follows:

Undistributed	Undistributed
Ordinary	Long-Term
Income (000)	Capital Gain (000)
$—	$3,974

At June 30, 2008, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio were:

			Net
			Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
(000)	(000)	(000)	(000)
$42,379	$5,862	$(7,008)	$(1,146)

H. Security Transactions and Transactions with Affiliates: The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Notes to Financial Statements (cont’d)

of advisory and administration fees paid by the Morgan Stanley Institutional Liquidity Money Market Portfolio. For the six months ended June 30, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Morgan Stanley Institutional Liquidity Money Market Portfolio.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2008 is as follows:

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2007	at Cost	Proceeds	Income	2008
(000)	(000)	(000)	(000)	(000)
$1,541	$8,255	$9,796	$26	$—

For the six months ended June 30, 2008, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $11,155,000 and $13,241,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2008.

During the six months ended June 30, 2008, the Portfolio incurred less than $500 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

I. Other: At June 30, 2008, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.9% for Class II shares.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2008 (unaudited)

Director and Officer Information

Directors	Officers

Frank L. Bowman	Michael E. Nugent
Chairman of the Board and Director
Michael Bozic
Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer

James F. Higgins	Kevin Klingert
Vice President
Dr. Manuel H. Johnson
Dennis F. Shea
Joseph J. Kearns	Vice President

Michael F. Klein	Amy R. Doberman
Vice President
W. Allen Reed
Carsten Otto
Fergus Reid	Chief Compliance Officer

Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue
New York, New York 10036	James W. Garrett
Treasurer and Chief Financial Officer
Distributor
Morgan Stanley Distribution, Inc.	Mary E. Mullin
One Tower Bridge	Secretary
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899	Legal Counsel
Clifford Chance US LLP
Custodian	31 West 52nd Street
JPMorgan Chase Bank, N.A.	New York, New York 10019-6131
270 Park Avenue
New York, New York 10017	Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

The Investment Adviser, Morgan Stanley Investment Management Inc., does business in certain instances as Van Kampen or Morgan Stanley Asset Management.

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.vankampen.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-281-2715 or by visiting our website at www.vankampen.com. It is also available on the Securities and Exchange Commission’s website at www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-281-2715. This information is also available on the Securities and Exchange Commission’s website at www.sec.gov.

UIFSCGSAN
IU08-04348P-Y06/08

14

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

(a)           Refer to Item 1.

(b)           Not used.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. (b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 15, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	August 15, 2008